                                                      Registration No. 333-23327
                                                                       811-07463

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 5
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Post-Effective Amendment No. 18

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                ------------------------------------------------
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                     --------------------------------------
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111
                                 --------------

                                ERNEST J. WRIGHT
                                    Secretary
                     The Travelers Life and Annuity Company
                                One Tower Square
                           HARTFORD, CONNECTICUT 06183
                           ---------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

-----      immediately upon filing pursuant to paragraph (b) of Rule 485.
  X        on May 1, 2002 pursuant to paragraph (b) of Rule 485.
-----
           60 days after filing pursuant to paragraph (a)(1) of Rule 485.
-----
           on ___________ pursuant to paragraph (a)(1) of Rule 485.
-----

If appropriate, check the following box:

           this post-effective amendment designates a new  effective date for  a
------     previously filed post-effective amendment.

Travelers Access Annuity Prospectus:

The Travelers Fund ABD For Variable Annuities
The Travelers Fund ABD II For Variable Annuities

This prospectus describes Travelers Access Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“nonqualified Contracts”). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

You can choose to have your premium (“purchase payments”) accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

Capital Appreciation Fund	Salomon Brothers Variable Series Fund Inc.
Money Market Portfolio	Capital Fund
AIM Variable Insurance Funds	Investors Fund
AIM V.I. Premier Equity Fund(1) – Series I	Large Cap Growth Fund
Alliance Variable Product Series Fund, Inc.	Small Cap Growth Fund
Premier Growth Portfolio — Class B	Travelers Series Fund Inc.
Credit Suisse Trust(2)	AIM Capital Appreciation Portfolio
Credit Suisse Emerging Markets Portfolio	Alliance Growth Portfolio
Delaware VIP Trust(3)	MFS Total Return Portfolio
VIP REIT Series — Standard Class(4)	The Travelers Series Trust
Dreyfus Variable Investment Fund	Convertible Securities Portfolio(6)
Appreciation Portfolio — Initial Shares	Disciplined Mid Cap Stock Portfolio
Small Cap Portfolio — Initial Shares	Equity Income Portfolio
Franklin Templeton Variable Insurance Products Trust	Federated High Yield Portfolio
Mutual Shares Securities Fund — Class 2	Federated Stock Portfolio
Templeton Growth Securities Fund — Class 2	Large Cap Portfolio
Greenwich Street Series Fund	Lazard International Stock Portfolio
Emerging Growth Fund	MFS Emerging Growth Portfolio
Equity Index Portfolio — Class II Shares	MFS Mid Cap Growth Portfolio
Growth and Income Fund	MFS Research Portfolio
Janus Aspen Series	Travelers Quality Bond Portfolio
Balanced Portfolio — Service Shares	Van Kampen Life Investment Trust
Global Life Sciences Portfolio — Service Shares	Comstock Portfolio — Class II Shares
Global Technology Portfolio — Service Shares	Emerging Growth Portfolio — Class II Shares
Worldwide Growth Portfolio — Service Shares	Variable Insurance Products Fund II (Fidelity)
PIMCO Variable Insurance Trust	Contrafund® Portfolio — Service Class 2
Total Return Portfolio — Administrative Class(5)	Variable Insurance Products Fund III (Fidelity)
Putnam Variable Trust	Dynamic Capital Appreciation Portfolio —
Putnam VT International Growth Portfolio — Class IB Shares	Service Class 2
Putnam VT Small Cap Value Fund — Class IB Shares	Mid Cap Portfolio — Service Class 2
Putnam VT Voyager II Fund — Class IB Shares

  ___________________

(1)	Formerly AIM V.I. Value Fund	(4)	Formerly REIT Series
(2)	Formerly Credit Suisse Warburg Pincus Trust	(5)	Formerly Total Return Bond Portfolio
(3)	Formerly Delaware Group Premium Fund	(6)	Formerly Convertible Bond Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-9368 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2002

Index of Special Terms	2	Miscellaneous Contract Provisions	27
Summary	3	Right to Return	27
Fee Table	5	Termination	27
Condensed Financial Information	11	Required Reports	27
The Annuity Contract	11	Suspension of Payments	27
Contract Owner Inquiries	11	The Separate Accounts	27
Purchase Payments	11	Performance Information	28
Accumulation Units	11	Federal Tax Considerations	28
The Variable Funding Options	12	Non-Resident Aliens	29
The Fixed Account	16	General Taxation of Annuities	29
Charges and Deductions	16	Types of Contracts: Qualified or
General	16	Nonqualified	29
Administrative Charges	17	Nonqualified Annuity Contracts	29
Mortality and Expense Risk Charge	17	Puerto Rico Tax Considerations	30
Variable Funding Option Expenses	17	Qualified Annuity Contracts	30
Premium Tax	17	Penalty Tax for Premature
Changes in Taxes Based Upon Premium or Value..	17	Distributions	30
Transfers	17	Diversification Requirements for
Dollar Cost Averaging	18	Variable Annuities	31
Access to Your Money	19	Ownership of the Investments	31
Systematic Withdrawals	19	Mandatory Distributions for Qualified
Loans	20	Plans	31
Ownership Provisions	20	Taxation of Death Benefit	31
Types of Ownership	20	Other Information	31
Contract Owner	20	The Insurance Companies	31
Beneficiary	20	Financial Statements	32
Annuitant	20	Distribution of Variable Annuity
Death Benefit	21	Contracts	32
Death Proceeds Before the Maturity Date	21	Conformity with State and Federal Laws	32
Payment of Proceeds	21	Voting Rights	32
Beneficiary Contract Continuance	23	Legal Proceedings and Opinions	32
Planned Death Benefit	23	Appendix A: Condensed Financial
Death Proceeds After the Maturity Date	24	Information for The Travelers Insurance
The Annuity Period	24	Company: Separate Account ABD	A-1
Maturity Date	24	Appendix B: Condensed Financial
Allocation of Annuity	24	Information for The Travelers Life &
Variable Annuity	24	Annuity Company: Separate Account
Fixed Annuity	25	ABD II	B-1
Payment Options	25	Appendix C: The Fixed Account	C-1
Election of Options	25	Appendix D: Contents of the Statement
Annuity Options	25	of Additional Information	D-1
Income Options	26
Variable Liquidity Benefit	26

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit	11	Contract Year	11
Accumulation Period	11	Death Report Date	21
Annuitant	20	Fixed Account	C-1
Annuity Payments	24	Joint Owner	20
Annuity Unit	12	Maturity Date	24
Cash Surrender Value	19	Net Investment Rate	25
Contingent Annuitant	20	Purchase Payment	11
Contract Date	11	Underlying Fund	12
Contract Owner	20	Variable Funding Options	12
Contract Value	11	Written Request	11

Summary:
Travelers Access Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own separate account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities (“Fund ABD”);The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities (“Fund ABD II”). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Is there a right to return period? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each underlying fund also charges for management costs and other expenses.

How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.
    Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries). If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

FEE TABLE

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of Travelers’ Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

Transaction Expenses

Annual Contract Administrative Charge	$30
(Waived if contract value is $40,000 or more)

Annual Separate Account Charges

(as a percentage of the average daily net assets of the Separate Account)

Mortality & Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Charges	1.40%

Variable Funding Option Expenses:

(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Funding Option	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement	Total Annual Operating Expenses (after expense reimbursement)

Capital Appreciation Fund	0.75%	—	0.09%	0.84%
Money Market Portfolio (Travelers)	0.32%	—	0.08%	0.40	%(1)
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	0.60%	—	0.25%	0.85	%(2)
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B*	1.00%	0.25%	0.04%	1.29%
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	0.76%	—	0.64%	1.40	%(3)
Delaware VIP Trust
VIP REIT Series – Standard Class	0.75%	—	0.14%	0.89	%(4)

Funding Option	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement	Total Annual Operating Expenses (after expense reimbursement)

Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78	%(5)
Small Cap Portfolio — Initial Shares	0.75%	—	0.04%	0.79	%(5)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2*	0.60%	0.25%	0.19%	1.04	%(6)
Templeton Growth Securities Fund — Class 2*	0.80%	0.25%	0.05%	1.10	%(7)
Greenwich Street Series Fund
Emerging Growth Fund	0.95%	—	0.23%	1.18	%(8)
Equity Index Portfolio — Class II Shares*	0.21%	0.25%	0.03%	0.49	%(8)
Growth and Income Fund	0.65%	—	0.29%	0.94	%(8)
Janus Aspen Series
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.01%	0.91%
Global Life Sciences Portfolio — Service Shares*	0.65%	0.25%	0.17%	1.07%
Global Technology Portfolio — Service Shares*	0.65%	0.25%	0.05%	0.95%
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.04%	0.94%
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	0.25%	—	0.40%	0.65	%(9)
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares*	0.76%	0.25%	0.18%	1.19%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.30%	1.35%
Putnam VT Voyager II Fund — Class IB Shares*	0.70%	0.25%	0.77%	1.72%
Salomon Brothers Variable Series Fund Inc.
Capital Fund	0.83%	—	0.17%	1.00	%(10)
Investors Fund	0.70%	—	0.12%	0.82	%(11)
Large Cap Growth Fund	0.75%	—	0.25%	1.00%
Small Cap Growth Fund	0.75%	—	0.72%	1.47	%(12)
The Travelers Series Trust
Convertible Securities Portfolio	0.60%	—	0.19%	0.79	%(13)
Disciplined Mid Cap Stock Portfolio	0.70%	—	0.13%	0.83%
Equity Income Portfolio	0.75%	—	0.04%	0.79	%(14)
Federated High Yield Portfolio	0.65%	—	0.24%	0.89%
Federated Stock Portfolio	0.63%	—	0.18%	0.81%
Large Cap Portfolio	0.75%	—	0.04%	0.79	%(15)
Lazard International Stock Portfolio	0.83%	—	0.18%	1.01%
MFS Emerging Growth Portfolio	0.75%	—	0.14%	0.89%
MFS Mid Cap Growth Portfolio	0.80%	—	0.12%	0.92%
MFS Research Portfolio	0.80%	—	0.12%	0.92%
Travelers Quality Bond Portfolio	0.32%	—	0.13%	0.45%
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.03%	0.83	%(16)
Alliance Growth Portfolio	0.80%	—	0.02%	0.82	%(16)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83	%(16)
Putnam Diversified Income Portfolio†	0.75%	—	0.15%	0.90	%(16)

Funding Option	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement	Total Annual Operating Expenses (after expense reimbursement)

Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.19%	1.04	%(8)
Enterprise Portfolio Class II Shares*	0.48%	0.25%	0.12%	0.85	%(17)
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.07%	0.90	%(18)
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2*	0.58%	0.25%	0.85%	1.68	%(19)
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.05%	0.88	%(20)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

†	Closed to new investors.

Notes

(1)	Travelers Insurance reimbursed the portfolio for $44,028 in expenses for the year ended December 31, 2001 (the portfolio’s fiscal year end). If such expenses were not reimbursed the actual expense ratio would have been 0.42%. For the year ended December 31, 2001, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.40%.

(2)	Effective May 1, 2002 the Fund’s name will change from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.

(3)	Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2001, but this may be discontinued at any time. Without such arrangements, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.64% and 1.89%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2001, net of any fee waivers or expense reimbursements.

(4)	The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (DMC). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(5)	The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.

(6)	The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.

(7)	The Fund administration fee is paid indirectly through the Management Fee for Templeton Growth Securities Fund — Class 2. The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.

(8)	Expenses are as of December 31, 2001 (the Fund’s fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(9)	“Other Expenses” reflects a 0.25% administrative fee, a 0.15% service fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(10)	The Manager has waived a portion of its management fees for the year ended December 31, 2001. If such fees were not waived, the actual expenses ratio would have been 1.02%. As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(11)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

(12)	As a result of a voluntary expense limitation, expense ratios will not exceed 1.50%.

(13)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.

(14)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Equity Income Portfolio would have been 0.85%.

(15)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Large Cap Portfolio would have been 0.84%.

(16)	Expenses are as of October 31, 2001 (the Fund’s fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

(17)	If certain expenses had not been assumed by Van Kampen, Total Annual Operating Expenses for the Enterprise Portfolio Class II Shares would have been 0.87%.

(18)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio — Service Class 2 would have been 0.94%.

(19)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP Dynamic Capital Appreciation Portfolio — Service Class 2 would have been 3.77%. The fund’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.75%. This arrangement can be discontinued by the fund’s manager at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2001 were 0.58%, 0.92% and 1.75%, respectively.

(20)	A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP III Mid Cap Portfolio — Service Class 2 would have been 0.94%.

EXAMPLE

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual administrative charge is equivalent to 0.15% of the Separate Account contract value.

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

	If Contract Is Surrendered, Annuitized, or if no Withdrawals are Made at the End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years

Capital Appreciation Fund	23	70	121	259
Money Market Portfolio	18	57	98	213
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	23	71	121	260
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	27	84	143	304
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	28	87	149	314
Delaware VIP Trust
VIP REIT Series – Standard Class	23	72	123	264
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	22	69	118	253
Small Cap Portfolio — Initial Shares	22	69	118	254
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2	25	77	131	279
Templeton Growth Securities Fund — Class 2	25	78	134	285
Greenwich Street Series Fund
Emerging Growth Fund	26	81	138	293
Equity Index Portfolio — Class II Shares	19	60	103	223
Growth and Income Fund	24	73	126	269
Janus Aspen Series
Balanced Portfolio — Service Shares	24	73	124	266
Global Life Sciences Portfolio — Service Shares	25	77	132	282
Global Technology Portfolio — Service Shares	24	74	126	270
Worldwide Growth Portfolio — Service Shares	24	73	126	269
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	21	65	111	239
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	26	81	138	294
Putnam VT Small Cap Value Fund — Class IB Shares	28	86	146	309
Putnam VT Voyager II Fund — Class IB Shares	32	97	164	344
Salomon Brothers Variable Series Fund Inc.
Capital Fund	24	75	129	275
Investors Fund	23	70	120	257
Large Cap Growth Fund	24	75	129	275
Small Cap Growth Fund	29	89	152	321

	If Contract Is Surrendered, Annuitized, or if no Withdrawals are Made at the End Of Period Shown:

Funding Option	1 year	3 years	5 years	10 years

The Travelers Series Trust
Convertible Securities Portfolio	22	69	118	254
Disciplined Mid Cap Stock Portfolio	23	70	120	258
Equity Income Portfolio	22	69	118	254
Federated High Yield Portfolio	23	72	123	264
Federated Stock Portfolio	23	70	119	256
Large Cap Portfolio	22	69	118	254
Lazard International Stock Portfolio	25	76	129	276
MFS Emerging Growth Portfolio	23	72	123	264
MFS Mid Cap Growth Portfolio	24	73	125	267
MFS Research Portfolio	24	73	125	267
Travelers Quality Bond Portfolio	19	59	101	219
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	23	70	120	258
Alliance Growth Portfolio	23	70	120	257
MFS Total Return Portfolio	23	70	120	258
Putnam Diversified Income Portfolio†	23	72	124	265
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	25	77	131	279
Enterprise Portfolio Class II Shares	23	71	121	260
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	23	72	124	265
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2	31	96	162	341
Mid Cap Portfolio — Service Class 2	23	72	123	263

______________

†	Closed to new investors.

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Access Annuity is a contract between the contract owner (“you”) and the Company. This is the prospectus - it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account contract value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account contract value”). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term “written request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

Purchase Payments

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $20,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

The Variable Funding Options

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser
Capital Appreciation Fund	Seeks growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price both in rising and declining markets.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
Money Market Portfolio	Seeks high current income from short-term money market instruments while preserving capital and maintaining a high degree of liquidity.	TAMIC
AIM Variable Insurance Funds
AIM V.I.Premier Equity Fund – Series I	Seeks to achieve long-term growth of capital by investing primarily in equity securities of undervalued companies. Income is a secondary objective.	AIM Advisers, Inc.
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	Seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earning momentum.	Alliance Capital Management (“Alliance”)
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	Seeks long-term growth of capital by investing in equity securities of companies located in or conducting a majority of their business in emerging markets.	Credit Suisse Asset Management, LLC

Funding Option	Investment Objective	Investment Adviser/Subadviser
Delaware VIP Fund
VIP REIT Series — Standard Class	Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITS).	Delaware Management Company, Inc.
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	Seeks primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. The portfolio invests primarily in the common stocks of domestic and foreign insurers.	The Dreyfus Corporation Subadviser: Fayez Sarofim & Co.
Small Cap Portfolio — Initial Shares	Seeks to maximize capital appreciation by investing at least 80% of its assets in the stocks of small-cap companies. Small-cap companies are defined as those with market capitializations of less than $2 billion at the time of purchase.	The Dreyfus Corporation
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2	Seeks to achieve capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria.	Franklin Mutual Advisers, LLC
Templeton Growth Securities Fund — Class 2	Seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity of security companies located anywhere in the world, including those in the U.S. and emerging markets.	Templeton Global Advisors Limited, Inc.
Greenwich Street Series Fund
Diversified Strategic Income Portfolio†	Seeks high current income.	SBFM Subadviser: Smith Barney Global Capital Management, Inc.
Emerging Growth Portfolio	Seeks capital appreciation by investing primarily in common stocks of emerging companies, without regard to market capitalization.	Salomon Brothers Asset Management Inc. (“SBAM”)
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund will hold substantially all of the stocks in the S&P 500 Index, with comparable economic sector weightings, market capitalization and liquidity.	Travelers Investment Management Co. (“TIMCO”)
Growth and Income Portfolio	Seeks income and long-term capital growth by investing in the equity securities of companies with consistent dividend-paying histories, the capacity to raise dividends in the future, and the potential for capital appreciation.	SBAM
Janus Aspen Series
Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital
Global Life Sciences Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in equity securities of U.S. and foreign companies, normally investing at least 65% of its total assets in companies with a life science orientation.	Janus Capital

Funding Option	Investment Objective	Investment Adviser/Subadviser
Global Technology Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in equity securities of U.S. and foreign companies, normally investing at least 65% of its total assets in companies likely to benefit significantly from advances in technology.	Janus Capital
Global Technology Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in equity securities of U.S. and foreign companies, normally investing at least 65% of its total assets in companies likely to benefit significantly from advances in technology.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with preservation of capital by investing primarily in common stocks of companies of any size throughout the world.	Janus Capital
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation. The Fund seeks its goal by investing mainly in common stocks of companies outside the United States.	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund seeks its goal by investing at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.	Putnam
Putnam VT Voyager II Fund — Class IB Shares	Seeks long-term growth of capital. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.	Putnam
Salomon Brothers Variable Series Fund, Inc.
Capital Fund	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	SBAM
Investors Fund	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Small Cap Growth Fund	Seeks long-term growth of capital by investing under normal circumstances at least 80% of its assets in equity securities of companies with market capitalizations similar to that of companies included in the Russell 2000 Growth Index.
Large Cap Growth Fund	Seeks long-term growth of capital by investing primarily in equity securities of companies with total market capitalizations of $5 billion or more at the time of investment.	SBAM
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation.	Travelers Investment Adviser (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital.	TIA Subadviser: Alliance
MFS Total Return Portfolio	(a balanced portfolio) Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income	TIA Subadviser: Massachusetts Financial Services Company (“MFS”)

The Travelers Series Trust
Convertible Securities Portfolio	Seeks current income and capital appreciation by investing in convertible bond securities and in combinations of nonconvertible fixed-income securities and warrants or call options that together resemble convertible securities.	TAMIC
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks.	TAMIC Subadviser: TIMCO
Equity Income Portfolio	Seeks reasonable income by investing at least 80% in equity securities. The balance may be invested in all types of domestic and foreign securities, including bonds. The Fund normally invests primarily in income producing equity securities. The Subadviser also considers the potential for capital appreciation.	TAMIC Subadviser: Fidelity Management & Research Co (“FMR”)
Federated High Yield Portfolio	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.	TAMIC Subadviser: Federated Investment Counseling, Inc.
Federated Stock Portfolio	Seeks growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stock of high-quality companies (i.e., leaders in their industries and characterized by sound management and the ability to finance expected growth).	TAMIC Subadviser: Federated Investment Counseling, Inc.
Large Cap Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation by investing primarily in the equity securities of non-United States companies (i.e., incorporated or organized outside the United States).	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio’s investment objective.	TAMIC Subadviser: MFS
MFS Mid Cap Growth Portfolio	Seeks to obtain long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in equity securities of companies with medium market capitalization which the investment adviser believes have above-average growth potential.	TAMIC Subadviser: MFS
MFS Research Portfolio	Seeks to provide long-term growth of capital and future income.	TAMIC Subadviser: MFS
Travelers Quality Bond Portfolio	Seeks current income, moderate capital volatility and total return.	TAMIC
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common and preferred stocks.	Van Kampen Asset Management, Inc. (“VKAM”)
Enterprise Portfolio Class II Shares	Seeks capital appreciation through investments believed by the Adviser to have above-average potential for capital appreciation.	VKAM
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	Seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the adviser believes is not fully recognized by the public.	FMR

Funding Option	Investment Objective	Investment Adviser/Subadviser
Variable Insurance Products III
Dynamic Capital Appreciation Portfolio — Service Class 2	Seeks capital appreciation by investing primarily in common stocks of both domestic and foreign issuers.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR

______________

†	Closed to new investors.

FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts;
    the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners;
    the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);
    administration of the annuity options available under the Contracts; and
    the distribution of various reports to contract owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
    sales and marketing expenses including commission payments to your sales agent; and
    other costs of doing business.

Risks we assume include:

    that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the contract value, and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct the contract administrative charge from the Fixed Account or:

             (1)   from the distribution of death proceeds;

             (2)   after an annuity payout has begun; or

             (3)   if the contract value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called “sub-account administrative charge”) on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Funding Option Expenses

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

      the total dollar amount being transferred;
      the number of transfers you made within the previous three months;
      whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
      whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

      reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your Contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA

Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ACCESS TO YOUR MONEY

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any outstanding loans and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the variable funding options, we may defer payment of any cash surrender value for a period of up to five business days after the written request is received. For amounts allocated to the fixed account, we may defer payment of any cash surrender value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Loans

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional purchase payments.

Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

Annuitant

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a contingent annuitant. A contingent annuitant may not be changed, deleted or added to the Contract after the contract date. If the annuitant who is not the owner dies prior to the maturity date, and the contingent annuitant is still living;

    the death benefit will not be payable upon the annuitant’s death the contingent annuitant becomes the annuitant
    all other rights and benefits will continue in effect

When a contingent annuitant becomes the annuitant, the maturity date remains the same as previously in effect.

If the annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a contingent annuitant.

DEATH BENEFIT

Before the maturity date, generally, a death benefit is payable when either the annuitant or a contract owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or election of beneficiary contract continuance (“death report date”).

We must be notified of the annuitant’s death no later than six months from the date of death in order to pay the death proceeds as described under “Death Proceeds Before the Maturity Date.” If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax.

Death Proceeds Before the Maturity Date

Death of any owner or the annuitant before age 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans:

(1)	the contract value;

(2)	the total purchase payments made under the Contract; or

(3)	the contract value on the latest fifth contract year anniversary before the Company receives due proof of death.

Death of any owner or the annuitant on or after age 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans:

(1)	the contract value;

(2)	the total purchase payments made under the Contract; or

(3)	the contract value on the latest fifth contract year anniversary occurring on or before the annuitant’s 75th birthday.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Owner (who is the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless the surviving joint elects to continue the contract rather than receive the distribution.	Yes

Joint Owner (who is the annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the beneficiary/surviving joint owner elects to continue the contract rather than receive the distribution.	Yes

Annuitant (who is not the contract owner	The beneficiary (ies), or if none, to the contract owner.	Unless, where there is no contingent annuitant, the beneficiary elects to continue the contract rather than receive the distribution. Or, unless there is a contingent annuitant. Then, the contingent annuitant becomes the annuitant and the contract continues in effect (generally using the original maturity date). The proceeds will then be paid upon the death of the contingent annuitant or owner.	Yes

Annuitant (who is the contract owner)	See death of “owner who is the annuitant” above.		Yes

Annuitant (where owner is a nonnatural person/trust)	The beneficiary (ies) (e.g. the trust) or if none, to the owner		Yes (Death of annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming annuitant is still alive)	No death proceeds are payable; contract continues.		N/A

Beneficiary	No death proceeds are payable; contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner / Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries)

If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the death report date. The initial contract value of the continued contract (the “adjusted contract value”) will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

    transfer ownership
    take a loan
    make additional purchase payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the death report date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the beneficiary’s age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date.

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

    through an annuity for life or a period that does not exceed the beneficiary’s life expectancy; or
    under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive due proof of death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make annuity payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

Death Proceeds after the Maturity Date

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. Income payments are for a fixed period or fixed amount. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant’s 70th birthday for qualified Contracts and the annuitant’s 75th birthday for nonqualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant’s 85th birthday for nonqualified Contracts or, for qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified Contracts upon either the later of the contract owner’s attainment of age 70½ or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See “Transfers.”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

PAYMENT OPTIONS

Election of Options

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant’s lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

Income Options

Instead of one of the annuity options described above, and subject to the conditions described under “Election of Options,” all or part of the Contract’s cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 — Payments of a Fixed Amount. We will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 — Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 — Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

Variable Liquidity Benefit

This benefit is only offered with Variable Annuity Options (as described in the Settlement Provisions of the Contract) for Fixed Period Option only payments, without Life Contingency.

At any time after annuitization and before death, the contract owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within twenty days after you receive it (the “right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the contract value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Fund ABD and Fund ABD II, respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the

Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration, all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have consequences in the year taken.

The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such an optional death benefit should be treated as a taxable withdrawal, you should consult your tax adviser before selecting any rider or endorsement to the Contract.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or a proposed distribution.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax advisor regarding this issue.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase payments or contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although the Company regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax adviser prior to selecting any optional enhanced death benefit for an IRA.

Penalty Tax for Premature Distributions

For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

Financial Statements

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Years Ended December 31,					Period From December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

Capital Appreciation Fund (4/97)
Unit Value at beginning of period	2.387	3.098	2.046	1.283	1.032	1.000
Unit Value at end of period	1.739	2.387	3.098	2.046	1.283	1.032
Number of units outstanding at end of period	37,786,870	37,804,248	25,971,911	10,561,314	870,525	—
Money Market Portfolio (7/97)
Unit Value at beginning of period	1.160	1.107	1.070	1.033	1.000	—
Unit Value at end of period	1.187	1.160	1.107	1.070	1.033	—
Number of units outstanding at end of period	40,133,062	15,545,185	16,750,270	9,244,927	345,682	—
AIM Variable Insurance Funds Inc
AIM V. I. Value Fund (9/00) *
Unit Value at beginning of period	0.875	1.000	—	—	—	—
Unit Value at end of period	0.755	0.875	—	—	—	—
Number of units outstanding at end of period	7,280,717	1,020,328	—	—	—	—
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio Class B (5/00)
Unit Value at beginning of year	0.786	1.000	—	—	—	—
Unit Value at end of year	0.640	0.786	—	—	—	—
Number of units outstanding at end of year	21,249,041	8,906,509	—	—	—	—
Credit Suisse Trust
Emerging Markets Portfolio (6/98)
Unit Value at beginning of period	0.886	1.313	0.734	1.000	—	—
Unit Value at end of period	0.789	0.886	1.313	0.734	—	—
Number of units outstanding at end of period	2,463,748	2,477,705	892,012	223,688	—	—
Delaware Group Premium Fund, Inc.
REIT Series (6/98)
Unit Value at beginning of period	1.121	0.866	0.901	1.000	—	—
Unit Value at end of period	1.203	1.121	0.866	0.901	—	—
Number of units outstanding at end of period	1,959,474	732,010	357,910	96,983	—	—
A-1

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,					Period From December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

Dreyfus Variable Investment Fund
Appreciation Portfolio (5/98)
Unit Value at beginning of period	1.198	1.223	1.112	1.000	—	—
Unit Value at end of period	1.071	1.198	1.223	1.112	—	—
Number of units outstanding at end of period	11,107,345	10,147,802	7,840,789	2,937,245	—	—
Small Cap Portfolio (5/98)
Unit Value at beginning of period	1.182	1.058	0.871	1.000	—	—
Unit Value at end of period	1.094	1.182	1.058	0.871	—	—
Number of units outstanding at end of period	11,594,005	6,798,006	3,387,052	1,435,805	—	—
Greenwich Street Series Fund
Equity Index Portfolio Class II (6/99)
Unit Value at beginning of period	0.982	1.098	1.000	—	—	—
Unit Value at end of period	0.848	0.982	1.098	—	—	—
Number of units outstanding at end of period	13,010,004	4,272,617	753,819	—	—	—
Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.972	1.000	—	—	—	—
Unit Value at end of year	0.911	0.972	—	—	—	—
Number of units outstanding at end of year	13,475,207	4,934,773	—	—	—	—
Global Life Sciences Portfolio — Service Shares (5/00)
Unit Value at beginning of year	1.135	1.000	—	—	—	—
Unit Value at end of year	0.931	1.135	—	—	—	—
Number of units outstanding at end of year	4,102,883	1,951,454	—	—	—	—
Global Technology Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.672	1.000	—	—	—	—
Unit Value at end of year	0.415	0.672	—	—	—	—
Number of units outstanding at end of year	10,706,223	5,661,986	—	—	—	—
Worldwide Growth Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.798	1.000	—	—	—	—
Unit Value at end of year	0.609	0.798	—	—	—	—
Number of units outstanding at end of year	16,824,804	7,908,763	—	—	—	—
A-2

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,					Period From December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

PIMCO Variable Insurance Trust
Total Return Bond Portfolio (5/01) *
Unit Value at beginning of year	1.000	—	—	—	—	—
Unit Value at end of year	1.053	—	—	—	—	—
Number of units outstanding at end of year	4,888,796	—	—	—	—	—
Putnam Variable Trust
Putnam VT International Growth Fund (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—
Unit Value at end of year	0.857	—	—	—	—	—
Number of units outstanding at end of year	1,555,346	—	—	—	—	—
Putnam VT Small Cap Value Fund (6/01)
Unit Value at beginning of year	1.000	—	—	—	—	—
Unit Value at end of year	1.088	—	—	—	—	—
Number of units outstanding at end of year	432,357	—	—	—	—	—
Putnam VT Voyager II Fund (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—
Unit Value at end of year	0.806	—	—	—	—	—
Number of units outstanding at end of year	269,501	—	—	—	—	—
Salomon Brothers Variable Series Funds, Inc.
Capital Fund (10/98)
Unit Value at beginning of period	1.522	1.305	1.084	1.000	—	—
Unit Value at end of period	1.529	1.522	1.305	1.084	—	—
Number of units outstanding at end of period	5,065,288	907,328	216,465	55,964	—	—
Investors Fund (6/98)(1)
Unit Value at beginning of period	1.287	1.132	1.029	1.000	—	—
Unit Value at end of period	1.216	1.287	1.132	1.029	—	—
Number of units outstanding at end of period	15,853,833	7,090,936	3,905,967	1,764,644	—	—
Small Cap Growth Fund (5/00)
Unit Value at beginning of period	0.987	1.000	—	—	—	—
Unit Value at end of period	0.903	0.987	—	—	—	—
Number of units outstanding at end of period	1,517,383	417,439	—	—	—	—
A-3

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,					Period From December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

Travelers Series Fund, Inc.
AIM Capital Appreciation Portfolio
Unit Value at beginning of period	0.783	—	—	—	—	—
Unit Value at end of period	0.588	—	—	—	—	—
Number of units outstanding at end of period	5,177,186	—	—	—	—	—
Alliance Growth Portfolio (6/97)
Unit Value at beginning of period	1.765	2.189	1.679	1.319	1.037	1.000
Unit Value at end of period	1.508	1.765	2.189	1.679	1.319	1.037
Number of units outstanding at end of period	31,912,509	32,922,575	25,024,627	13,211,206	1,062,634	—
MFS Total Return Portfolio (5/97)
Unit Value at beginning of period	1.517	1.319	1.303	1.183	1.000	—
Unit Value at end of period	1.496	1.517	1.319	1.303	1.183	—
Number of units outstanding at end of period	38,418,447	29,382,873	27,173,225	16,380,184	962,287	—
Putnam Diversified Income Portfolio (5/97)†
Unit Value at beginning of period	1.040	1.059	1.062	1.070	1.007	1.000
Unit Value at end of period	1.069	1.040	1.059	1.062	1.070	1.007
Number of units outstanding at end of period	3,555,861	3,631,653	3,396,677	1,955,397	51,659	—
The Travelers Series Trust
Convertible Bond Portfolio (5/98) *
Unit Value at beginning of period	1.299	1.170	1.000	1.000	—	—
Unit Value at end of period	1.270	1.299	1.170	1.000	—	—
Number of units outstanding at end of period	9,680,620	3,349,925	1,137,997	458,699	—	—
Disciplined Mid Cap Stock Portfolio (6/97)
Unit Value at beginning of period	1.773	1.541	1.377	1.195	1.000	—
Unit Value at end of period	1.677	1.773	1.541	1.377	1.195	—
Number of units outstanding at end of period	5,089,354	3,629,362	2,663,507	1,425,770	120,880	—
Equity Income Portfolio (5/97)
Unit Value at beginning of period	1.652	1.535	1.484	1.339	1.026	1.000
Unit Value at end of period	1.521	1.652	1.535	1.484	1.339	1.026
Number of units outstanding at end of period	27,130,603	22,535,737	19,892,863	12,301,819	639,656	—
A-4

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,					Period From December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

Federated High Yield Portfolio (5/97)
Unit Value at beginning of period	1.084	1.196	1.177	1.140	1.000	—
Unit Value at end of period	1.089	1.084	1.196	1.177	1.140	—
Number of units outstanding at end of period	10,746,070	10,245,418	10,237,038	7,715,310	620,667	—
Federated Stock Portfolio (5/97)
Unit Value at beginning of period	1.588	1.552	1.494	1.285	1.000	—
Unit Value at end of period	1.592	1.588	1.552	1.494	1.285	—
Number of units outstanding at end of period	6,935,446	7,399,546	7,710,739	4,599,587	352,550	—
Large Cap Portfolio (6/97)
Unit Value at beginning of period	1.790	2.123	1.665	1.245	1.023	1.000
Unit Value at end of period	1.459	1.790	2.123	1.665	1.245	1.023
Number of units outstanding at end of period	24,478,530	22,306,844	15,562,311	6,662,550	491,869	—
Lazard International Stock Portfolio (5/97)
Unit Value at beginning of period	1.275	1.460	1.216	1.095	1.027	1.000
Unit Value at end of period	0.928	1.275	1.460	1.216	1.095	1.027
Number of units outstanding at end of period	15,755,872	14,943,760	10,264,070	6,533,760	849,629	—
MFS Emerging Growth Portfolio (4/97)
Unit Value at beginning of period	2.179	2.766	1.587	1.198	1.004	1.000
Unit Value at end of period	1.371	2.179	2.766	1.587	1.198	1.004
Number of units outstanding at end of period	17,463,700	16,347,855	11,222,748	5,891,811	528,553	—
MFS Mid Cap Growth Portfolio (4/98)
Unit Value at beginning of period	1.721	1.595	0.985	1.000	—	—
Unit Value at end of period	1.295	1.721	1.595	0.985	—	—
Number of units outstanding at end of period	17,692,810	10,884,619	3,220,420	696,846	—	—
MFS Research Portfolio (5/98)
Unit Value at beginning of period	1.197	1.285	1.054	1.000	—	—
Unit Value at end of period	0.915	1.197	1.285	1.054	—	—
Number of units outstanding at end of period	3,043,071	2,244,673	1,352,776	149,981	—	—
Travelers Quality Bond Portfolio (5/97)
Unit Value at beginning of period	1.190	1.128	1.131	1.057	1.001	1.000
Unit Value at end of period	1.257	1.190	1.128	1.131	1.057	1.001
Number of units outstanding at end of period	30,031,740	16,565,402	13,396,194	9,328,606	378,758	—
A-5

APPENDIX A
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,					Period From December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

Van Kampen Life Investment Trust
Comstock Portfolio — Class II (12/00)
Unit Value at beginning of period	1.069	—	—	—	—	—
Unit Value at end of period	1.024	—	—	—	—	—
Number of units outstanding at end of period	3,476,351	—	—	—	—	—
Enterprise Portfolio — Class II (12/00)
Unit Value at beginning of period	0.997	—	—	—	—	—
Unit Value at end of period	0.781	—	—	—	—	—
Number of units outstanding at end of period	522,639	—	—	—	—	—
Variable Insurance Products Fund II
Contrafund Portfolio — Service Class 2 (5/00)
Unit Value at beginning of period	0.923	—	—	—	—	—
Unit Value at end of period	0.796	—	—	—	—	—
Number of units outstanding at end of period	8,023,592	—	—	—	—	—
Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio — Service Class 2 (12/00)
Unit Value at beginning of period	0.957	—	—	—	—	—
Unit Value at end of period	0.673	—	—	—	—	—
Number of units outstanding at end of period	12,128	—	—	—	—	—
Mid Cap Portfolio Service Class 2 (12/00)
Unit Value at beginning of period	1.050	—	—	—	—	—
Unit Value at end of period	0.999	—	—	—	—	—
Number of units outstanding at end of period	1,727,443	—	—	—	—	—

The Company began tracking the Accumulation Unit values in 1996, however the Separate Account held no assets until 1997. The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account. Funding Options not listed had no amounts yet allocated to them. The financial statements for Fund ABD and the consolidated financial statements of The Travelers Insurance Company and subsidiaries are contained in the SAI.

†	No longer available to new contract owners.

(1)	In 2001, as a result of a merger, Investors Fund acquired all the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio.

(2)	For this time period, “Number of units outstanding at end of year” may include annuity units.

A-6

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Years Ended December 31,					Period From December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

Capital Appreciation Fund (12/96)
Unit Value at beginning of year	2.387	3.098	2.046	1.283	1.032	1.000
Unit Value at end of year	1.739	2.387	3.098	2.046	1.283	1.032
Number of units outstanding at end of year	53,409,421	61,812,416	46,942,401	23,010,432	6,344,051	29,824
Money Market Portfolio (2/97)
Unit Value at beginning of year	1.160	1.107	1.070	1.033	1.000	—
Unit Value at end of year	1.187	1.160	1.107	1.070	1.033	—
Number of units outstanding at end of year	58,256,805	34,878,360	37,736,754	16,762,447	5,369,177	—
AIM Variable Insurance Funds Inc
AIM V. I. Value Fund (9/00) *
Unit Value at beginning of period	0.875	1.00	—	—	—	—
Unit Value at end of period	0.755	0.875	—	—	—	—
Number of units outstanding at end of period	3,727,475	391,818	—	—	—	—
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio Class B (5/00)
Unit Value at beginning of year	0.786	1.000	—	—	—	—
Unit Value at end of year	0.640	0.786	—	—	—	—
Number of units outstanding at end of year	18,982,017	13,647,974	—	—	—	—
Credit Suisse Trust
Emerging Markets Portfolio (5/98)
Unit Value at beginning of year	0.886	1.313	0.734	1.000	—	—
Unit Value at end of year	0.789	0.886	1.313	0.734	—	—
Number of units outstanding at end of year	4,624,645	4,854,364	2,521,807	780,839	—	—
Delaware Group Premium Fund, Inc.
REIT Series (5/98)
Unit Value at beginning of year	1.121	0.866	0.901	1.000	—	—
Unit Value at end of year	1.203	1.121	0.866	0.901	—	—
Number of units outstanding at end of year	2,866,778	2,273,183	1,280,359	632,612	—	—

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,					Period From December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

Dreyfus Variable Investment Fund
Appreciation Portfolio (4/98)
Unit Value at beginning of year	1.198	1.223	1.112	1.000	—	—
Unit Value at end of year	1.071	1.198	1.223	1.112	—	—
Number of units outstanding at end of year	11,636,949	12,271,080	10,488,399	2,833,960	—	—
Small Cap Portfolio (4/98)
Unit Value at beginning of year	1.182	1.058	0.871	1.000	—	—
Unit Value at end of year	1.094	1.182	1.058	0.871	—	—
Number of units outstanding at end of year	19,065,688	13,636,390	7,815,322	3,051,249	—	—
Greenwich Street Series Fund
Equity Index Portfolio Class II Shares (5/99)
Unit Value at beginning of year	0.982	1.098	1.000	—	—	—
Unit Value at end of year	1.330	0.982	1.098	—	—	—
Number of units outstanding at end of year	26,819,131	10,807,508	3,460,443	—	—	—
Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.972	1.000	--	--	--	--
Unit Value at end of year	0.911	0.972	--	--	--	--
Number of units outstanding at end of year	12,635,819	5,246,201	--	--	--	--
Global Life Sciences Portfolio — Service Shares (5/00)
Unit Value at beginning of year	1.135	1.000	--	--	--	--
Unit Value at end of year	0.931	1.135	--	--	--	--
Number of units outstanding at end of year	3,200,999	2,447,663	--	--	--	--
Global Technology Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.672	1.000	--	--	--	--
Unit Value at end of year	0.415	0.672	--	--	--	--
Number of units outstanding at end of year	9,044,726	7,604,465	—	—	—	—
Worldwide Growth Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.798	1.000	—	—	—	—
Unit Value at end of year	0.609	0.798	—	—	—	—
Number of units outstanding at end of year	22,841,930	13,421,744	—	—	—	—

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,					Period From December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

PIMCO Variable Insurance Trust (5/01)
Total Return Bond Portfolio *
Unit Value at beginning of year	1.000	—	—	—	—	—
Unit Value at end of year	1.053	—	—	—	—	—
Number of units outstanding at end of year	5,336,214	—	—	—	—	—
Putnam Variable Trust
Putnam VT International Growth Fund (5/01)
Unit Value at beginning of year	1.000	—	—	—	—	—
Unit Value at end of year	0.857	—	—	—	—	—
Number of units outstanding at end of year	999,717	—	—	—	—	—
Putnam VT Small Cap Value Fund (6/01)
Unit Value at beginning of year	1.000	—	—	—	—	—
Unit Value at end of year	1.088	—	—	—	—	—
Number of units outstanding at end of year	816,572	—	—	—	—	—
Putnam VT Voyager II Fund (7/01)
Unit Value at beginning of year	1.000	—	—	—	—	—
Unit Value at end of year	0.806	—	—	—	—	—
Number of units outstanding at end of year	154,441	—	—	—	—	—
Salomon Brothers Variable Series Funds, Inc.
Capital Fund (5/98)
Unit Value at beginning of period	1.522	1.305	1.084	1.000	—	—
Unit Value at end of period	1.529	1.522	1.305	1.084	—	—
Number of units outstanding at end of period	12,398,140	5,750,512	2,802,945	1,220,503	—	—
Investors Fund (4/98)
Unit Value at beginning of year	1.287	1.132	1.029	1.000	—	—
Unit Value at end of year	1.216	1.287	1.132	1.029	—	—
Number of units outstanding at end of year	19,646,073	12,889,045	8,670,638	3,232,444	—	—

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,					Period From December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

Small Cap Growth Fund (5/00)
Unit Value at beginning of period	0.987	1.000	—	—	—	—
Unit Value at end of period	0.903	0.987	—	—	—	—
Number of units outstanding at end of period	4,642,573	2,056,506	—	—	—	—
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio
Unit Value at beginning of period	0.783	—	—	—	—	—
Unit Value at end of period	0.588	—	—	—	—	—
Number of units outstanding at end of period	2,101,669	—	—	—	—	—
Alliance Growth Portfolio (12/96)
Unit Value at beginning of year	1.765	2.189	1.679	1.319	1.037	1.000
Unit Value at end of year	1.508	1.765	2.189	1.679	1.319	1.037
Number of units outstanding at end of year	49,957,444	55,775,319	47,167,905	31,011,054	8,259,362	2,250
MFS Total Return Portfolio (1/97)
Unit Value at beginning of year	1.517	1.319	1.303	1.183	1.000	—
Unit Value at end of year	1.496	1.517	1.319	1.303	1.183	—
Number of units outstanding at end of year	58,911,806	53,326,538	54,290,552	42,017,841	9,959,634	—
Putnam Diversified Income Portfolio (12/96) †
Unit Value at beginning of year	1.040	1.059	1.062	1.070	1.007	1.000
Unit Value at end of year	1.069	1.040	1.059	1.062	1.070	1.007
Number of units outstanding at end of year	5,471,566	5,247,966	4,489,463	3,797,291	1,132,608	3,300
The Travelers Series Trust
Convertible Bond Portfolio (5/98) *
Unit Value at beginning of year	1.299	1.170	1.000	1.000	—	—
Unit Value at end of year	1.270	1.299	1.170	1.000	—	—
Number of units outstanding at end of year	12,986,021	7,553,759	2,431,429	414,907	—	—

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,					Period From December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

Disciplined Mid Cap Stock Portfolio (6/97)
Unit Value at beginning of year	1.773	1.541	1.377	1.195	1.000	—
Unit Value at end of year	1.677	1.773	1.541	1.377	1.195	—
Number of units outstanding at end of year	8,489,614	8,454,274	6,716,626	5,142,990	1,668,733	—
Equity Income Portfolio (12/96)
Unit Value at beginning of year	1.652	1.535	1.484	1.339	1.026	1.339
Unit Value at end of year	1.521	1.652	1.535	1.484	1.339	1.026
Number of units outstanding at end of year	37,809,816	37,849,058	35,687,217	25,733,333	6,719,150	30,196
Federated High Yield Portfolio (1/97)
Unit Value at beginning of year	1.084	1.196	1.177	1.140	1.000	—
Unit Value at end of year	1.089	1.084	1.196	1.177	1.140	—
Number of units outstanding at end of year	18,636,158	19,736,049	22,260,856	18,811,555	4,566,993	—
Federated Stock Portfolio (1/97)
Unit Value at beginning of year	1.588	1.552	1.494	1.285	1.000	—
Unit Value at end of year	1.592	1.588	1.552	1.494	1.285	—
Number of units outstanding at end of year	12,210,400	13,157,332	14,406,177	11,892,034	3,816,999	—
Large Cap Portfolio (12/96)
Unit Value at beginning of year	1.790	2.123	1.665	1.245	1.023	1.000
Unit Value at end of year	1.459	1.790	2.123	1.665	1.245	1.023
Number of units outstanding at end of year	31,920,493	34,231,283	28,051,763	15,040,703	4,815,858	7,800
Lazard International Stock Portfolio (12/96)
Unit Value at beginning of year	1.275	1.460	1.216	1.095	1.027	1.000
Unit Value at end of year	0.928	1.275	1.460	1.216	1.095	1.027
Number of units outstanding at end of year	31,135,028	30,394,514	25,226,349	17,270,810	5,694,288	5,702
MFS Emerging Growth Portfolio (12/96)
Unit Value at beginning of year	2.179	2.766	1.587	1.198	1.004	1.000
Unit Value at end of year	1.371	2.179	2.766	1.587	1.198	1.004
Number of units outstanding at end of year	25,825,528	29,190,353	22,881,721	15,538,984	4,218,974	31,886

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,					Period From December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

MFS Mid Cap Growth Portfolio (4/98)
Unit Value at beginning of year	1.721	1.595	0.985	1,000	—	—
Unit Value at end of year	1.295	1.721	1.595	0.985	—	—
Number of units outstanding at end of year	16,854,809	14,558,647	4,760,902	965,761	—	—
MFS Research Portfolio (5/98)
Unit Value at beginning of year	1.197	1.285	1.054	1.000	—	—
Unit Value at end of year	0.915	1.197	1.285	1.054	—	—
Number of units outstanding at end of year	2,090,679	1,772,277	669,474	211,400	—	—
Travelers Quality Bond Portfolio (12/96)
Unit Value at beginning of year	1.190	1.128	1.131	1.057	1.001	1.000
Unit Value at end of year	1.257	1.190	1.128	1.131	1.057	1.001
Number of units outstanding at end of year	35,205,769	26,960,877	26,069,226	15,435,236	3,137,736	95,203
Van Kampen Life Investment Trust
Comstock Portfolio — Class II (12/00)
Unit Value at beginning of period	1.069	—	—	—	—	—
Unit Value at end of period	1.024	—	—	—	—	—
Number of units outstanding at end of period	8,766,086	—	—	—	—	—
Enterprise Portfolio — Class II (12/00)
Unit Value at beginning of period	0.997	—	—	—	—	—
Unit Value at end of period	0.781	—	—	—	—	—
Number of units outstanding at end of period	2,530,977	—	—	—	—	—
Variable Insurance Products Fund II
Contrafund Portfolio – Service Class 2 (5/00)
Unit Value at beginning of period	0.923	—	—	—	—	—
Unit Value at end of period	0.796	—	—	—	—	—
Number of units outstanding at end of period	8,215,904	—	—	—	—	—

APPENDIX B
CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,					Period From December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

Variable Insurance Products Fund III
Dynamic Capital Appreciation Portfolio –Service Class 2 (6/01)
Unit Value at beginning of period	1.000	—	—	—	—	—
Unit Value at end of period	0.673	—	—	—	—	—
Number of units outstanding at end of period	101,442	—	—	—	—	—
Mid Cap Portfolio –Service Class 2 (1/01)
Unit Value at beginning of period	1.050	—	—	—	—	—
Unit Value at end of period	0.999	—	—	—	—	—
Number of units outstanding at end of period	1,308,941	—	—	—	—	—

Date next to each fund’s name reflects the date money first came into the fund through the Separate Account. Funding options not listed had no amounts yet allocated to them. The financial statements for Fund ABD II and the financial statements of The Travelers Life and Annuity Company are contained in the SAI.

†	No longer available to new contract owners.

(1)	In 2001, as a result of a merger, Investors Fund acquired all the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio.

   (2)   For this time period, “Number of units outstanding at end of year” may include annuity units.

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

Transfers

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

C-1

APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2002 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21194S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21195S.

Name:
Address:

D-1

L-21270	May 1, 2002

Travelers Access Select Annuity Prospectus:

The Travelers Fund ABD For Variable Annuities
The Travelers Fund ABD II For Variable Annuities

This prospectus describes Travelers Access Select Annuity, a flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) as well as those that do not qualify for such treatment (“nonqualified Contracts”). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract’s provisions. For convenience, we refer to Contracts and certificates as “Contracts.”

You can choose to have your premium (“purchase payments”) accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

Capital Appreciation Fund	Salomon Brothers Variable Series Fund Inc.
Money Market Portfolio	Capital Fund
AIM Variable Insurance Funds	Investors Fund
AIM V.I. Premier Equity Fund(1)—Series I	Travelers Series Fund Inc.
Alliance Variable Product Series Fund, Inc.	AIM Capital Appreciation Portfolio
Premier Growth Portfolio — Class B	Alliance Growth Portfolio
Credit Suisse Trust(2)	MFS Total Return Portfolio
Credit Suisse Emerging Markets Portfolio	Smith Barney Aggressive Growth Portfolio
Delaware VIP Trust(3)	Smith Barney Large Capitalization Growth Portfolio
VIP REIT Series — Standard Class(4)	The Travelers Series Trust
Dreyfus Variable Investment Fund	Convertible Securities Portfolio(6)
Appreciation Portfolio — Initial Shares	Disciplined Mid Cap Stock Portfolio
Small Cap Portfolio — Initial Shares	Equity Income Portfolio
Greenwich Street Series Fund	Federated High Yield Portfolio
Appreciation Portfolio	Federated Stock Portfolio
Equity Index Portfolio — Class II Shares	Large Cap Portfolio
Fundamental Value Portfolio	Lazard International Stock Portfolio
Janus Aspen Series	MFS Emerging Growth Portfolio
Balanced Portfolio — Service Shares	MFS Mid Cap Growth Portfolio
Global Life Sciences Portfolio —Service Shares	Travelers Quality Bond Portfolio
Global Technology Portfolio —Service Shares	Van Kampen Life Investment Trust
Worldwide Growth Portfolio — Service Shares	Comstock Portfolio — Class II Shares
PIMCO Variable Insurance Trust	Emerging Growth Portfolio — Class II Shares
Total Return Portfolio — Administrative Class(5)	Variable Insurance Products Fund II (Fidelity)
Putnam Variable Trust	Contrafund® Portfolio — Service Class 2
Putnam VT International Growth Portfolio — Class IB Shares	Variable Insurance Products Fund III (Fidelity)
Putnam VT Voyager II Fund — Class IB Shares	Mid Cap Portfolio — Service Class 2

______________

(1)	Formerly AIM V.I. Value Fund	(4)	Formerly REIT Series
(2)	Formerly Credit Suisse Warburg Pincus Trust	(5)	Formerly Total Return Bond Portfolio
(3)	Formerly Delaware Group Premium Fund	(6)	Formerly Convertible Bond Portfolio

The Contract, certain contract features and/or some of the funding options may not be available in all states. The current prospectuses for the underlying funds that support the variable funding options must accompany this prospectus. Read and retain them for future reference.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2002. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2002

Index of Special Terms	2	Miscellaneous Contract Provisions	25
Summary	3	Right to Return	25
Fee Table	6	Termination	26
Condensed Financial Information	10	Required Reports	26
The Annuity Contract	10	Suspension of Payments	26
Contract Owner Inquiries	10	The Separate Accounts	26
Purchase Payments	10	Performance Information	27
Accumulation Units	11	Federal Tax Considerations	27
The Variable Funding Options	11	Non-Resident Aliens	28
The Fixed Account	15	General Taxation of Annuities	28
Charges and Deductions	15	Types of Contracts: Qualified or
General	15	Nonqualified	28
Administrative Charges	15	Nonqualified Annuity Contracts	28
Mortality and Expense Risk Charge	16	Puerto Rico Tax Considerations	29
Variable Funding Option Expenses	16	Qualified Annuity Contracts	29
Premium Tax	16	Penalty Tax for Premature
Changes in Taxes Based Upon		Distributions	29
Premium or Value	16	Diversification Requirements for
Transfers	16	Variable Annuities	29
Dollar Cost Averaging	17	Ownership of the Investments	29
Access to Your Money	18	Mandatory Distributions for Qualified
Systematic Withdrawals	18	Plans	30
Loans	18	Taxation of Death Benefit	30
Ownership Provisions	19	Other Information	30
Types of Ownership	19	The Insurance Companies	30
Contract Owner	19	Financial Statements	30
Beneficiary	19	Distribution of Variable Annuity	30
Annuitant	19	Contracts	30
Death Benefit	20	Conformity with State and Federal Laws	31
Death Proceeds Before the Maturity Date	20	Voting Rights	31
Payment of Proceeds	20	Legal Proceedings and Opinions	31
Beneficiary Contract Continuance	22	Appendix A: Condensed Financial
Planned Death Benefit	22	Information for The Travelers Insurance
Death Proceeds After the Maturity Date	23	Company: Separate Account ABD	A-1
The Annuity Period	23	Appendix B: Condensed Financial
Maturity Date	23	Information for The Travelers Life &
Allocation of Annuity	23	Annuity Company: Separate Account
Variable Annuity	23	ABD II	B-1
Fixed Annuity	24	Appendix C: The Fixed Account
Payment Options	24	Appendix D: Contents of the Statement	C-1
Election of Options	24	of Additional Information	D-1
Annuity Options	24
Income Options	25

INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit	11	Contract Year	10
Accumulation Period	11	Death Report Date	20
Annuitant	19	Fixed Account	C-1
Annuity Payments	23	Joint Owner	19
Annuity Unit	10	Maturity Date	23
Cash Surrender Value	18	Net Investment Rate	24
Contingent Annuitant	19	Purchase Payment	10
Contract Date	10	Underlying Fund	10
Contract Owner	19	Variable Funding Options	11
Contract Value	10	Written Request	10

2

Summary:
Travelers Access Select Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing company. Each company sponsors its own separate account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities (“Fund ABD”); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities (“Fund ABD II”). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a qualified contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Is there a right to return period? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

3

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

Can you give a general description of the variable funding options and how they operate? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund (“underlying fund”) that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer among the variable funding options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25%. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each underlying fund also charges for management costs and other expenses.

How will my purchase payments and withdrawals be taxed? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about accumulation unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
4

    Systematic Withdrawal Option. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.
    Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries). If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.
5

FEE TABLE

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See “Charges and Deductions” in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each variable funding option purchases shares of the underlying fund at net asset value. The net asset value already reflects the deduction of each underlying fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of underlying fund expenses.

We receive payments from some of the underlying funds or their affiliates for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an underlying fund on behalf of Travelers’ Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

The amounts shown in the table are based on historical fund expenses, as a percentage of each fund’s average daily net assets as of December 31, 2001 (unless otherwise indicated). This information was provided by the funds and we have not independently verified it. More detail concerning each fund’s fees and expenses is contained in the prospectus for each underlying fund.

Transaction Expenses

Annual Contract Administrative Charge	$30
(Waived if contract value is $40,000 or more)

Annual Separate Account Charges

(as a percentage of the average daily net assets of the Separate Account)

Mortality & Expense Risk Charge	1.25%
Administrative Expense Charge	0.15%
Total Separate Account Charges	1.40%

Variable Funding Option Expenses:

(as a percentage of average daily net assets of the funding option as of December 31, 2001, unless otherwise noted)

Funding Option	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement	Total Annual Operating Expenses (after expense reimbursement)

Capital Appreciation Fund	0.75%	—	0.09%	0.84%
Money Market Portfolio (Travelers)	0.32%	—	0.08%	0.40%(1)
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	0.60%	—	0.25%	0.85%(2)
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B*	1.00%	0.25%	0.04%	1.29%
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	0.76%	—	0.64%	1.40%(3)
Delaware VIP Trust
VIP REIT Series — Standard Class	0.75%	—	0.14%	0.89%(4)
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	0.75%	—	0.03%	0.78%(5)
Small Cap Portfolio — Initial Shares	0.75%	—	0.04%	0.79%(5)
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Funding Options:	Management Fee (after expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (after expense reimbursement	Total Annual Operating Expenses (after expense reimbursement)

Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(6)
Diversified Strategic Income Portfolio†	0.65%	—	0.11%	0.76%(6)
Equity Index Portfolio — Class II Shares*	0.21%	0.25%	0.03%	0.49%(6)
Fundamental Value Portfolio	0.75%	—	0.02%	0.77%(6)
Janus Aspen Series
Balanced Portfolio — Service Shares*	0.65%	0.25%	0.01%	0.91%
Global Life Sciences Portfolio — Service Shares*	0.65%	0.25%	0.17%	1.07%
Global Technology Portfolio — Service Shares*	0.65%	0.25%	0.05%	0.95%
Worldwide Growth Portfolio — Service Shares*	0.65%	0.25%	0.04%	0.94%
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	0.25%	—	0.40%	0.65%(7)
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares*	0.76%	0.25%	0.18%	1.19%
Putnam VT Voyager II Fund — Class IB Shares*	0.70%	0.25%	0.77%	1.72%
Salomon Brothers Variable Series Fund Inc.
Capital Fund	0.83%	—	0.17%	1.00%(8)
Investors Fund	0.70%	—	0.12%	0.82%(9)
The Travelers Series Trust
Convertible Securities Portfolio	0.60%	—	0.19%	0.79%(10)
Disciplined Mid Cap Stock Portfolio	0.70%	—	0.13%	0.83%
Equity Income Portfolio	0.75%	—	0.04%	0.79%(11)
Federated High Yield Portfolio	0.65%	—	0.24%	0.89%
Federated Stock Portfolio	0.63%	—	0.18%	0.81%
Large Cap Portfolio	0.75%	—	0.04%	0.79%(12)
Lazard International Stock Portfolio	0.83%	—	0.18%	1.01%
MFS Emerging Growth Portfolio	0.75%	—	0.14%	0.89%
MFS Mid Cap Growth Portfolio	0.80%	—	0.12%	0.92%
Travelers Quality Bond Portfolio	0.32%	—	0.13%	0.45%
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	0.80%	—	0.03%	0.83%(13)
Alliance Growth Portfolio	0.80%	—	0.02%	0.82%(13)
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(13)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.04%	0.84%(13)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.03%	0.78%(13)
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.19%	1.04%(6)
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.06%	1.01%
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2*	0.58%	0.25%	0.07%	0.90%(14)
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.05%	0.88%(15)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

†	Closed to new investors.

7

Notes

     (1)   Travelers Insurance reimbursed the portfolio for $44,028 in expenses for the year ended December 31, 2001 (the portfolio’s fiscal year end). If such expenses were not reimbursed the actual expense ratio would have been 0.42%. For the year ended December 31, 2001, there was a voluntary expense limitation. As a result of the voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.40%.

     (2)   Effective May 1, 2002 the Funds’ name will change from AIM V.I. Value Fund to AIM V.I. Premier Equity Fund.

     (3)   Fee waivers, expense reimbursements, or expense credits reduced expenses for the Emerging Markets Portfolio during 2001, but this may be discontinued at any time. Without such arrangements, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.64% and 1.89%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2001, net of any fee waivers or expense reimbursements.

     (4)   The investment advisor for the Delaware VIP REIT Series is Delaware Management Company (DMC). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

     (5)   The expenses shown are for the fiscal year ended December 31, 2001. Current or future expenses may be greater or less than those presented. Please consult the underlying mutual fund prospectus for more complete information.

     (6)   Expenses are as of December 31, 2001 (the Fund’s fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

     (7)   “Other Expenses” reflects a 0.25% administrative fee, a 0.15% service fee, and 0.01% representing the Portfolio’s pro rata Trustees’ fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees’ fees, 0.65% of average daily net assets. Without such reduction, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

     (8)   The Manager has waived a portion of its management fees for the year ended December 31, 2001. If such fees were not waived, the actual expenses ratio would have been 1.02%. As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

     (9)   As a result of a voluntary expense limitation, expense ratios will not exceed 1.00%.

     (10)   As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.

     (11)   A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Equity Income Portfolio would have been 0.85%.

     (12)   A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Large Cap Portfolio would have been 0.84%.

     (13)   Expenses are as of October 31, 2001 (the Fund’s fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2001.

     (14)   A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP II Contrafund Portfolio — Service Class 2 would have been 0.94%.

     (15)   A portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Without such reductions, Total Annual Operating Expenses for the Fidelity VIP III Mid Cap Portfolio — Service Class 2 would have been 0.94%.

8

EXAMPLE

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2001, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual administrative charge is equivalent to 0.015% of the Separate Account contract value.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above.

	If Contract Is Surrendered, Annuitized, Or If No Withdrawals Have Been Made At The End Of The Period Shown:

Funding Option	1 year	3 years	5 years	10 years

Capital Appreciation Fund	23	70	121	259
Money Market Portfolio (Travelers)	18	57	98	213
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund — Series I	23	71	121	260
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	27	84	143	304
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	28	87	149	314
Delaware VIP Trust
VIP REIT Series – Standard Class	23	72	123	264
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	22	69	118	253
Small Cap Portfolio — Initial Shares	22	69	118	254
Greenwich Street Series Fund
Appreciation Portfolio	22	68	117	252
Diversified Strategic Income Portfolio†	22	68	117	251
Equity Index Portfolio — Class II Shares	19	60	103	223
Fundamental Value Portfolio	22	68	117	252
Janus Aspen Series
Balanced Portfolio — Service Shares	24	73	124	266
Global Life Sciences Portfolio — Service Shares	25	77	132	282
Global Technology Portfolio — Service Shares	24	74	126	270
Worldwide Growth Portfolio — Service Shares	24	73	126	269
PIMCO Variable Insurance Trust
Total Return Portfolio – Administrative Class	21	65	111	239
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	26	81	138	294
Putnam VT Voyager II Fund — Class IB Shares	32	97	164	344
Salomon Brothers Variable Series Fund Inc.
Capital Fund	24	75	129	275
Investors Fund	23	70	120	257
The Travelers Series Trust
Convertible Securities Portfolio	22	69	118	254
Disciplined Mid Cap Stock Portfolio	23	70	120	258
Equity Income Portfolio	22	69	118	254
Federated High Yield Portfolio	23	72	123	264
Federated Stock Portfolio	23	70	119	256
Large Cap Portfolio	22	69	118	254
Lazard International Stock Portfolio	25	76	129	276
MFS Emerging Growth Portfolio	23	72	123	264
MFS Mid Cap Growth Portfolio	24	73	125	267
Travelers Quality Bond Portfolio	19	59	101	219

9

	If Contract Is Surrendered, Annuitized, Or If No Withdrawals Have Been Made At The End Of The Period Shown:

Funding Option	1 year	3 years	5 years	10 years

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	23	70	120	258
Alliance Growth Portfolio	23	70	120	257
MFS Total Return Portfolio	23	70	120	258
Smith Barney Aggressive Growth Portfolio	23	70	121	259
Smith Barney Large Capitalization Growth Portfolio	22	69	118	253
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	25	77	131	279
Emerging Growth Portfolio Class II Shares	25	76	129	276
Variable Insurance Products Fund II
Contrafund® Portfolio — Service Class 2	23	72	124	265
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	23	72	123	263

______________

†	Closed to new investors.

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Access Select Annuity is a contract between the contract owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account contract value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account contract value”). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the Contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term “written request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

Purchase Payments

Your initial purchase payment is due and payable before the Contract becomes effective. The initial purchase payment must be at least $20,000. You may make additional payments of at least $500 at any time. No

10

additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply the initial purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

The Variable Funding Options

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and contract owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

11

The current variable funding options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser
Capital Appreciation Fund	Seeks growth of capital through the use of common stocks. Income is not an objective. The Fund invests principally in common stocks of small to large companies which are expected to experience wide fluctuations in price both in rising and declining markets.	Travelers Asset Management International Company LLC (“TAMIC”) Subadviser: Janus Capital Corp.
Money Market Portfolio	Seeks high current income from short-term money market instruments while preserving capital and maintaining a high degree of liquidity.	TAMIC
AIM Variable Insurance Funds
AIM V.I. Premier Equity Fund – Series I	Seeks to achieve long-term growth of capital by investing primarily in equity securities of undervalued companies. Income is a secondary objective.	AIM Advisers, Inc.
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B	Seeks long-term growth of capital by investing primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earning momentum.	Alliance Capital Management (“Alliance”)
Credit Suisse Trust
Credit Suisse Emerging Markets Portfolio	Seeks long-term growth of capital by investing in equity securities of companies located in or conducting a majority of their business in emerging markets.	Credit Suisse Asset Management, LLC
Delaware VIP Trust
REIT Series — Standard Class	Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITS).	Delaware Management Company, Inc.
Dreyfus Variable Investment Fund
Appreciation Portfolio — Initial Shares	Seeks primarily to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. The portfolio invests primarily in the common stocks of domestic and foreign insurers.	The Dreyfus Corporation Subadviser: Fayez Sarofim & Co.
Small Cap Portfolio — Initial Shares	Seeks to maximize capital appreciation by investing at least 80% of its assets in the stocks of small-cap companies. Small-companies are defined as those with market capitalizations of less than $2 billion at the time of purchase.	The Dreyfus Corporation
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long term appreciation of capital.	Smith Barney Fund Management LLC (“SBFM”)
Diversified Strategic Income Portfolio†	Seeks high current income.	SBFM Subadviser: Smith Barney Global Capital Management, Inc.
Equity Index Portfolio — Class II Shares	Seeks investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The Fund will hold substantially all of the stocks in the S&P 500 sector weightings, market capitalization and liquidity.	Travelers Investment Management Co. (“TIMCO”)
Fundamental Value Portfolio	Seeks long term capital growth with current income as a secondary objective.	SBFM

12

Funding Option	Investment Objective	Investment Adviser/Subadviser
Janus Aspen Series
Balanced Portfolio — Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital
Global Life Sciences Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in equity securities of U.S. and foreign companies, normally investing at least 65% of its total assets in companies with a life science orientation.	Janus Capital
Global Technology Portfolio — Service Shares	Seeks long-term capital growth by investing primarily in equity securities of U.S. and foreign companies, normally investing at least 65% of its total assets in companies likely to benefit significantly from advances in technology.	Janus Capital
Worldwide Growth Portfolio — Service Shares	Seeks growth of capital in a manner consistent with preservation of capital by investing primarily in common stocks of companies of any size throughout the world.	Janus Capital
PIMCO Variable Insurance Trust
Total Return Portfolio — Administrative Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.	Pacific Investment Management Company LLC
Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares	Seeks capital appreciation. The Fund its goal by investing mainly in common stocks of companies outside the United States.	Putnam Investment Management, Inc. (“Putnam”)
Putnam VT Voyager II Fund — Class IB Shares	Seeks long-term growth of capital. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on growth stocks.	Putnam
Salomon Brothers Variable Series Fund, Inc.
Capital Fund	Seeks capital appreciation, primarily through investments in common stocks which are believed to have above-average price appreciation potential and which may involve above average risk.	Salomon Brothers Asset Management (“SBAM”)
Investors Fund	Seeks long-term growth of capital, and, secondarily, current income, through investments in common stocks of well-known companies.	SBAM
Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio	Seeks capital appreciation.	Travelers Investment Adviser (“TIA”) Subadviser: AIM Capital Management Inc.
Alliance Growth Portfolio	Seeks long-term growth of capital.	TIA Subadviser: Alliance
MFS Total Return Portfolio	(a balanced portfolio) Seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.	TIA Subadviser: Massachusetts Financial Services Company (“MFS”)
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long-term growth of capital.	SBFM

13

Funding Option	Investment Objective	InvestmentAdviser/Subadviser
The Travelers Series Trust
Convertible Securities Portfolio	Seeks current income and capital appreciation by investing in convertible bond securities and in combinations of nonconvertible fixed-income securities and warrants or call options that together resemble convertible securities.	TAMIC
Disciplined Mid Cap Stock Portfolio	Seeks growth of capital by investing primarily in a broadly diversified portfolio of U.S. common stocks.	TAMIC Subadviser: TIMCO
Equity Income Portfolio	Seeks reasonable income by investing at least 80% in equity securities. The Fund normally invests primarily in income producing equity securities. The balance may be invested in all types of domestic and foreign securities, including bonds. The Subadviser also considers the potential for capital appreciation.	TAMIC Subadviser: Fidelity Management & Research Co. (“FMR”)
Federated High Yield Portfolio	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.	TAMIC Subadviser: Federated Investment Counseling, Inc.
Federated Stock Portfolio	Seeks growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stock of high-quality companies (i.e., leaders in their industries and characterized by sound management and the ability to finance expected growth).	TAMIC Subadviser: Federated Investment Counseling, Inc.
Large Cap Portfolio	Seeks long-term growth of capital by investing primarily in equity securities of companies with large market capitalizations.	TAMIC Subadviser: FMR
Lazard International Stock Portfolio	Seeks capital appreciation by investing primarily in the equity securities of non-United States companies (i.e., incorporated or organized outside the United States).	TAMIC Subadviser: Lazard Asset Management
MFS Emerging Growth Portfolio	Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the MFS Portfolio’s investment objective.	TAMIC Subadviser: MFS
MFS Mid Cap Growth Portfolio	Seeks to obtain long-term growth of capital by investing, under normal market conditions, at least 80% of its assets in equity securities of companies with medium market capitalization which the investment adviser believes have above-average growth potential.	TAMIC Subadviser: MFS
Travelers Quality Bond Portfolio	Seeks current income, moderate capital volatility and total return.	TAMIC
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common and preferred stocks.	Van Kampen Asset Management, Inc. (“VKAM”)
Emerging Growth Portfolio — Class II Shares	Seeks capital appreciation by investing primarily in common stocks of companies considered to be emerging growth companies.	VKAM
Variable Insurance Products Fund II
Contrafund Porttfolio — Service Class 2	Seeks long-term capital appreciation by investing primarily in common stocks of companies whose value the adviser believes is not fully recognized by the public.	FMR
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital and income by investing primarily in income-producing equity securities, including common stocks and convertible securities.	FMR

†	Closed to new investors.

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FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts;
    the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners, the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);
    administration of the annuity options available under the Contracts; and
    the distribution of various reports to contract owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts, sales and marketing expenses including commission payments to your sales agent, and other costs of doing business.

Risks we assume include:

    that annuitants may live longer than estimated when the annuity factors under the Contracts were established;
    that the amount of the death benefit will be greater than the contract value, and that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender

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your Contract, or if we terminate your Contract. We will not deduct the contract administrative charge from the Fixed Account or:

             (1)   from the distribution of death proceeds;

             (2)   after an annuity payout has begun; or

             (3)   if the contract value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called “sub-account administrative charge”) on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Funding Option Expenses

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage contract owners. In making this determination, we will consider, among other things, the following factors:

      the total dollar amount being transferred;
      the number of transfers you made within the previous three months;
      whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
      whether your transfers are part of a group of transfers made by a third party on behalf of the individual contract owners in the group.
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2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things:

      reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

Future Modifications. We will continue to monitor the transfer activity occurring among the variable funding options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of contract owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program or a rebalancing program.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the maturity date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If you stop the Special

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DCA Program and elect to remain in the Fixed Account, we will credit your contract value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ACCESS TO YOUR MONEY

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any outstanding loans and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the variable funding options, we may defer payment of any cash surrender value for a period of up to five business days after the written request is received. For amounts allocated to the fixed account, we may defer payment of any cash surrender value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 591/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Loans

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

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OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified Contracts. You have sole power during the annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional purchase payments.

Joint Owner. For nonqualified Contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

Annuitant

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a contingent annuitant. A contingent annuitant may not be changed, deleted or added to the Contract after the contract date. If the annuitant who is not the owner dies prior to the maturity date, and the contingent annuitant is still living;

  the death benefit will not be payable upon the annuitant’s death the contingent annuitant becomes the annuitant
  all other rights and benefits will continue in effect

When a contingent annuitant becomes the annuitant, the maturity date remains the same as previously in effect.

If the annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a contingent annuitant.

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DEATH BENEFIT

Before the maturity date, generally, a death benefit is payable when either the annuitant or a contract owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions or election of beneficiary contract continuance. (“death report date”).

We must be notified of the annuitant’s death no later than six months from the date of death in order to pay the death proceeds as described under “Death Proceeds Before the Maturity Date.” If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax.

Death Proceeds Before the Maturity Date

Death of any owner or the annuitant before age 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans:

(1)	the contract value;

(2)	the total purchase payments made under the Contract; or

(3)	the contract value on the latest fifth contract year anniversary before the Company receives due proof of death.

Death of any owner or the annuitant on or after age 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, prior withdrawals or outstanding loans:

(1)	the contract value;

(2)	the total purchase payments made under the Contract; or

(3)	the contract value on the latest fifth contract year anniversary occurring on or before the annuitant’s 75th birthday.

Payment of Proceeds

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner (who is not the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes
Owner (who is the annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless, the beneficiary elects to continue the contract rather than receive the distribution.	Yes
Joint Owner (who is not the annuitant)	The surviving joint owner.	Unless the surviving joint elects to continue the contract.	Yes

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Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Joint Owner (who is the annuitant)	The beneficiary (ies), or if none, to the surviving joint owner.	Unless the beneficiary/surviving joint owner elects to continue the contract.	Yes
Annuitant (who is not the contract owner	The beneficiary (ies), or if none, to the contract owner.	Unless, where there is no contingent annuitant, the beneficiary elects to continue the contract rather than receive the distribution.

		Or, unless there is a contingent annuitant. Then, the contingent annuitant becomes the annuitant and the contract continues in effect (generally using the original maturity date). The proceeds will then be paid upon the death of the contingent annuitant or owner.	Yes
Annuitant (who is the contract owner)	See death of “owner who is the annuitant” above.		Yes
Annuitant (where owner is a nonnatural person/trust)	The beneficiary (ies) (e.g. the trust) or if none, to the owner		Yes (Death of annuitant is treated as death of the owner in these circumstances.)
Contingent Annuitant (assuming annuitant is still alive)	No death proceeds are payable; contract continues.		N/A
Beneficiary	No death proceeds are payable; contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

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Qualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*
Owner / Annuitant	The beneficiary (ies), or if none, to the contract owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes
Beneficiary	No death proceeds are payable; contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; contract continues.		N/A

Beneficiary Contract Continuance (Not permitted for non-natural beneficiaries)

If you die before the maturity date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the death report date, (more than $1,000,000 is subject to home office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the death report date. The initial contract value of the continued contract (the “adjusted contract value”) will equal the greater of the contract value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      transfer ownership
      take a loan
      make additional purchase payments

The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the death report date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the beneficiary’s age on the death report date as if the beneficiary had purchased the Contract with the adjusted contract value on the death report date

Planned Death Benefit

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      through an annuity for life or a period that does not exceed the beneficiary’s life expectancy; or
      under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive due proof of death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make annuity payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

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Death Proceeds after the Maturity Date

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

THE ANNUITY PERIOD

Maturity Date

Under the Contract, you can receive regular payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity or income options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. Income option payments are for a fixed period or amount. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant’s 70th birthday for qualified Contracts and the annuitant’s 75th birthday for nonqualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant’s 85th birthday for nonqualified Contracts or, for qualified Contracts, to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified Contracts upon either the later of the contract owner’s attainment of age 70½ or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

Allocation of Annuity

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See “Transfers.”)

Variable Annuity

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if

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they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payments will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

Fixed Annuity

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under “Variable Annuity,” except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

PAYMENT OPTIONS

Election of Options

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant’s lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

Annuity Options

Subject to the conditions described in “Election of Options” above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 — Life Annuity — No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person,

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payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 — Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

Income Options

Instead of one of the annuity options described above, and subject to the conditions described under “Election of Options,” all or part of the Contract’s cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 — Payments of a Fixed Amount. We will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 — Payments for a Fixed Period. We will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 — Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

Variable Liquidity Benefit

This benefit is only offered with Variable Annuity Options (as described in the Settlement Provisions of the Contract) for Fixed Period Option only payments, without Life Contingency.

At any time after annuitization and before death, the contract owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is the Assumed (Daily) Net Investment Factor used to calculate the annuity payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

MISCELLANEOUS CONTRACT PROVISIONS

Right to Return

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within twenty days after you receive it (the

25

“right to return period”). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

Termination

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000 and you have not made purchase payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the contract value less any applicable taxes.

Required Reports

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

THE SEPARATE ACCOUNTS

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Fund ABD and Fund ABD II, respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Fund ABD and Fund ABD II for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

26

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

Performance Information

From time to time, we may advertise several types of historical performance for the Contract’s variable funding options. We may advertise the “standardized average annual total returns” of the variable funding option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold.

Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

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Non-Resident Aliens

Distributions to non-resident aliens (“NRAs”) are subject to special tax and withholding rules under the Code. In addition, annuity payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

General Taxation of Annuities

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

Types of Contracts: Qualified or Nonqualified

If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a qualified Contract. Some examples of qualified Contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

Nonqualified Annuity Contracts

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the contract value exceeds your investment in the Contract. The investment in the Contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have consequences in the year taken.

Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among

28

other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

Puerto Rico Tax Considerations

The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get fully credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or a proposed distribution.

Qualified Annuity Contracts

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other qualified Contracts. There are special rules which govern the taxation of qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state’s income tax laws. Please consult your employer or tax advisor regarding this issue.

Penalty Tax for Premature Distributions

For both qualified and nonqualified contracts, taxable distributions taken before the contract owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans. This is in addition to any penalites which may apply under your Contract.

Diversification Requirements for Variable Annuities

The Code requires that any nonqualified variable annuity Contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

Ownership of the Investments

In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right

29

to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

Mandatory Distributions For Qualified Plans

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½ or the year of retirement.

Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

Taxation of Death Benefit Proceeds

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

OTHER INFORMATION

The Insurance Companies

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Tower Square, Hartford, Connecticut 06183.

Financial Statements

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

Distribution of Variable Annuity Contracts

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 8% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

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Conformity with State and Federal Laws

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

Voting Rights

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from contract owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to contract owners.

Legal Proceedings and Opinions

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

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Appendix A — Condensed Financial Information

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Years Ended December 31,				Period Ended December 31,	December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

Capital Appreciation Fund (4/97)
Unit Value at beginning of period	2.387	3.098	2.046	1.283	1.032	1.000
Unit Value at end of period	1.739	2.387	3.098	2.046	1.283	1.032
Number of units outstanding at end of period	37,786,870	37,804,248	25,971,911	10,561,314	870,525	—
Money Market Portfolio (7/97)
Unit Value at beginning of period	1.160	1.107	1.070	1.033	1.000	—
Unit Value at end of period	1.187	1.160	1.107	1.070	1.033
Number of units outstanding at end of period	40,133,062	15,545,185	16,750,270	9,244,927	345,682	—
AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund (9/00)
Unit Value at beginning of period	0.875	1.000	—	—	—	—
Unit Value at end of period	0.755	0.875	—	—	—	—
Number of units outstanding at end of period	7,280,717	1,020,328	—	—	—	—
Alliance Variable Products Series Fund, Inc.
Premier Growth Portfolio Class B (5/00)
Unit Value at beginning of year	0.786	1.000	—	—	—	—
Unit Value at end of year	0.640	0.786	—	—	—	—
Number of units outstanding at end of year	21,249,041	8,906,509	—	—	—	—
Credit Suisse Trust
Emerging Markets Portfolio (6/98)
Unit Value at beginning of period	0.886	1.313	0.734	1.000	—	—
Unit Value at end of period	0.789	0.886	1.313	0.734	—	—
Number of units outstanding at end of period	2,463,748	2,477,705	892,012	223,688	—	—
Delaware Group Premium Fund
REIT Series (6/98)
Unit Value at beginning of period	1.121	0.866	0.901	1.000	—	—
Unit Value at end of period	1.203	1.121	0.866	0.901	—	—
Number of units outstanding at end of period	1,959,474	732,010	357,910	96,983	—	—
Dreyfus Variable Investment Fund, Inc.
Appreciation Portfolio (5/98)
Unit Value at beginning of period	1.198	1.223	1.112	1.000	—	—
Unit Value at end of period	1.071	1.198	1.223	1.112	—	—
Number of units outstanding at end of period	11,107,345	10,147,802	7,840,789	2,937,245	—	—

APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,				Period Ended December 31,	December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

Small Cap Portfolio (5/98)
Unit Value at beginning of period	1.182	1.058	0.871	1.000	—	—
Unit Value at end of period	1.094	1.182	1.058	0.871	—	—
Number of units outstanding at end of period	11,594,005	6,798,006	3,387,052	1,435,805	—	—
Greenwich Street Series Fund:
Appreciation Portfolio (6/97)
Unit Value at beginning of period	1.405	1.431	1.283	1.092	1.000	—
Unit Value at end of period	1.330	1.405	1.431	1.283	1.092	—
Number of units outstanding at end of period	13,733,044	9,922,836	6,935,912	3,710,315	506,282	—
Diversified Strategic Income Portfolio (6/97)†
Unit Value at beginning of period	1.118	1.103	1.100	1.048	1.000	—
Unit Value at end of period	1.138	1.118	1.103	1.100	1.048	—
Number of units outstanding at end of period	12,784,586	11,430,969	10,783,437	7,076,327	733,829	—
Equity Index Portfolio — Class II Shares (6/99)
Unit Value at beginning of period	0.982	1.098	1.000	—	—	—
Unit Value at end of period	0.848	0.982	1.098	—	—	—
Number of units outstanding at end of period	13,010,004	4,272,617	753,819	—	—	—
Fundamental Value Portfolio (5/98)
Unit Value at beginning of period	1.362	1.146	0.953	1.000	—	—
Unit Value at end of period	1.272	1.362	1.146	0.953	—	—
Number of units outstanding at end of period	17,065,180	4,380,338	1,958,751	708,254	—	—
Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.972	1.000	—	—	—	—
Unit Value at end of year	0.911	0.972	—	—	—	—
Number of units outstanding at end of year	13,475,207	4,934,773	—	—	—	—
Global Life Sciences Portfolio — Service Shares (5/00)
Unit Value at beginning of year	1.135	1.000	—	—	—	—
Unit Value at end of year	0.931	1.135	—	—	—	—
Number of units outstanding at end of year	4,102,883	1,951,454	—	—	—	—

APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,				Period Ended December 31,	December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

Global Technology Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.672	1.000	—	—	—	—
Unit Value at end of year	0.415	0.672	—	—	—	—
Number of units outstanding at end of year	10,706,223	5,661,986	—	—	—	—
Worldwide Growth Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.798	1.000	—	—	—	—
Unit Value at end of year	0.609	0.798	—	—	—	—
Number of units outstanding at end of year	16,824,804	7,908,763	—	—	—	—
PIMCO Variable Insurance Trust
Total Return Bond Fund (5/01)*
Unit Value at beginning of year	1.000	—	—	—	—	—
Unit Value at end of year	1.053	—	—	—	—	—
Number of units outstanding at end of year	4,888,796	—	—	—	—	—
Putnam Variable Trust
Putnam VT International Growth Fund (5/01)	—	—	—	—	—
Unit Value at beginning of year	1.000	—	—	—	—	—
Unit Value at end of year	0.857	—	—	—	—	—
Number of units outstanding at end of year	1,555,346
Putnam VT Voyager II Fund (5/01)
Unit Value at beginning of year	1.00	—	—	—	—	—
Unit Value at end of year	0.806	—	—	—	—	—
Number of units outstanding at end of year	269,501	—	—	—	—	—
Salomon Brothers Variable Series Funds, Inc.
Capital Fund (10/98)
Unit Value at beginning of period	1.522	—	—	—	—	—
Unit Value at end of period	1.529	—	—	—	—	—
Number of units outstanding at end of period	5,065,288	—	—	—	—	—
Investors Fund (6/98)(1)
Unit Value at beginning of period	1.287	1.132	1.029	1.000	—	—
Unit Value at end of period	1.216	1.287	1.132	1.029	—	—
Number of units outstanding at end of period	15,853,833	7,090,936	3,905,967	1,764,644	—	—

APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,				Period Ended December 31,	December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

Travelers Series Fund Inc.
AIM Capital Appreciation Portfolio
Unit Value at beginning of period	0.783	1.000	—	—	—	—
Unit Value at end of period	0.588	0.783	—	—	—	—
Number of units outstanding at end of period	5,177,186	980,787	—	—	—	—
Alliance Growth Portfolio (6/97)
Unit Value at beginning of period	0.783	2.189	1.679	1.319	1.037	1.000
Unit Value at end of period	1.508	1.765	2.189	1.679	1.319	1.037
Number of units outstanding at end of period	31,912,509	32,912,583	25,024,627	13,211,206	1,062,634	—
MFS Total Return Portfolio (5/97)
Unit Value at beginning of period	1.517	1.319	1.303	1.183	1.000	—
Unit Value at end of period	1.496	1.517	1.319	1.303	1.183	—
Number of units outstanding at end of period	38,418,447	29,382,873	27,173,225	16,380,184	962,287	—
Smith Barney Aggressive Growth Portfolio (5/01)
Unit Value at beginning of period	1.000	—	—	—	—	—
Unit Value at end of period	0.945	—	—	—	—	—
Number of units outstanding at end of period	11,974,631	—	—	—	—	—
Smith Barney Large Capitalization Growth Portfolio (5/01)
Unit Value at beginning of period	1.000	—	—	—	—	—
Unit Value at end of period	0.908	—	—	—	—	—
Number of units outstanding at end of period	1,184,451	—	—	—	—	—
The Travelers Series Trust
Convertible Bond Portfolio (5/98)*
Unit Value at beginning of period	1.299	1.170	1.000	1.000	—	—
Unit Value at end of period	1.270	1.299	1.170	1.000	—	—
Number of units outstanding at end of period	9,680,620	3,349,925	1,137,997	458,699	—	—
Disciplined Mid Cap Stock Portfolio (6/97)
Unit Value at beginning of period	1.773	1.541	1.377	1.195	1.000	—
Unit Value at end of period	1.677	1.773	1.541	1.377	1.195	—
Number of units outstanding at end of period	5,089,354	3,629,362	2,663,507	1,425,770	120,880	—

APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,				Period Ended December 31,	December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

Equity Income Portfolio (5/97)
Unit Value at beginning of period	1.652	1.535	1.484	1.339	1.026	1.000
Unit Value at end of period	1.521	1.652	1.535	1.484	1.339	1.026
Number of units outstanding at end of period	27,130,603	22,535,737	19,892,863	12,301,819	639,656	—
Federated High Yield Portfolio (5/97)
Unit Value at beginning of period	1.084	1.196	1.177	1.140	1.000	—
Unit Value at end of period	1.089	1.084	1.916	1.177	1.140	—
Number of units outstanding at end of period	10,746,070	10,245,418	10,237,038	7,715,310	620,667	—
Federated Stock Portfolio (5/97)
Unit Value at beginning of period	1.588	1.552	1.494	1.285	1.000	—
Unit Value at end of period	1.592	1.588	1.552	1.494	1.285	—
Number of units outstanding at end of period	6,935,446	7,399,546	7,710,739	4,599,587	352,550	—
Large Cap Portfolio (6/97)
Unit Value at beginning of period	1.790	2.123	1.665	1.245	1.023	1.000
Unit Value at end of period	1.459	1.790	2.123	1.665	1.245	1.023
Number of units outstanding at end of period	24,478,530	22,306,844	15,562,311	6,662,550	491,869	—
Lazard International Stock Portfolio (5/97)
Unit Value at beginning of period	1.275	1.460	1.216	1.095	1.027	1.000
Unit Value at end of period	0.928	1.275	1.460	1.216	1.095	1.027
Number of units outstanding at end of period	15,755,872	14,943,760	10,264,070	6,533,760	849,629	—
MFS Emerging Growth Portfolio (4/97)
Unit Value at beginning of period	2.179	2.766	1.587	1.198	1.004	1.000
Unit Value at end of period	1.371	2.179	2.766	1.587	1.198	1.004
Number of units outstanding at end of period	17,463,700	16,347,855	11,222,748	5,891,811	528,553	—
MFS Mid Cap Growth Portfolio (4/98)
Unit Value at beginning of period	1.721	1.595	0.985	1.000	—	—
Unit Value at end of period	1.295	1.721	1.595	0.985	—	—
Number of units outstanding at end of period	17,692,810	10,884,619	3,220,420	696,846	—	—
Travelers Quality Bond Portfolio (5/97)
Unit Value at beginning of period	1.190	1.128	1.131	1.057	1.001	1.000
Unit Value at end of period	1.257	1.190	1.128	1.131	1.057	1.001
Number of units outstanding at end of period	30,031,740	16,565,402	13,396,194	9,328,606	378,758	—

APPENDIX A — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,				Period Ended December 31,	December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

Van Kampen Life Investment Trust
Comstock Portfolio – Class II (12/00)
Unit Value at beginning of period	1.069	—	—	—	—	—
Unit Value at end of period	1.024	—	—	—	—	—
Number of units outstanding at end of period	3,476,351	—	—	—	—	—
Emerging Growth Portfolio – Class II (12/00)
Unit Value at beginning of period	0.986	—	—	—	—	—
Unit Value at end of period	0.664	—	—	—	—	—
Number of units outstanding at end of period	2,180,793	—	—	—	—	—
Variable Insurance Products Fund II
Contrafund Portfolio Service Class 2 (5/00)
Unit Value at beginning of year	0.923	1.000	—	—	—	—
Unit Value at end of year	0.796	0.923	—	—	—	—
Number of units outstanding at end of year	8,023,592	3,113,370	—	—	—	—
Variable Insurance Products Fund III
Mid Cap Portfolio Service Class 2
Unit Value at beginning of year	1.050	—	—	—	—	—
Unit Value at end of year	0.999	—	—	—	—	—
Number of units outstanding at end of year	1,727,443	—	—	—	—	—

The Company began tracking the Accumulation Unit values in 1996, however the Separate Account held no assets until 1997. The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account. Funding Options not listed had no amounts yet allocated to them. The financial statements for Fund ABD and the consolidated financial statements of The Travelers Insurance Company and subsidiaries are contained in the SAI.

†	No longer available to new contract owners.

*	Fund’s name has changed – see prospectus.

(1)	In 2001, as a result of a merger, Investors Fund acquired all the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio.

(2)	For this time period, “Number of units outstanding at end of year” may include annuity units.

APPENDIX B — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (in dollars)

	Years Ended December 31,					Period From December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

Capital Appreciation Fund (12/96)
Unit Value at beginning of period	2.387	3.098	2.046	1.283	1.032	1.000
Unit Value at end of period	1.739	2.387	3.098	2.046	1.283	1.032
Number of units outstanding at end of period	53,409,421	61,812,416	46,942,401	23,010,432	6,344,051	29,824
Money Market Portfolio (2/97)
Unit Value at beginning of period	1.160	1.107	1.070	1.033	1.000	—
Unit Value at end of period	1.187	1.160	1.107	1.070	1.033	—
Number of units outstanding at end of period	58,256,805	34,878,360	37,736,754	16,762,447	5,369,177	—
AIM Variable Insurance Funds, Inc.
AIM V.I. Value Fund (10/00) *
Unit Value at beginning of year	0.875	1.000	—	—	—	—
Unit Value at end of year	0.755	0.875	—	—	—	—
Number of units outstanding at end of year	3,727,475	391,818	—	—	—	—
Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio Class B (5/00)
Unit Value at beginning of year	0.786	1.000	—	—	—	—
Unit Value at end of year	0.640	0.786	—	—	—	—
Number of units outstanding at end of year	18,982,017	13,647,974	—	—	—	—
Credit Suisse Trust:
Emerging Markets Portfolio (5/98)
Unit Value at beginning of period	0.886	1.313	0.734	1.000	—	—
Unit Value at end of period	0.789	0.886	1.313	0.734	—	—
Number of units outstanding at end of period	4,624,645	4,854,364	2,521,807	780,839	—	—
Delaware Group Premium Fund
REIT Series (5/98)
Unit Value at beginning of period	1.121	0.866	0.901	1.000	—	—
Unit Value at end of period	1.203	1.121	0.866	0.901	—	—
Number of units outstanding at end of period	2,866,778	2,273,183	1,280,359	632,612	—	—
Dreyfus Variable Investment Fund
Appreciation Portfolio (4/98)
Unit Value at beginning of period	1.198	1.223	1.112	1.000	—	—
Unit Value at end of period	1.071	1.198	1.223	1.112	—	—
Number of units outstanding at end of period	11,636,949	12,271,080	10,488,399	2,833,960	—	—
Small Cap Portfolio (4/98)
Unit Value at beginning of period	1.182	1.058	0.871	1.000	—	—
Unit Value at end of period	1.094	1.182	1.058	0.871	—	—
Number of units outstanding at end of period	19,065,688	13,636,390	7,815,322	3,051,249	—	—
B-1

APPENDIX B — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,					Period From December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

Greenwich Street Series Fund
Appreciation Portfolio (6/97)
Unit Value at beginning of period	1.405	1.431	1.283	1.092	1.000	—
Unit Value at end of period	1.330	1.405	1.431	1.283	1.092	—
Number of units outstanding at end of period	26,819,131	26,294,804	24,225,208	16,532,767	5,241,524	—
Diversified Strategic Income Portfolio (6/97)†
Unit Value at beginning of period	1.118	1.103	1.100	1.048	1.000	—
Unit Value at end of period	1.138	1.118	1.103	1.100	1.048	—
Number of units outstanding at end of period	24,171,258	24,931,049	28,198,595	28,838,532	5,444,154	—
Equity Index Portfolio — Class II Shares (5/99)
Unit Value at beginning of period	0.982	1.098	1.000	—	—	—
Unit Value at end of period	0.848	0.982	1.098	—	—	—
Number of units outstanding at end of period	16,104,947	10,807,508	3,460,443	—	—	—
Fundamental Portfolio (5/98)
Unit Value at beginning of period	1.362	1.146	0.953	1.000	—	—
Unit Value at end of period	1.272	1.362	1.146	0.953	—	—
Number of units outstanding at end of period	18,253,433	8,558,759	4,963,010	1,281,704	—	—
Janus Aspen Series
Balanced Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.972	1.000	—	—	—	—
Unit Value at end of year	0.911	0.972	—	—	—	—
Number of units outstanding at end of year	12,635,819	5,246,201	—	—	—	—
Global Life Sciences Portfolio — Service Shares (5/00)
Unit Value at beginning of period	1.135	1.000	—	—	—	—
Unit Value at end of year	0.931	1.135	—	—	—	—
Number of units outstanding at end of year	3,200,999	2,447,663	—	—	—	—
Global Technology Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.672	1.000	—	—	—	—
Unit Value at end of year	0.415	0.672	—	—	—	—
Number of units outstanding at end of year	9,044,726	7,604,465	—	—	—	—
Worldwide Growth Portfolio — Service Shares (5/00)
Unit Value at beginning of year	0.798	1.000	—	—	—	—
Unit Value at end of year	0.609	0.798	—	—	—	—
Number of units outstanding at end of year	22,841,930	13,421,744	—	—	—	—
B-2

APPENDIX B — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,					Period From December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996 (2)

Salomon Brothers Variable Series Funds, Inc.
Capital Fund (5/98)
Unit Value at beginning of period	1.522	—	—	—	—	—
Unit Value at end of period	1.529	—	—	—	—	—
Number of units outstanding at end of period	12,398,140	—	—	—	—	—
Investors Fund (4/98) (3)
Unit Value at beginning of period	1.287	1.132	1.029	1.000	—	—
Unit Value at end of period	1.216	1.287	1.132	1.029	—	—
Number of units outstanding at end of period	19,646,073	12,889,045	8,670,638	3,232,444	—	—
PIMCO Variable Insurance Trust
Total Return Bond Fund (5/01)*
Unit Value at beginning of year	1.000	—	—	—	—	—
Unit Value at end of year	1.053	—	—	—	—	—
Number of units outstanding at end of year	5,336,214	—	—	—	—	—
Putnam Variable Trust
Putnam VT International Growth Fund (5/01))
Unit Value at beginning of year	1.000	—	—	—	—	—
Unit Value at end of year	0.857	—	—	—	—	—
Number of units outstanding at end of year	999,717	—	—	—	—	—
Putnam VT Voyager II Fund (7/01)
Unit Value at beginning of year	1.000	—	—	—	—	—
Unit Value at end of year	0.806	—	—	—	—	—
Number of units outstanding at end of year	154,441	—	—	—	—	—
Travelers Series Fund, Inc.
AIM Capital Appreciation Portfolio (10/00)
Unit Value at beginning of year	0.783	1.000	—	—	—	—
Unit Value at end of year	0.588	0.783	—	—	—	—
Number of units outstanding at end of year	2,101,669	755,807	—	—	—	—
Alliance Growth Portfolio (12/96)
Unit Value at beginning of period	1.765	2.189	1.679	1.319	1.037	1.000
Unit Value at end of period	1.508	1.765	2.189	1.679	1.319	1.037
Number of units outstanding at end of period	49,957,444	55,775,319	47,167,905	31,011,054	8,259,362	2,250
MFS Total Return Portfolio (1/97)
Unit Value at beginning of period	1.517	1.319	1.303	1.183	1.000	—
Unit Value at end of period	1.496	1.517	1.319	1.303	1.183	—
Number of units outstanding at end of period	58,911,806	53,326,538	54,290,552	42,017,841	9,959,634	—
B-3

APPENDIX B — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,					Period From December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996 (2)

Smith Barney Aggressive Growth Portfolio (5/01)
Unit Value at beginning of period	1.000	—	—	—	—	—
Unit Value at end of period	0.945	—	—	—	—	—
Number of units outstanding at end of period	6,698,010	—	—	—	—	—
Smith Barney Large Capitalization Growth Portfolio (5/01)
Unit Value at beginning of period	1.000	—	—	—	—	—
Unit Value at end of period	0.908	—	—	—	—	—
Number of units outstanding at end of period	928,528	—	—	—	—	—
The Travelers Series Trust:
Convertible Bond Portfolio (5/98)*
Unit Value at beginning of period	1.299	1.170	1.000	1.000	—	—
Unit Value at end of period	1.270	1.299	1.170	1.000	—	—
Number of units outstanding at end of period	12,986,021	7,553,759	2,431,429	414,907	—	—
Disciplined Mid Cap Stock Portfolio (6/97)
Unit Value at beginning of period	1.773	1.541	1.377	1.195	1.000	—
Unit Value at end of period	1.677	1.773	1.541	1.377	1.195	—
Number of units outstanding at end of period	8,489,614	8,454,274	6,716,626	5,142,990	1,668,733	—
Equity Income Portfolio (12/96)
Unit Value at beginning of period	1.652	1.535	1.484	1.339	1.026	1.000
Unit Value at end of period	1.521	1.652	1.535	1.484	1.339	1.026
Number of units outstanding at end of period	37,809,816	37,849,058	35,687,217	25,733,333	6,719,150	30,196
Federated High Yield Portfolio (1/97)
Unit Value at beginning of period	1.084	1.196	1.177	1.140	1.000	—
Unit Value at end of period	1.089	1.084	1.196	1.177	1.140	—
Number of units outstanding at end of period	18,636,158	19,736,049	22,260,856	18,811,555	4,566,993	—
Federated Stock Portfolio (1/97)
Unit Value at beginning of period	1.588	1.552	1.494	1.285	1.000	—
Unit Value at end of period	1.592	1.588	1.552	1.494	1.285	—
Number of units outstanding at end of period	12,210,400	13,157,332	14,406,177	11,892,034	3,816,999	—
Large Cap Portfolio (12/96)
Unit Value at beginning of period	1.790	2.123	1.665	1.245	1.023	1.000
Unit Value at end of period	1.459	1.790	2.123	1.665	1.245	1.023
Number of units outstanding at end of period	31,920,493	34,231,283	28,051,763	15,040,703	4,815,848	7,800
Lazard International Stock Portfolio (12/96)
Unit Value at beginning of period	1.275	1.460	1.216	1.095	1.027	1.000
Unit Value at end of period	0.928	1.275	1.460	1.216	1.095	1.027
Number of units outstanding at end of period	31,135,028	30,394,514	25,226,349	17,270,810	5,694,288	5,702
B-4

APPENDIX B — CONDENSED FINANCIAL INFORMATION

THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
Accumulation Unit Values (Continued)

	Years Ended December 31,					Period From December 16, 1996 to December 31,

Funding Option	2001	2000(2)	1999(2)	1998(2)	1997(2)	1996(2)

MFS Emerging Growth Portfolio (12/96)
Unit Value at beginning of period	2.179	2.766	1.587	1.198	1.004	1.000
Unit Value at end of period	1.371	2.179	2.766	1.587	1.198	1.004
Number of units outstanding at end of period	25,825,528	29,190,353	22,881,721	15,538,984	4,218,974	31,886
MFS Mid Cap Growth Portfolio (4/98)
Unit Value at beginning of period	1.721	1.595	0.985	1.000	—	—
Unit Value at end of period	1.295	1.721	1.595	0.985	—	—
Number of units outstanding at end of period	16,854,809	14,558,647	4,760,902	965,761	—	—
Travelers Quality Bond Portfolio (12/96)
Unit Value at beginning of period	1.190	1.128	1.131	1.057	1.001	1.000
Unit Value at end of period	1.257	1.190	1.128	1.131	1.057	1.001
Number of units outstanding at end of period	35,205,769	26,960,877	26,069,226	15,435,236	3,137,736	95,203
Van Kampen Life Investment Trust
Comstock Portfolio – Class II (12/00)
Unit Value at beginning of period	1.069	—	—	—	—	—
Unit Value at end of period	1.024	—	—	—	—	—
Number of units outstanding at end of period	8,766,086	—	—	—	—	—
Emerging Growth Portfolio – Class II (12/00)
Unit Value at beginning of period	0.986	—	—	—	—	—
Unit Value at end of period	0.664	—	—	—	—	—
Number of units outstanding at end of period	4,736,674	—	—	—	—	—
Variable Insurance Products Fund II
Contrafund Portfolio — Service Class 2 (5/00)
Unit Value at beginning of period	0.923	1.000	—	—	—	—
Unit Value at end of period	0.796	0.923	—	—	—	—
Number of units outstanding at end of period	8,215,904	3,718,600	—	—	—	—
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (1/01)
Unit Value at beginning of period	1.050	—	—	—	—	—
Unit Value at end of period	0.673	—	—	—	—	—
Number of units outstanding at end of period	101,442	—	—	—	—	—

Funding Options not listed had no amounts yet allocated to them. The date next to each funding option’s name represents the date money first came into the funding option through the Separate Account. “Number of units outstanding at end of period” may include units for contract owners in the payout phase. The financial statements for Fund ABD II and the financial statements of The Travelers Life and Annuity Company are contained in the SAI.

†	No longer available to new contract owners.

(1)	Fund’s name has changed – see prospectus.

(2)	For this time period, “Number of units outstanding at end of year” may include annuity units.

(3)	In 2001, as a result of a merger, Investors Fund acquired all the assets and stated liabilities of The Travelers Series Trust: Strategic Stock Portfolio and The Travelers Series Trust: Jurika and Voyles Core Equity Portfolio.

B-5

APPENDIX C

THE FIXED ACCOUNT

The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

Transfers

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

C-1

APPENDIX D

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

      The Insurance Company
      Principal Underwriter
      Distribution and Principal Underwriting Agreement
      Valuation of Assets
      Performance Information
      Federal Tax Considerations
      Independent Accountants
      Financial Statements

Copies of the Statement of Additional Information dated May 1, 2002 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21194S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21195S.

Name:
Address:

D-1

L-21194	May 1, 2002

                           (ACCESS AND ACCESS SELECT)

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2002

                                       for

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in  conjunction  with, the  Individual  Variable  Annuity
Contract  Prospectus dated May 1, 2002. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services,
One Tower Square, Hartford, Connecticut 06183-9061, or by calling (800) 842-8573
or  by  accessing  the   Securities   and  Exchange   Commission's   website  at
http://www.sec.gov.

FINANCIAL STATEMENTS

                              THE INSURANCE COMPANY

         The  Travelers  Life and Annuity  Company  (the  "Company")  is a stock insurance company  chartered in 1973 in Connecticut and continuously  engaged in the  insurance  business  since that time.  The Company is licensed to conduct a life  insurance  business in all states,  (except New York) and the  District of
Columbia  and Puerto  Rico.  The  Company's  Home Office is located at One Tower
Square Hartford, Connecticut 06183 and its telephone number is (860) 277-0111.

         The Company is a wholly owned  subsidiary  of The  Travelers  Insurance
Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer,  Global
Corporate,  Global  Investment  Management and Private  Banking,  and Investment
Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner").  An annual statement covering the operations  of the  Company for the  preceding  year,  as well as its  financial conditions as of December 31 of such year,  must be filed with the  Commissioner in a prescribed  format on or before March 1 of each year.  The Company's  books and  assets are  subject to review or  examination  by the  Commissioner  or his agents at all times,  and a full  examination  of its operations is conducted at least once every four years.

         The Company is also subject to the insurance  laws and  regulations  of all other  states in which it is  licensed to operate.  However,  the  insurance departments of each of these states  generally  apply the laws of the home state
(jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE  ACCOUNT.  Fund ABD II meets the  definition of a separate  account under the federal  securities  laws,  and will comply with the provisions of the
1940  Act.  Additionally,  the  operations  of Fund  ABD II are  subject  to the provisions  of  Section  38a-433  of  the  Connecticut  General  Statutes  which authorizes the  Commissioner  to adopt  regulations  under it.  Section  38a-433 contains no  restrictions on the  investments of the Separate  Account,  and the
Commissioner  has  adopted no  regulations  under the  Section  that  affect the
Separate Account.

                              PRINCIPAL UNDERWRITER

         Travelers  Distribution LLC ("TDLLC")  serves as principal  underwriter for Fund ABD II and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Tower Square, Hartford,  Connecticut. TDLLC is affiliated with the Company and Fund ABD II.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

         Under  the  terms  of  the  Distribution  and  Principal   Underwriting
Agreement  among Fund ABD II TDLLC and the Company,  TDLLC acts as agent for the distribution  of the Contracts and as principal  underwriter  for the Contracts.
The Company  reimburses TDLLC for certain sales and overhead expenses  connected with sales functions.

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at
4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency.  A business day is any day the New York Stock Exchange is open.
It is expected  that the Exchange will be closed on Saturdays and Sundays and on the  observed  holidays  of  New  Year's  Day,  Martin  Luther  King,  Jr.  Day,
President's  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving  Day  and  Christmas  Day.  Each  security  traded  on  a  national securities  exchange is valued at the last  reported  sale price on the business day.  If there has been no sale on that day,  then the value of the  security is taken to be the mean  between the  reported bid and asked prices on the business day or on the basis of quotations  received from a reputable broker or any other recognized source.

                                       1

         Any  security  not traded on a  securities  exchange  but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean  between the quoted bid and asked  prices on the business day or on the basis of  quotations  received  from a  reputable  broker or any other recognized source.

         Securities traded on the  over-the-counter-market and listed securities with no reported  sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations  received from a reputable  broker or other recognized source.

         Short-term investments for which a quoted market price is available are valued at market.  Short-term  investments  maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market"
(computing  a market  value based upon  quotations  from  dealers or issuers for securities of a similar type,  quality and maturity.)  "Marking to market" takes into account unrealized  appreciation or depreciation due to changes in interest rates or other  factors  which would  influence  the current fair values of such securities.  Short-term  investments  maturing  in sixty  days or less for which there is no reliable  quoted  market  price are valued at  amortized  cost which approximates market.

THE CONTRACT  VALUE:  The value of an  accumulation  unit on any business day is determined by  multiplying  the value on the  preceding  business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure  the  investment  performance  of a Funding  Option  from one valuation period to the next. The net investment factor for a Funding Option for any  valuation  period is equal to the sum of 1.000000  plus the net  investment rate (the gross  investment rate less any applicable  Funding Option  deductions during the  valuation  period  relating to the mortality and expense risk charge and the administrative  expense charge).  The gross investment rate of a Funding
Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment  income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the Funding Option at the beginning of the valuation period.

         The gross investment rate may be either positive or negative. A Funding
Option's  investment  income includes any  distribution  whose  ex-dividend date occurs during the valuation period.

ACCUMULATION  UNIT VALUE.  The value of the  accumulation  unit for each Funding
Option was initially  established at $1.00. The value of an accumulation unit on any  business  day is  determined  by  multiplying  the  value on the  preceding business day by the net investment  factor for the valuation  period just ended.
The net  investment  factor is calculated for each Funding Option and takes into account  the  investment  performance,  expenses  and the  deduction  of certain expenses.

ANNUITY UNIT VALUE.  The initial  Annuity Unit Value  applicable to each Funding
Option was established at $1.00. An annuity unit value as of any business day is equal to (a) the  value  of the  annuity  unit on the  preceding  business  day, multiplied  by (b) the  corresponding  net  investment  factor for the valuation period just ended,  divided by (c) the  assumed  net  investment  factor for the valuation  period.  (For example,  the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation  Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                             PERFORMANCE INFORMATION

         From  time  to  time,  the  Company  may  advertise  several  types  of historical  performance  for the Funding Options of Fund ABD II. The Company may
advertise  the  "standardized  average  annual  total  returns"  of the  Funding
Options,  calculated  in a manner  prescribed  by the  Securities  and  Exchange
Commission, as well as the "nonstandardized total returns," as described below:

         STANDARDIZED  METHOD.  Quotations  of average  annual total returns are computed  according to a formula in which a hypothetical  initial  investment of
$1,000 is applied to the Funding Option,  and then related to ending  redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding  Option has been in  existence,  if less.  If a Funding
Option has been in existence for less than one year, the "since inception" total return performance  quotations are year-to-date and are not average annual total returns.  These quotations reflect the deduction of all recurring charges during each  period  (on a pro  rata  basis  in the case of  fractional  periods).  The deduction  for the  annual  contract  administrative  charge is  converted  to a percentage of assets based on the actual fee  collected,  divided by the average net assets for contracts sold under the Prospectus to which this SAI relates.

                                       2

         NONSTANDARDIZED   METHOD.   Nonstandardized  "total  returns"  will  be
calculated in a similar manner based on the  performance of the Funding  Options over a period of time, usually for the calendar  year-to-date,  and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract  administrative  charge,  which, if reflected, would decrease the level of performance shown.

         For  Funding  Options  that  were in  existence  prior to the date they became  available  under Fund ABD II, the  nonstandardized  average annual total return  quotations  will reflect the  investment  performance  that such Funding
Options would have achieved  (reduced by the  applicable  charges) had they been held under the Contract for the period quoted.  The total return  quotations are based upon historical earnings and are not necessarily  representative of future performance.

         Average annual total returns for each of the Funding  Options  computed according to the standardized and nonstandardized methods for the periods ending
December 31, 2001, are set forth in the following tables.

                                       3

                                TRAVELERS ACCESS
                     STANDARDIZED PERFORMANCE AS OF 12/31/01

----------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:                                                        1 Year        5 Year       10 Year (or inception)
----------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                                     -24.85%          --          -33.84%          9/18/00
----------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I                                -13.80%          --          -19.67%          9/18/00
----------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                              -14.59%        7.76%           8.48%         12/17/96
----------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio-Class B*                             -18.58%          --          -23.48%           5/1/00
----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                                      -27.14%       10.99%          11.58%         12/16/96
----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets Portfolio                               -10.93%          --           -6.32%          5/15/98
----------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                         7.25%          --            5.19%          5/12/98
----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                     -10.60%          --            1.83%           4/1/98
----------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                                         -7.67%          --            2.35%           4/8/98
----------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                                      -7.93%        8.18%           8.66%         12/16/96
----------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*                                    -13.61%          --           -6.10%          5/18/99
----------------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                                                0.23%          --            9.78%          1/10/97
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation Portfolio - Service
  Class 2*                                                                 --           --          -15.64%           5/1/01
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio - Service Class 2*              -13.71%          --          -12.78%           5/1/00
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2*                          --           --            2.80%           5/1/01
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio - Service Shares*           -17.94%          --           -4.19%           5/1/00
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio - Service Shares*              -38.21%          --          -40.97%           5/1/00
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares*               -23.72%          --          -25.73%           5/1/00
----------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                                         -18.50%        7.35%           7.77%         12/17/96
----------------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                                   -27.24%       -2.03%          -1.49%         12/16/96
----------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                                          -37.09%        6.41%           6.44%         12/16/96
----------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                           -24.75%          --            7.28%          4/30/98
----------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                                 -23.56%          --           -2.59%          5/12/98
----------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares*                     --           --          -14.27%           5/1/01
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares*                          --           --            8.84%           5/1/01
----------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund - Class IB Shares*                               --           --          -19.43%           5/1/01
----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                                   0.46%          --           12.45%          5/22/98
----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                                -5.51%          --            5.37%           4/8/98
----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Small Cap Growth Fund                         -8.54%          --           -5.96%           5/1/00
----------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                           -5.39%          --           11.95%           6/5/97
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio - Class II Shares*                        -4.18%          --            9.02%          9/18/00
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio Class II Shares*                       -21.69%          --          -21.36%         12/18/00
----------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio                                           0.50%          --            1.71%           1/3/97
----------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Administrative Class                        --           --            5.28%           5/1/01
----------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                                    -2.23%          --            6.77%          5/12/98
----------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                                         5.62%        4.64%           4.62%         12/17/96
----------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio - Service Shares*                        -6.26%          --           -5.42%           5/1/00
----------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                              -1.41%          --            8.41%          1/10/97
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                                         2.31%          --            3.54%         2/4/1997
----------------------------------------------------------------------------------------------------------------------------

Certain  funds  offer  multiple  classes of shares.  The  performance  above may reflect the fees and  performance  of another class of the same fund for periods before the current  class  existed.  If the current  class's 12b-1 fee and other expenses were higher, the performance shown would be lower.

 The inception date is the date that the underlying fund commenced operations

                                       4

                             TRAVELERS ACCESS SELECT
                     STANDARDIZED PERFORMANCE AS OF 12/31/01

-------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:                                                        1 Year        5 Year       10 Year (or inception)
-------------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                                     -24.85%          --        -33.84%         9/18/00
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I                                -13.80%          --        -19.67%         9/18/00
-------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                              -14.59%        7.76%         8.48%        12/17/96
-------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio-Class B*                             -18.58%          --        -23.48%          5/1/00
-------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                                      -27.14%       10.99%        11.58%        12/16/96
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets Portfolio                               -10.93%          --         -6.32%         5/15/98
-------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                         7.25%          --          5.19%         5/12/98
-------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                                     -10.60%          --          1.83%          4/1/98
-------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                                         -7.67%          --          2.35%          4/8/98
-------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                                      -7.93%        8.18%         8.66%        12/16/96
-------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*                                    -13.61%          --         -6.10%         5/18/99
-------------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                                                0.23%          --          9.78%         1/10/97
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio - Service Class 2*              -13.71%          --        -12.78%          5/1/00
-------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2*                          --           --          2.80%          5/1/01
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio - Service Shares*           -17.94%          --         -4.19%          5/1/00
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio - Service Shares*              -38.21%          --        -40.97%          5/1/00
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares*               -23.72%          --        -25.73%          5/1/00
-------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                                         -18.50%        7.35%         7.77%        12/17/96
-------------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                                   -27.24%       -2.03%        -1.49%        12/16/96
-------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                                          -37.09%        6.41%         6.44%        12/16/96
-------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                           -24.75%          --          7.28%         4/30/98
-------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares*                     --           --        -14.27%          5/1/01
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund - Class IB Shares*                               --           --        -19.43%          5/1/01
-------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                                   0.46%          --         12.45%         5/22/98
-------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                                -5.51%          --          5.37%          4/8/98
-------------------------------------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Portfolio                                -5.44%          --         -2.06%          5/1/00
-------------------------------------------------------------------------------------------------------------------------
Smith Barney Appreciation Portfolio                                     -5.34%          --          6.45%         6/11/97
-------------------------------------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio                                -6.61%          --          6.83%         5/14/98
-------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio                                    --           --         -9.25%          5/1/01
-------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                           -5.39%          --         11.95%          6/5/97
-------------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio - Class II Shares*                        -4.18%          --          9.02%         9/18/00
-------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth Portfolio Class II Shares*                  -32.63%          --        -32.77%        12/18/00
-------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio                                           0.50%          --          1.71%          1/3/97
-------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Administrative Class                        --           --          5.28%          5/1/01
-------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                                    -2.23%          --          6.77%          5/12/9
-------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                                         5.62%        4.64%         4.62%        12/17/96
-------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio - Service Shares*                        -6.26%          --         -5.42%          5/1/00
-------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                              -1.41%          --          8.41%         1/10/97
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                                         2.31%           --         3.54%          2/4/97
-------------------------------------------------------------------------------------------------------------------------

Certain  funds  offer  multiple  classes of shares.  The  performance  above may reflect the fees and  performance  of another class of the same fund for periods before the current  class  existed.  If the current  class's 12b-1 fee and other expenses were higher, the performance shown would be lower.

 The inception date is the date that the underlying fund commenced operations

                                       5

                                TRAVELERS ACCESS
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/01

----------------------------------------------------------------------------------------------------------
                                                                       Cumulative Returns
----------------------------------------------------------------------------------------------------------
                                                           YTD      1 YR      3YR       5YR      10YR
----------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
----------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                        -24.83%  -24.83%    -6.37%    19.70%       --
----------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I                   -13.79%  -13.79%    -7.03%    48.03%       --
----------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                 -14.57%  -14.57%   -10.15%    45.46%       --
----------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio-Class B*                -18.56%  -18.56%   -12.90%    67.76%       --
----------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                         -27.12%  -27.12%   -15.00%    68.58%   254.13%
----------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets Portfolio                  -10.91%  -10.91%     7.58%       --        --
----------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                            7.27%    7.27%    33.43%       --        --
----------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                        -10.58%  -10.58%    -3.71%    56.28%       --
----------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                            -7.43%   -7.43%    25.62%    37.84%   502.97%
----------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                         -7.91%   -7.91%     2.53%    48.30%       --
----------------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*                       -13.59%  -13.59%    -8.12%    53.33%   197.75%
----------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                                   0.25%    0.25%     6.57%    63.12%       --
----------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation Portfolio -
   Service Class 2*                                       -27.73%  -27.73%       --        --        --
----------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio - Service Class 2* -13.70%  -13.70%    -2.93%    52.19%       --
----------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2*          -4.87%   -4.87%    46.77%       --        --
----------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio -              -17.92%  -17.92%       --        --        --
Service Shares*
----------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio - Service Shares* -38.20%  -38.20%       --        --        --
----------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio - Service Shares*  -23.70%  -23.70%     2.50%    56.97%       --
----------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                            -18.49%  -18.49%   -12.33%    42.68%       --
----------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                      -27.22%  -27.22%   -23.72%    -9.67%       --
----------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                             -37.08%  -37.08%   -13.60%    36.54%       --
----------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                              -24.74%  -24.74%    31.42%       --        --
----------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                    -23.54%  -23.54%   -13.17%       --        --
----------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares*    -21.19%  -21.19%    10.92%       --        --
----------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares*          17.86%   17.86%       --        --        --
----------------------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund - Class IB Shares*              -30.50%  -30.50%       --        --        --
----------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                      0.48%    0.48%    41.06%       --        --
----------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                   -5.49%   -5.49%    18.26%       --        --
----------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Small Cap Growth Fund            -8.52%   -8.52%       --        --        --
----------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio              -5.37%   -5.37%    21.78%       --        --
----------------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio - Class II Shares*           -4.16%   -4.16%       --        --        --
----------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio Class II Shares*          -21.68%  -21.68%   -18.18%    29.95%   134.52%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------
            Average Annual Returns                Calendar Year Returns
----------------------------------------------------------------------------
  3YR      5YR     10YR        Inception         2000      1999     1998
----------------------------------------------------------------------------

----------------------------------------------------------------------------
  -2.17%    3.66%     --      4.28%  10/10/95    -11.64%   40.98%    15.59%
----------------------------------------------------------------------------
  -2.40%    8.16%     --     11.82%    5/5/93    -15.83%   28.11%    30.53%
----------------------------------------------------------------------------
  -3.50%    7.78%     --     13.41%   6/20/94    -19.36%   30.42%    27.23%
----------------------------------------------------------------------------
  -4.50%   10.90%     --     14.01%   6/26/92    -17.93%   30.32%    45.92%
----------------------------------------------------------------------------
  -5.27%   11.00%  13.47%     9.01%   5/16/83    -22.96%   51.40%    59.47%
----------------------------------------------------------------------------
   2.46%      --      --     -2.87%  12/31/97    -32.50%   78.90%   -17.28%
----------------------------------------------------------------------------
  10.08%      --      --      5.20%    5/6/98     29.52%   -3.97%       --
----------------------------------------------------------------------------
  -1.25%    9.33%     --     12.20%    4/5/93     -2.03%    9.91%    28.50%
----------------------------------------------------------------------------
   7.89%    6.62%  19.66%    27.49%   8/31/90     11.75%   21.44%    -4.70%
-----------------------------------------------------------------------
   0.84%    8.20%     --      9.81%   8/30/96      7.62%    3.46%    10.85%
-----------------------------------------------------------------------
  -2.78%    8.92%  11.52%    12.47%  11/30/91    -10.58%   18.91%    26.81%
----------------------------------------------------------------------------
   2.14%   10.28%     --     11.96%   8/30/96      2.33%    3.88%    16.25%
----------------------------------------------------------------------------

     --       --      --    -31.59%   9/26/00        --       --        --
----------------------------------------------------------------------------
  -0.98%    8.76%     --     14.03%    1/3/95     -8.12%   22.42%    28.13%
----------------------------------------------------------------------------
  13.63%      --      --     14.53%  12/29/98      5.04%   46.88%       --
----------------------------------------------------------------------------
     --       --      --    -13.45%   1/18/00        --       --        --

----------------------------------------------------------------------------
     --       --      --    -37.30%   1/18/00        --       --        --
----------------------------------------------------------------------------
   0.83%    9.43%     --     14.05%   9/13/93    -17.15%   62.16%    27.13%
----------------------------------------------------------------------------
  -4.29%    7.36%     --      9.31%   8/30/96    -15.66%   27.53%    33.69%
----------------------------------------------------------------------------
  -8.62%   -2.01%     --     -0.60%    8/1/96    -12.67%   20.02%    11.06%
----------------------------------------------------------------------------
  -4.75%    6.42%     --      7.07%   8/30/96    -21.24%   74.33%    32.42%
----------------------------------------------------------------------------
   9.53%      --      --      7.35%   3/23/98      7.85%   61.91%       --
----------------------------------------------------------------------------
  -4.59%      --      --     -2.50%   3/23/98     -6.89%   21.96%       --
----------------------------------------------------------------------------
   3.51%      --      --      8.18%    1/2/97    -10.86%   57.88%    16.82%
----------------------------------------------------------------------------
     --       --      --     15.83%   4/30/99     22.74%      --        --
----------------------------------------------------------------------------
     --       --      --    -42.63%   9/28/00        --       --        --
----------------------------------------------------------------------------
  12.14%      --      --     13.70%   2/17/98     16.61%   20.39%       --
----------------------------------------------------------------------------
   5.74%      --      --      6.84%   2/17/98     13.65%   10.10%       --
----------------------------------------------------------------------------
     --       --      --     11.97%   11/1/99     15.12%      --        --
----------------------------------------------------------------------------
   6.78%      --      --     14.04%    4/1/97     15.00%   11.90%    15.30%
----------------------------------------------------------------------------
     --       --      --      5.24%    5/1/99     27.78%      --        --
----------------------------------------------------------------------------
  -6.46%    5.38%   8.89%     8.24%    4/7/86    -15.82%   24.11%    23.23%
----------------------------------------------------------------------------

                                       6

                                TRAVELERS ACCESS
     NONSTANDARDIZED PERFORMANCE AS OF 12/31/01 (CONT'D FROM PREVIOUS PAGE)

--------------------------------------------------------------------------------------------------------
                                                                      Cumulative Returns
--------------------------------------------------------------------------------------------------------
                                                           YTD     1 YR      3YR       5YR      10YR
--------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
--------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio                              0.52%   0.52%    -7.44%     8.81%       --
--------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Administrative Class         7.31%   7.31%    14.33%       --        --
--------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                       -2.21%  -2.21%    27.02%       --        --
--------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                            5.64%   5.64%    11.08%    25.55%       --
--------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
--------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio - Service Shares*           -6.24%  -6.24%    14.00%    81.76%       --
--------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                 -1.39%  -1.39%    14.79%    51.11%       --
--------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
--------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                            2.33%   2.33%    10.94%    19.06%    30.71%
--------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio - 7 Day Yield              0.05%   This yield quotation more closely reflects
                                                                    the current earnings of this fund.
--------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
             Average Annual Returns                Calendar Year Returns
-----------------------------------------------------------------------------
   3YR      5YR     10YR        Inception         2000      1999     1998
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
   -2.54%    1.70%     --      2.91%   8/30/96     -9.42%    1.66%     3.25%
-----------------------------------------------------------------------------
    4.56%      --      --      5.20%  12/31/97      8.66%   -1.96%     7.13%
-----------------------------------------------------------------------------
    8.29%      --      --      6.74%    5/1/98     10.96%   17.05%       --
-----------------------------------------------------------------------------
    3.56%    4.65%     --      4.94%   8/30/96      5.49%   -0.32%     6.98%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
    4.46%   12.69%     --     12.81%   9/13/93     -2.73%   25.00%    32.42%
-----------------------------------------------------------------------------
    4.70%    8.60%     --     10.11%   6/20/94     15.03%    1.21%    10.10%
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
    3.52%    3.55%   2.71%     3.61%  12/31/87      4.73%    3.52%     3.59%
-----------------------------------------------------------------------------

The inception date is the date that the underlying fund commenced operations

 *These  funds  offer  multiple  classes of shares.  The  performance  above may reflect the fees and  performance  of another class of the same fund for periods before the current  class  existed.  If the current  class's 12b-1 fee and other expenses  were higher,  the  performance  shown would be lower.  They may not be available in every jurisdiction.

                                       7

                             TRAVELERS ACCESS SELECT
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/01

------------------------------------------------------------------------------------------------------------
                                                                       Cumulative Returns
------------------------------------------------------------------------------------------------------------
                                                          YTD       1 YR       3YR       5YR      10YR
------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Portfolio                        -24.83%   -24.83%    -6.37%    19.70%       --
------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund - Series I                   -13.79%   -13.79%    -7.03%    48.03%       --
------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                 -14.57%   -14.57%   -10.15%    45.46%       --
------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Portfolio-Class B*                -18.56%   -18.56%   -12.90%    67.76%       --
------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                         -27.12%   -27.12%   -15.00%    68.58%   254.13%
------------------------------------------------------------------------------------------------------------
Credit Suisse Emerging Markets Portfolio                  -10.91%   -10.91%     7.58%       --        --
------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                            7.27%     7.27%    33.43%       --        --
------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio                        -10.58%   -10.58%    -3.71%    56.28%       --
------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio                            -7.43%    -7.43%    25.62%    37.84%   502.97%
------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                         -7.91%    -7.91%     2.53%    48.30%       --
------------------------------------------------------------------------------------------------------------
Equity Index Portfolio - Class  II*                       -13.59%   a          -8.12%    53.33%   197.75%
------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                                   0.25%     0.25%     6.57%    63.12%       --
------------------------------------------------------------------------------------------------------------
Fidelity VIP Dynamic Capital Appreciation Portfolio -
   Service Class 2*                                       -27.73%   -27.73%       --        --        --
------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio - Service Class 2* -13.70%   -13.70%    -2.93%    52.19%       --
------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio - Service Class 2*          -4.87%    -4.87%    46.77%       --        --
------------------------------------------------------------------------------------------------------------
Janus Aspen Global Life Sciences Portfolio -              -17.92%   -17.92%       --        --        --
Service Shares*
------------------------------------------------------------------------------------------------------------
Janus Aspen Global Technology Portfolio -                 -38.20%   -38.20%       --        --        --
Service Shares*
------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio -                  -23.70%   -23.70%     2.50%    56.97%       --
Service Shares*
------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                            -18.49%   -18.49%   -12.33%    42.68%       --
------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                      -27.22%   -27.22%   -23.72%    -9.67%       --
------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                             -37.08%   -37.08%   -13.60%    36.54%       --
------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                              -24.74%   -24.74%    31.42%       --        --
------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                    -23.54%   -23.54%   -13.17%       --        --
------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund - Class IB Shares*    -21.19%   -21.19%    10.92%       --        --
------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund - Class IB Shares*          17.86%    17.86%       --        --        --
------------------------------------------------------------------------------------------------------------
Putnam VT Voyager II Fund - Class IB Shares*              -30.50%   -30.50%       --        --        --
------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Capital Fund                      0.48%     0.48%    41.06%       --        --
------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Investors Fund                   -5.49%    -5.49%    18.26%       --        --
------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable Small Cap Growth Fund            -8.52%    -8.52%       --        --        --
------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio - Class II Shares*           -4.16%    -4.16%       --        --        --
------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio - Class II Shares*           -4.16%    -4.16%       --        --        --
------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio Class II Shares*          -21.68%   -21.68%   -18.18%    29.95%   134.52%
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------
          Average Annual Returns                Calendar Year Returns
--------------------------------------------------------------------------
 3YR      5YR      10YR       Inception        2000      1999      1998
--------------------------------------------------------------------------

--------------------------------------------------------------------------
 -2.17%    3.66%      --     4.28% 10/10/95   -11.64%     40.98%   15.59%
--------------------------------------------------------------------------
 -2.40%    8.16%      --    11.82%   5/5/93   -15.83%     28.11%   30.53%
--------------------------------------------------------------------------
 -3.50%    7.78%      --    13.41%  6/20/94   -19.36%     30.42%   27.23%
--------------------------------------------------------------------------
 -4.50%   10.90%      --    14.01%  6/26/92   -17.93%     30.32%   45.92%
--------------------------------------------------------------------------
 -5.27%   11.00%   13.47%    9.01%  5/16/83   -22.96%     51.40%   59.47%
--------------------------------------------------------------------------
  2.46%      --       --    -2.87% 12/31/97   -32.50%     78.90%  -17.28%
--------------------------------------------------------------------------
 10.08%      --       --     5.20%   5/6/98    29.52%     -3.97%      --
--------------------------------------------------------------------------
 -1.25%    9.33%      --    12.20%   4/5/93    -2.03%      9.91%   28.50%
--------------------------------------------------------------------------
  7.89%    6.62%   19.66%   27.49%  8/31/90    11.75%     21.44%   -4.70%
--------------------------------------------------------------------------
  0.84%    8.20%      --     9.81%  8/30/96     7.62%      3.46%   10.85%
--------------------------------------------------------------------------
 -2.78%    8.92%   11.52%   12.47% 11/30/91   -10.58%     18.91%   26.81%
--------------------------------------------------------------------------
  2.14%   10.28%      --    11.96%  8/30/96     2.33%      3.88%   16.25%
--------------------------------------------------------------------------

    --       --       --   -31.59%  9/26/00       --         --       --
--------------------------------------------------------------------------
 -0.98%    8.76%      --    14.03%   1/3/95    -8.12%     22.42%   28.13%
-------------------------------------------------------------------------
 13.63%      --       --    14.53% 12/29/98     5.04%     46.88%      --
--------------------------------------------------------------------------
    --       --       --   -13.45%  1/18/00       --         --       --

--------------------------------------------------------------------------
    --       --       --   -37.30%  1/18/00       --         --       --

--------------------------------------------------------------------------
  0.83%    9.43%      --    14.05%  9/13/93   -17.15%     62.16%   27.13%

--------------------------------------------------------------------------
 -4.29%    7.36%      --     9.31%  8/30/96   -15.66%     27.53%   33.69%
--------------------------------------------------------------------------
 -8.62%   -2.01%      --    -0.60%   8/1/96   -12.67%     20.02%   11.06%
--------------------------------------------------------------------------
 -4.75%    6.42%      --     7.07%  8/30/96   -21.24%     74.33%   32.42%
--------------------------------------------------------------------------
  9.53%      --       --     7.35%  3/23/98     7.85%     61.91%      --
--------------------------------------------------------------------------
 -4.59%      --       --    -2.50%  3/23/98    -6.89%     21.96%      --
--------------------------------------------------------------------------
  3.51%      --       --     8.18%   1/2/97   -10.86%     57.88%   16.82%
--------------------------------------------------------------------------
    --       --       --    15.83%  4/30/99    22.74%        --       --
--------------------------------------------------------------------------
    --       --       --   -42.63%  9/28/00       --         --       --
--------------------------------------------------------------------------
 12.14%      --       --    13.70%  2/17/98    16.61%     20.39%      --
--------------------------------------------------------------------------
  5.74%      --       --     6.84%  2/17/98    13.65%     10.10%      --
--------------------------------------------------------------------------
    --       --       --    11.97%  11/1/99    15.12%        --       --
--------------------------------------------------------------------------
    --       --       --     5.24%   5/1/99    27.78%        --       --
--------------------------------------------------------------------------
    --       --       --     5.24%   5/1/99    27.78%        --       --
--------------------------------------------------------------------------
 -6.46%    5.38%    8.89%    8.24%   4/7/86   -15.82%     24.11%   23.23%
--------------------------------------------------------------------------

                                       8

                             TRAVELERS ACCESS SELECT
                   NONSTANDARDIZED PERFORMANCE AS OF 12/31/01

----------------------------------------------------------------------------------------------------------
                                                                       Cumulative Returns
----------------------------------------------------------------------------------------------------------
                                                          YTD       1 YR       3YR       5YR      10YR
----------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
----------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio                              0.52%     0.52%    -7.44%     8.81%     --
----------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                       -2.21%    -2.21%    27.02%       --      --
----------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                            5.64%     5.64%    11.08%    25.55%     --
----------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
----------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio - Service Shares*           -6.24%    -6.24%    14.00%    81.76%     --
----------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                 -1.39%    -1.39%    14.79%    51.11%     --
----------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
----------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio - 7 Day Yield              0.05%   This yield quotation more closely reflects
                                                                    the current earnings of this fund.
----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------
            Average Annual Returns                Calendar Year Returns
---------------------------------------------------------------------------
   3YR      5YR      10YR       Inception        2000      1999      1998
---------------------------------------------------------------------------

---------------------------------------------------------------------------
   -2.54%    1.70%      --     2.91%  8/30/96    -9.42%      1.66%    3.25%
---------------------------------------------------------------------------
    8.29%        -      --     6.74%   5/1/98    10.96%     17.05%      --
---------------------------------------------------------------------------
    3.56%    4.65%      --     4.94%  8/30/96     5.49%     -0.32%    6.98%
---------------------------------------------------------------------------

---------------------------------------------------------------------------
    4.46%   12.69%      --    12.81%  9/13/93    -2.73%     25.00%   32.42%
---------------------------------------------------------------------------
    4.70%    8.60%      --    10.11%  6/20/94    15.03%      1.21%   10.10%
---------------------------------------------------------------------------

---------------------------------------------------------------------------

The inception date is the date that the underlying fund commenced operations.

*These funds offer multiple classes of shares. The performance above may reflect the fees and  performance  of another class of the same fund for periods  before the current class existed.  If the current  class's 12b-1 fee and other expenses were higher,  the performance shown would be lower. They may not be available in every jurisdiction.

                                       9

                           FEDERAL TAX CONSIDERATIONS

         The following  description of the federal income tax consequences under this  Contract is not  exhaustive  and is not intended to cover all  situations.
Because of the complexity of the law and the fact that the tax results will vary according to the factual  status of the individual  involved,  tax advice may be needed  by a person  contemplating  purchase  of an  annuity  contract  and by a contract  owner or  beneficiary  who may make  elections  under a contract.  For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

         Federal tax law requires  that minimum  annual  distributions  begin by
April 1st of the calendar  year  following the later of calendar year in which a participant under a qualified plan, or a Section 403(b) annuity,  attains age 70
1/2 or retires.  Minimum annual  distributions  under an IRA must begin by April
1st of the calendar year in which the contract  owner attains 70 1/2  regardless of when  he or she  retires.  Distributions  must  also  begin  or be  continued
according to the minimum  distribution  rules under the Code following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

         Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases  in the value of the contract are  generally  deferred  from tax until distribution.  Generally,  if an  annuity  contract  is owned  by other  than an individual  (or an entity such as a trust or other  "look-through"  entity which owns for an  individuals's  benefit),  the owner  will be taxed each year on the increase  in the  value of the  contract.  An  exception  applies  for  purchase payments made before March 1, 1986.

         If two or more annuity  contracts are  purchased  from the same insurer within  the same  calendar  year,  distributions  from any of them will be taxed based  upon the  amount  of income in all of the same  calendar  year  series of annuities.  This will  generally  have the  effect of  causing  taxes to be paid sooner on the deferred gain in the contracts.

         Those  receiving  partial  distributions  made before the maturity date will generally be taxed on an income-first  basis to the extent of income in the contract.  If you are  exchanging  another  annuity  contract for this  annuity, certain  pre-August  14, 1982 deposits  into an annuity  contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability.  This  information on deposits  must be provided to the Company by the other  insurance  company at the time of the  exchange.  There is income  in the  contract  generally  to the extent the cash value exceeds the investment in the contract.  The investment in the  contract is equal to the amount of premiums  paid less any amount  received previously  which was  excludable  from gross  income.  Any  direct or  indirect borrowing  against the value of the  contract  or  pledging  of the  contract as security for a loan will be treated as a cash distribution under the tax law.

         In order to be treated as an annuity  contract  for federal  income tax purposes,  Section  72(s) of the Code  requires  any  non-qualified  contract to contain certain provisions  specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically,
Section  72(s)  requires  that (a) if an  owner  dies on or  after  the  annuity starting  date,  but prior to the time the entire  interest in the  contract has been  distributed,  the entire  interest in the contract will be  distributed at least as rapidly as under the method of  distribution  being used as of the date of such owner's death;  and (b) if any owner dies prior to the annuity  starting date, the entire interest in the contract will be distributed  within five years after the date of such owner's  death.  These  requirements  will be  considered satisfied  as to any portion of an owner's  interest  which is payable to or for the benefit of a designated  beneficiary and which is distributed  over the life of such  designated  beneficiary or over a period not extending  beyond the life expectancy of that beneficiary,  provided that such  distributions  begin within one year of the owner's death.  The designated  beneficiary  refers to a natural person  designated  by the owner as a beneficiary  and to whom  ownership of the contract passes by reason of death.  However,  if the designated  beneficiary is the surviving  spouse of the deceased owner,  the contract may be continued with the surviving  spouse as the new owner.  Contracts will be  administered  by the
Company in accordance  with these rules and the Company will make a notification when payments should be commenced.  Special values apply regarding  distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

                                       10

INDIVIDUAL RETIREMENT ANNUITIES

         To the  extent  of earned  income  for the year and not  exceeding  the applicable  limit  for the  taxable  year,  an  individual  may make  deductible contributions  to an individual  retirement  annuity (IRA). The applicable limit
($2,000 per year prior to 2002) has been  increased by the  Economic  Growth and
Tax  Relief  Reconciliation  Act of 2001  ("EGTRRA").  The limit is  $3,000  for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007,  and $5,000 for
2008, and will be indexed for inflation in years  subsequent to 2008.  There are certain  limits on the  deductible  amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan.
If an  individual  is married and the spouse does not have  earned  income,  the individual may establish IRAs for the individual and spouse.  Purchase  payments may then be made  annually  into IRAs for both spouses in the maximum  amount of
100% of earned  income up to a combined  limit  based on the  individual  limits outlined above.

         The Code  provides for the purchase of a  Simplified  Employee  Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer  contribution limit of up to $40,000 for each  participant.  The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general  applicability whether a death benefit provision such as the optional  enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

         Effective January 1, 1997,  employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary  reduction  contributions to an IRA based on a percentage of compensation of up to the applicable  limit for the taxable year.  The  applicable  limit was increased  under EGTRRA.  The  applicable  limit was  increased  under EGTRRA to
$7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for  inflation  for years after 2005.  (Alternatively,  the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer  must either make a matching  contribution  or a nonelective  contribution  based on the  prescribed  formulas  for all  eligible employees.  Early  withdrawals are subject to the 10% early  withdrawal  penalty generally  applicable  to IRAs,  except that an early  withdrawal by an employee under a SIMPLE plan IRA, within the first two years of  participation,  shall be subject to a 25% early withdrawal tax.

ROTH IRAS

         Effective  January 1, 1998,  Section 408A of the Code  permits  certain individuals to contribute to a Roth IRA.  Eligibility to make  contributions  is based upon income, and the applicable limits vary based on marital status and/or whether  the  contribution  is a rollover  contribution  from  another IRA or an annual  contribution.  Contributions to a Roth IRA, which are subject to certain limitations  (similar to the annual limits for the traditional  IRA's),  are not deductible  and must be made in cash or as a rollover or transfer  from  another
Roth IRA or other IRA. A conversion of a "traditional"  IRA to a Roth IRA may be subject to tax and other special rules apply.  You should  consult a tax adviser before  combining  any  converted  amounts  with other  Roth IRA  contributions, including any other conversion amounts from other tax years.

         Qualified  distributions  from a Roth  IRA are  tax-free.  A  qualified distribution  requires that the Roth IRA has been held for at least 5 years, and the  distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount  ($10,000) for a qualified  first time home purchase for the owner or certain  relatives.  Income tax and a 10%  penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain  exceptions) or (2)
during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

         Under a qualified  pension or  profit-sharing  plan,  purchase payments made by an employer are not currently  taxable to the  participant and increases in the value of a contract  are not  subject to  taxation  until  received  by a participant or beneficiary.

         Distributions  are generally  taxable to the participant or beneficiary as ordinary income in the year of receipt.  Any distribution  that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable.  Under a qualified  plan, the investment in the contract may be zero.

                                       11

         The annual limits that apply to the amounts that may be  contributed to a defined  contribution  plan each year were  increased  by EGTRRA.  The maximum total annual limit was increased from $35,000 to $40,000.  The limit on employee salary  reduction  deferrals  (commonly  referred to as "401(k)  contributions")
increase  on a graduated  basis;  $11,000 in 2002,  $12,000 in 2003,  $13,000 in
2004,  $14,000 in 2005 and  $15,000 in 2005.  The $15,000  annual  limit will be indexed for inflation after 2005.

SECTION 403(B) PLANS

         Under Code section  403(b),  payments made by public school systems and certain  tax  exempt  organizations  to  purchase  annuity  contracts  for their employees  are  excludable  from the gross  income of the  employee,  subject to certain  limitations.  However,  these  payments  may be subject to FICA (Social
Security)  taxes. A qualified  contract issued as a tax-sheltered  annuity under section  403(b) will be amended as necessary to conform to the  requirements  of the Code.  The annual  limits  under Code  Section  403(b) for  employee  salary reduction  deferrals  are  increased  under the same rules  applicable to 401(k)
plans ($11,000 in 2002, etc.)

         Code section 403(b)(11)  restricts this distribution under Code section
403(b) annuity contracts of: (1) elective  contributions made in years beginning after December 31, 1998; (2) earnings on those  contributions;  and (3) earnings in such years on amounts held as of the last year  beginning  before  January 1,
1989.  Distribution  of those amounts may only occur upon death of the employee, attainment  of age 59 1/2,  separation  from service,  disability,  or financial hardship. In addition,  income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

         The  portion  of  a  distribution,  which  is  taxable  income  to  the recipient, will be subject to federal income tax withholding as follows:

1.    ELIGIBLE ROLLOVER  DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS,
      FROM  QUALIFIED  PENSION  AND  PROFIT-SHARING  PLANS,  OR FROM  457  PLANS
      SPONSORED BY GOVERNMENTAL ENTITIES

      There is a mandatory 20% tax withholding for plan  distributions  that are eligible  for  rollover  to an  IRA  or to  another  qualified  retirement  plan
(including  a 457 plan  sponsored  by a  governmental  entity)  but that are not directly  rolled  over.  A  distribution  made  directly  to  a  participant  or beneficiary may avoid this result if:

      (a)  a periodic  settlement  distribution  is elected based upon a life or life expectancy calculation, or

      (b)  a term-for-years  settlement  distribution is elected for a period of ten years or more, payable at least annually, or

      (c)  a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2or as otherwise  required by law, or

      (d)  the distribution is a hardship distribution.

         A distribution  including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover.  The 20% withholding may be recovered when the  participant or beneficiary  files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds,  except to  the  extent  that  the  participant  or  spousal  beneficiary  is  otherwise underwithheld or short on estimated taxes for that year.

2.    OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

         To the extent not  described as requiring 20%  withholding  in 1 above, the portion of a non-periodic  distribution,  which constitutes  taxable income,
will  be  subject  to  federal   income  tax   withholding,   if  the  aggregate
distributions  exceed $200 for the year, unless the recipient elects not to have taxes  withheld.  If no such election is made,  10% of the taxable  distribution will be withheld as federal  income tax.  Election forms will be provided at the time  distributions  are  requested.  This form of  withholding  applies  to all annuity programs.

                                       12

3.  PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
    YEAR)

         The  portion  of a periodic  distribution,  which  constitutes  taxable income,  will be  subject  to  federal  income  tax  withholding  under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient  may elect not to have income  taxes  withheld  or have  income  taxes withheld at a different rate by providing a completed  election  form.  Election forms will be provided at the time  distributions  are  requested.  This form of withholding applies to all annuity programs.  As of January 1, 2002, a recipient receiving  periodic payments (e.g.,  monthly or annual payments under an annuity option)  which total  $15,360 or less per year,  will  generally  be exempt from periodic withholding.

         Recipients  who  elect  not to have  withholding  made are  liable  for payment of federal income tax on the taxable  portion of the  distribution.  All recipients  may also be subject to  penalties  under the  estimated  tax payment rules if withholding  and estimated tax payments are not sufficient to cover tax liabilities.

         Recipients  who do not  provide  a  social  security  number  or  other
taxpayer   identification   number  will  not  be  permitted  to  elect  out  of
withholding. Additionally, U.S citizens residing outside of the country, or U.S.
legal  residents  temporarily  residing  outside  the  country,  are  subject to different withholding rules and cannot elect out of withholding.

                             INDEPENDENT ACCOUNTANTS

         KPMG LLP, One Financial Plaza,  Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

         The  financial  statements  and  schedules  of The  Travelers  Life and
Annuity  Company as of December 31, 2001 and 2000,  and for each of the years in the  three-year  period  ended  December  31,  2001,  included  herein,  and the financial  statements of The Travelers Fund ABD II for Variable  Annuities as of
December 31,  2001,  and for the years ended  December  31, 2001 and 2000,  also included  herein,  have been  included in reliance upon the reports of KPMG LLP, independent  certified public accountants,  appearing elsewhere herein, and upon the  authority of said firm as experts in  accounting  and  auditing.  The audit reports covering the December 31, 2001 financial statements and schedules of The
Travelers Life and Annuity Company refer to changes in accounting for derivative instruments and hedging activities and for securitized financial assets.

                                       13

                       STATEMENT OF ADDITIONAL INFORMATION

                       FUND ABD II FOR VARIABLE ANNUITIES
                           (ACCESS AND ACCESS SELECT)

                      Individual Variable Annuity Contract
                                    issued by

                     The Travelers Life and Annuity Company
                                One Tower Square
                           Hartford, Connecticut 06183

L-21195S                                                                May 2002

ANNUAL REPORT
DECEMBER 31, 2001

               THE TRAVELERS FUND ABD II
               FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT  06183

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

                                  CAPITAL APPRECIATION   MONEY MARKET                           PREMIER GROWTH
                                         FUND              PORTFOLIO    AIM V.I. VALUE FUND   PORTFOLIO - CLASS B
                                  --------------------   ------------   -------------------   -------------------
ASSETS:
   Investments at market value:        $93,511,173        $69,545,175       $2,995,833            $12,356,533

   Receivables:
    Dividends .................                 --             34,903               --                     --
   Other assets ...............                 --                 --               --                     --
                                       -----------        -----------       ----------            -----------

     Total Assets .............        $93,511,173        $69,580,078       $2,995,833            $12,356,533
                                       -----------        -----------       ----------            -----------

LIABILITIES:
   Payables:
    Insurance charges .........              9,770              6,290              314                  1,287
    Administrative fees .......              1,171                754               37                    154
                                       -----------        -----------       ----------            -----------

     Total Liabilities ........             10,941              7,044              351                  1,441
                                       -----------        -----------       ----------            -----------

NET ASSETS:                            $93,500,232        $69,573,034       $2,995,482            $12,355,092
                                       ===========        ===========       ==========            ===========

                        See Notes to Financial Statements

                                      -1-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                  CREDIT SUISSE TRUST                 DREYFUS APPRECIATION
                                   EMERGING MARKETS                        PORTFOLIO -       SMALL CAP PORTFOLIO-
                                       PORTFOLIO        REIT SERIES      INITIAL CLASS          INITIAL CLASS
                                  -------------------   -----------   --------------------   --------------------
ASSETS:
   Investments at market value:       $3,666,685         $3,509,382        $12,824,329           $20,964,729

   Receivables:
    Dividends .................               --                 --                 --                    --
   Other assets ...............               --                 --                 --                    --
                                      ----------         ----------        -----------           -----------

     Total Assets .............        3,666,685          3,509,382         12,824,329            20,964,729
                                      ----------         ----------        -----------           -----------

LIABILITIES:
   Payables:
    Insurance charges .........              434                362              1,338                 2,213
    Administrative fees .......               52                 43                160                   265
                                      ----------         ----------        -----------           -----------

     Total Liabilities ........              486                405              1,498                 2,478
                                      ----------         ----------        -----------           -----------

NET ASSETS:                           $3,666,199         $3,508,977        $12,822,831           $20,962,251
                                      ==========         ==========        ===========           ===========

                        See Notes to Financial Statements

                                      -2-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                December 31, 2001

                                                                                                                      GLOBAL LIFE
                                                                                                                        SCIENCES
                         DIVERSIFIED STRATEGIC   EQUITY INDEX PORTFOLIO   FUNDAMENTAL VALUE   BALANCED PORTFOLIO -     PORTFOLIO -
APPRECIATION PORTFOLIO     INCOME PORTFOLIO       - CLASS II SHARES           PORTFOLIO          SERVICE SHARES      SERVICE SHARES
----------------------   ---------------------   ----------------------   -----------------   --------------------   --------------
     $35,782,496              $27,529,492            $14,018,594             $23,513,829          $13,095,424          $3,069,706

              --                       --                     --                      --                   --                  --
              --                       --                     --                      --                   --                  --
     -----------              -----------            -----------             -----------          -----------          ----------

      35,782,496               27,529,492             14,018,594              23,513,829           13,095,424           3,069,706
     -----------              -----------            -----------             -----------          -----------          ----------

           3,699                    2,820                  1,462                   2,437                1,371                 319
             444                      338                    175                     292                  162                  38
     -----------              -----------            -----------             -----------          -----------          ----------

           4,143                    3,158                  1,637                   2,729                1,533                 357
     -----------              -----------            -----------             -----------          -----------          ----------

     $35,778,353              $27,526,334            $14,016,957             $23,511,100          $13,093,891          $3,069,349
     ===========              ===========            ===========             ===========          ===========          ==========

                        See Notes to Financial Statements

                                      -3-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                  GLOBAL TECHNOLOGY      STRATEGIC VALUE     CAPITAL APPRECIATION     WORLDWIDE GROWTH
                                 PORTFOLIO - SERVICE   PORTFOLIO - SERVICE   PORTFOLIO - SERVICE    PORTFOLIO - SERVICE
                                       SHARES                SHARES                 SHARES                 SHARES
                                 -------------------   -------------------   --------------------   -------------------
ASSETS:
  Investments at market value:       $3,827,040             $1,123,833            $2,703,483            $15,711,845

  Receivables:
    Dividends ................               --                     --                    --                     --
  Other assets ...............               --                     --                    --                     --
                                     ----------             ----------            ----------            -----------

      Total Assets ...........        3,827,040              1,123,833             2,703,483             15,711,845
                                     ----------             ----------            ----------            -----------

LIABILITIES:
  Payables:
    Insurance charges ........              400                    119                   293                  1,762
    Administrative fees ......               48                     13                    34                    208
                                     ----------             ----------            ----------            -----------

      Total Liabilities ......              448                    132                   327                  1,970
                                     ----------             ----------            ----------            -----------

NET ASSETS:                          $3,826,592             $1,123,701            $2,703,156            $15,709,875
                                     ==========             ==========            ==========            ===========

                        See Notes to Financial Statements

                                      -4-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                          PUTNAM VT
                    INTERNATIONAL GROWTH     PUTNAM VT SMALL CAP    PUTNAM VT VOYAGER
TOTAL RETURN BOND      FUND - CLASS IB     VALUE FUND - CLASS IB   II FUND - CLASS IB
   PORTFOLIO               SHARES               SHARES                   SHARES         CAPITAL FUND   HIGH YIELD BOND FUND
-----------------   --------------------   ---------------------   ------------------   ------------   --------------------

   $5,728,447              $878,132              $919,178               $130,282         $21,774,299        $4,826,233

           --                    --                    --                     --                  --                --
           --                    --                    --                     --                 593                --
   ----------              --------              --------               --------         -----------        ----------

    5,728,447               878,132               919,178                130,282          21,774,892         4,826,233
   ----------              --------              --------               --------         -----------        ----------

          586                   360                    96                     13               2,318               503
           70                    43                    11                      2                 268                59
   ----------              --------              --------               --------         -----------        ----------

          656                   403                   107                     15               2,586               562
   ----------              --------              --------               --------         -----------        ----------

   $5,727,791              $877,729              $919,071               $130,267         $21,772,306        $4,825,671
   ==========              ========              ========               ========         ===========        ==========

                        See Notes to Financial Statements

                                      -5-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                  SMALL CAP GROWTH                         CONVERTIBLE BOND
                                 INVESTORS FUND        FUND          STRATEGIC BOND FUND       PORTFOLIO
                                 --------------   ----------------   -------------------   ----------------
ASSETS:
  Investments at market value:     $25,501,042       $5,361,011          $10,152,970         $16,849,671

  Receivables:
    Dividends ................              --               --                   --                  --
  Other assets ...............              --               --                   --                  --
                                   -----------       ----------          -----------         -----------

      Total Assets ...........      25,501,042        5,361,011           10,152,970          16,849,671
                                   -----------       ----------          -----------         -----------

LIABILITIES:
  Payables:
    Insurance charges ........           2,660              610                1,066               1,738
    Administrative fees ......             316               71                  125                 208
                                   -----------       ----------          -----------         -----------

      Total Liabilities ......           2,976              681                1,191               1,946
                                   -----------       ----------          -----------         -----------

NET ASSETS:                        $25,498,066       $5,360,330          $10,151,779         $16,847,725
                                   ===========       ==========          ===========         ===========

                        See Notes to Financial Statements

                                      -6-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

DISCIPLINED MID CAP   EQUITY INCOME   FEDERATED HIGH YIELD   FEDERATED STOCK                         LAZARD INTERNATIONAL
 STOCK PORTFOLIO        PORTFOLIO         PORTFOLIO             PORTFOLIO      LARGE CAP PORTFOLIO     STOCK PORTFOLIO
-------------------   -------------   --------------------   ---------------   -------------------   --------------------

   $ 14,344,369        $ 58,957,707      $ 20,469,024         $ 19,533,909         $ 47,599,745          $ 28,926,152

             --                  --                --                   --                   --                    --
             --                  --                --                   --                   --                    --
   -------------       ------------      ------------         ------------         ------------          ------------

     14,344,369          58,957,707        20,469,024           19,533,909           47,599,745            28,926,152
   -------------       ------------      ------------         ------------         ------------          ------------

          1,490               6,123             2,101                2,019                4,961                 3,290
            179                 732               252                  242                  594                   395
   -------------       ------------      ------------         ------------         ------------          ------------

          1,669               6,855             2,353                2,261                5,555                 3,685
   -------------       ------------      ------------         ------------         ------------          ------------

   $ 14,342,700        $ 58,950,852      $ 20,466,671         $ 19,531,648         $ 47,594,190          $ 28,922,467
   =============       ============      ============         ============         ============          ============

                        See Notes to Financial Statements

                                      -7-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                   MFS EMERGING     MFS MID CAP GROWTH   MFS RESEARCH   MFS VALUE
                                 GROWTH PORTFOLIO       PORTFOLIO          PORTFOLIO    PORTFOLIO
                                 ----------------   ------------------   ------------   ---------
ASSETS:
  Investments at market value:      $35,533,561         $21,923,912        $1,941,038     $499

  Receivables:
    Dividends ................               --                  --                --       --
  Other assets ...............               --                  --                --       --
                                    -----------         -----------        ----------     ----

      Total Assets ...........       35,533,561          21,923,912         1,941,038      499
                                    -----------         -----------        ----------     ----

LIABILITIES:
  Payables:
    Insurance charges ........            3,698               2,286               202       --
    Administrative fees ......              444                 274                24       --
                                    -----------         -----------        ----------     ----

      Total Liabilities ......            4,142               2,560               226       --
                                    -----------         -----------        ----------     ----

NET ASSETS:                         $35,529,419         $21,921,352        $1,940,812     $499
                                    ===========         ===========        ==========     ====

                        See Notes to Financial Statements

                                      -8-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

TRAVELERS QUALITY   ACTIVE INTERNATIONAL   EMERGING MARKETS   EQUITY GROWTH   GLOBAL VALUE EQUITY   MID CAP GROWTH
 BOND PORTFOLIO     ALLOCATION PORTFOLIO   EQUITY PORTFOLIO     PORTFOLIO          PORTFOLIO           PORTFOLIO
-----------------   --------------------   ----------------   -------------   -------------------   --------------

  $44,351,786            $2,386,708           $2,966,792        $5,517,527        $10,064,219         $5,879,434

           --                    --                   --                --                 --                 --
           --                    --                   --                --                 --                 --
  -----------            ----------           ----------        ----------        -----------         ----------

   44,351,786             2,386,708            2,966,792         5,517,527         10,064,219          5,879,434
  -----------            ----------           ----------        ----------        -----------         ----------

        4,542                   256                  304               594              1,048                618
          545                    29                   36                68                124                 72
  -----------            ----------           ----------        ----------        -----------         ----------

        5,087                   285                  340               662              1,172                690
  -----------            ----------           ----------        ----------        -----------         ----------

  $44,346,699            $2,386,423           $2,966,452        $5,516,865        $10,063,047         $5,878,744
  ===========            ==========           ==========        ==========        ===========         ==========

                        See Notes to Financial Statements

                                      -9-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                  MID CAP VALUE                          U.S. REAL ESTATE
                                    PORTFOLIO     TECHNOLOGY PORTFOLIO       PORTFOLIO      VALUE PORTFOLIO
                                  -------------   --------------------   ----------------   ---------------
ASSETS:
   Investments at market value:    $18,887,158         $5,154,663           $4,748,044        $14,959,232

   Receivables:
      Dividends ...............             --                 --                   --                 --
   Other assets ...............             --                 --                   --                 --
                                   -----------         ----------           ----------        -----------

         Total Assets .........     18,887,158          5,154,663            4,748,044         14,959,232
                                   -----------         ----------           ----------        -----------

LIABILITIES:
   Payables:
      Insurance charges .......          1,992                551                  503              1,573
      Administrative fees .....            233                 64                   59                185
                                   -----------         ----------           ----------        -----------

         Total Liabilities ....          2,225                615                  562              1,758
                                   -----------         ----------           ----------        -----------

NET ASSETS: ...................    $18,884,933         $5,154,048           $4,747,482        $14,957,474
                                   ===========         ==========           ==========        ===========

                        See Notes to Financial Statements

                                      -10-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                     SMITH BARNEY       SMITH BARNEY LARGE
    AIM CAPITAL          ALLIANCE GROWTH   MFS TOTAL RETURN   PUTNAM DIVERSIFIED  AGGRESSIVE GROWTH   CAPITALIZATION GROWTH
APPRECIATION PORTFOLIO       PORTFOLIO        PORTFOLIO        INCOME PORTFOLIO       PORTFOLIO             PORTFOLIO
----------------------   ---------------   ----------------   ------------------   ----------------   ---------------------

      $1,236,407           $75,542,635        $88,719,971         $5,849,721          $6,470,831             $853,010

              --                    --                 --                 --                  --                   --
              --                    --                 --                 --                  --                   --
      ----------           -----------        -----------         ----------          ----------             --------

       1,236,407            75,542,635         88,719,971          5,849,721           6,470,831              853,010
      ----------           -----------        -----------         ----------          ----------             --------

             129                 7,847              9,136                599                 678                   89
              16                   941              1,095                 72                  81                   11
      ----------           -----------        -----------         ----------          ----------             --------

             145                 8,788             10,231                671                 759                  100
      ----------           -----------        -----------         ----------          ----------             --------

      $1,236,262           $75,533,847        $88,709,740         $5,849,050          $6,470,072             $852,910
      ==========           ===========        ===========         ==========          ==========             ========

                        See Notes to Financial Statements

                                      -11-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                                                                  DOMESTIC INCOME
                                                       COMSTOCK PORTFOLIO -   DOMESTIC INCOME   PORTFOLIO - CLASS II
                                  COMSTOCK PORTFOLIO     CLASS II SHARES         PORTFOLIO             SHARES
                                  ------------------   --------------------   ---------------   --------------------
ASSETS:
   Investments at market value:       $3,580,941           $15,958,649           $3,980,717          $4,025,690

   Receivables:
      Dividends ...............               --                    --                   --                  --
   Other assets ...............               --                    --                   --                  --
                                      ----------           -----------           ----------          ----------

         Total Assets .........        3,580,941            15,958,649            3,980,717           4,025,690
                                      ----------           -----------           ----------          ----------

LIABILITIES:
   Payables:
      Insurance charges .......              369                 1,748                  407                 444
      Administrative fees .....               44                   196                   49                  50
                                      ----------           -----------           ----------          ----------

         Total Liabilities ....              413                 1,944                  456                 494
                                      ----------           -----------           ----------          ----------

NET ASSETS: ...................       $3,580,528           $15,956,705           $3,980,261          $4,025,196
                                      ==========           ===========           ==========          ==========

                        See Notes to Financial Statements

                                      -12-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                    EMERGING GROWTH
EMERGING GROWTH   PORTFOLIO - CLASS II                          ENTERPRISE PORTFOLIO                          GOVERNMENT PORTFOLIO
   PORTFOLIO              SHARES         ENTERPRISE PORTFOLIO     - CLASS II SHARES    GOVERNMENT PORTFOLIO     - CLASS II SHARES
---------------   --------------------   --------------------   --------------------   --------------------   --------------------

  $13,966,018          $5,533,944             $11,832,149            $3,166,927             $3,901,579             $8,061,518

           --                  --                      --                    --                     --                     --
           --                  --                      --                    --                     --                     --
  -----------          ----------             -----------            ----------             ----------             ----------

   13,966,018           5,533,944              11,832,149             3,166,927              3,901,579              8,061,518
  -----------          ----------             -----------            ----------             ----------             ----------

        1,455                 616                   1,229                   348                    399                    864
          175                  69                     148                    39                     48                     99
  -----------          ----------             -----------            ----------             ----------             ----------

        1,630                 685                   1,377                   387                    447                    963
  -----------          ----------             -----------            ----------             ----------             ----------

  $13,964,388          $5,533,259             $11,830,772            $3,166,540             $3,901,132             $8,060,555
  ===========          ==========             ===========            ==========             ==========             ==========

                        See Notes to Financial Statements

                                      -13-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

                                                       GROWTH AND INCOME                            MONEY MARKET
                                  GROWTH AND INCOME   PORTFOLIO - CLASS II   VAN KAMPEN MONEY   PORTFOLIO - CLASS II
                                     PORTFOLIO               SHARES          MARKET PORTFOLIO          SHARES
                                  -----------------   --------------------   ----------------   --------------------
ASSETS:
   Investments at market value:      $15,216,412           $10,377,502          $10,662,945          $10,568,886

   Receivables:
      Dividends ...............               --                    --                   --                   --
   Other assets ...............               --                    --                   --                   --
                                     -----------           -----------          -----------          -----------

         Total Assets .........       15,216,412            10,377,502           10,662,945           10,568,886
                                     -----------           -----------          -----------          -----------

LIABILITIES:
   Payables:
      Insurance charges .......            1,570                 1,129                1,096                1,135
      Administrative fees .....              189                   128                  131                  130
                                     -----------           -----------          -----------          -----------

         Total Liabilities ....            1,759                 1,257                1,227                1,265
                                     -----------           -----------          -----------          -----------

NET ASSETS: ...................      $15,214,653           $10,376,245          $10,661,718          $10,567,621
                                     ===========           ===========          ===========          ===========

                        See Notes to Financial Statements

                                      -14-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2001

   CONTRAFUND(R)          DYNAMIC CAPITAL
PORTFOLIO - SERVICE   APPRECIATION PORTFOLIO   MID CAP PORTFOLIO
       CLASS 2          - SERVICE CLASS 2      - SERVICE CLASS 2      COMBINED
-------------------   ----------------------   -----------------   --------------

     $7,381,548              $68,319               $1,840,550      $1,124,813,194

             --                   --                       --              34,903
             --                   --                       --                 593
     ----------              -------               ----------      --------------

      7,381,548               68,319                1,840,550       1,124,848,690
     ----------              -------               ----------      --------------

            767                    7                      195             117,047
             90                    1                       22              13,936
     ----------              -------               ----------      --------------

            857                    8                      217             130,983
     ----------              -------               ----------      --------------

     $7,380,691              $68,311               $1,840,333      $1,124,717,707
     ==========              =======               ==========      ==============

                        See Notes to Financial Statements

                                      -15-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                        CAPITAL APPRECIATION   MONEY MARKET    AIM V.I.      PREMIER GROWTH
                                                                FUND            PORTFOLIO     VALUE FUND   PORTFOLIO - CLASS B
                                                        --------------------   ------------   ----------   -------------------
INVESTMENT INCOME:
   Dividends ........................................       $    511,217        $1,909,383    $   3,896        $        --
                                                            ------------        ----------    ---------        -----------

EXPENSES:
   Insurance charges ................................          1,410,781           690,774       21,186            150,488
   Administrative fees ..............................            169,232            82,847        2,528             18,041
                                                            ------------        ----------    ---------        -----------

      Total expenses ................................          1,580,013           773,621       23,714            168,529
                                                            ------------        ----------    ---------        -----------

         Net investment income (loss) ...............         (1,068,796)        1,135,762      (19,818)          (168,529)
                                                            ------------        ----------    ---------        -----------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ....................                 --                --       59,146            680,568
      Realized gain (loss) on sale of investments ...         (8,401,688)               --      (23,573)        (1,475,876)
                                                            ------------        ----------    ---------        -----------

         Realized gain (loss) .......................         (8,401,688)               --       35,573           (795,308)
                                                            ------------        ----------    ---------        -----------

      Change in unrealized gain (loss)
         on investments .............................        (29,351,868)               --     (210,381)        (1,729,395)
                                                            ------------        ----------    ---------        -----------

   Net increase (decrease) in net assets
      resulting from operations .....................       $(38,822,352)       $1,135,762    $(194,626)       $(2,693,232)
                                                            ============        ==========    =========        ===========

                        See Notes to Financial Statements

                                      -16-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                        STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                          CREDIT SUISSE TRUST                 DREYFUS APPRECIATION     SMALL CAP
                                                           EMERGING MARKETS                        PORTFOLIO -        PORTFOLIO -
                                                               PORTFOLIO        REIT SERIES      INITIAL CLASS       INITIAL CLASS
                                                          -------------------   -----------   --------------------   -------------
INVESTMENT INCOME:
   Dividends ..........................................       $        --        $ 50,208          $   110,231        $    83,842
                                                              -----------        --------          -----------        -----------

EXPENSES:
   Insurance charges ..................................            53,179          35,131              161,486            220,683
   Administrative fees ................................             6,380           4,210               19,342             26,474
                                                              -----------        --------          -----------        -----------

      Total expenses ..................................            59,559          39,341              180,828            247,157
                                                              -----------        --------          -----------        -----------

         Net investment income (loss) .................           (59,559)         10,867              (70,597)          (163,315)
                                                              -----------        --------          -----------        -----------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ......................                --          10,330                   --          1,385,843
      Realized gain (loss) on sale of investments .....        (1,987,726)         64,963             (146,727)        (3,467,440)
                                                              -----------        --------          -----------        -----------

         Realized gain (loss) .........................        (1,987,726)         75,293             (146,727)        (2,081,597)
                                                              -----------        --------          -----------        -----------

      Change in unrealized gain (loss)
         on investments ...............................         1,633,287         122,554           (1,282,432)         1,189,264
                                                              -----------        --------          -----------        -----------

   Net increase (decrease) in net assets
      resulting from operations .......................       $  (413,998)       $208,714          $(1,499,756)       $(1,055,648)
                                                              ===========        ========          ===========        ===========

                        See Notes to Financial Statements

                                      -17-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                    DIVERSIFIED      EQUITY INDEX                                                GLOBAL LIFE SCIENCES
 APPRECIATION        STRATEGIC        PORTFOLIO -     FUNDAMENTAL VALUE   BALANCED PORTFOLIO -   PORTFOLIO - SERVICE
  PORTFOLIO      INCOME PORTFOLIO   CLASS II SHARES       PORTFOLIO          SERVICE SHARES            SHARES
-------------    ----------------   ---------------   -----------------   --------------------   --------------------

  $   392,230      $ 2,447,487        $    84,165        $   115,059           $ 188,759              $      --
  -----------      -----------        -----------        -----------           ---------              ---------

      445,094          352,028            152,172            209,165             114,398                 34,735
       53,407           42,242             18,223             25,083              13,620                  4,163
  -----------      -----------        -----------        -----------           ---------              ---------

      498,501          394,270            170,395            234,248             128,018                 38,898
  -----------      -----------        -----------        -----------           ---------              ---------

     (106,271)       2,053,217            (86,230)          (119,189)             60,741                (38,898)
  -----------      -----------        -----------        -----------           ---------              ---------

           --               --                 --          1,699,565                  --                     --
      148,846         (447,304)          (286,262)           (36,936)            (65,681)              (126,420)
  -----------      -----------        -----------        -----------           ---------              ---------

      148,846         (447,304)          (286,262)         1,662,629             (65,681)              (126,420)
  -----------      -----------        -----------        -----------           ---------              ---------

   (1,994,072)      (1,126,978)        (1,411,297)        (2,465,989)           (466,330)              (354,663)
  -----------      -----------        -----------        -----------           ---------              ---------

  $(1,951,497)     $   478,935        $(1,783,789)       $  (922,549)          $(471,270)             $(519,981)
  ===========      ===========        ===========        ===========           =========              =========

                        See Notes to Financial Statements

                                      -18-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                           GLOBAL TECHNOLOGY      STRATEGIC VALUE
                                                          PORTFOLIO - SERVICE   PORTFOLIO - SERVICE
                                                                SHARES                SHARES
                                                          -------------------   -------------------
INVESTMENT INCOME:
      Dividends .......................................       $    28,062            $    655
                                                              -----------            --------

   EXPENSES:
      Insurance charges ...............................            53,620               4,843
      Administrative fees .............................             6,431                 555
                                                              -----------            --------

         Total expenses ...............................            60,051               5,398
                                                              -----------            --------

            Net investment income (loss) ..............           (31,989)             (4,743)
                                                              -----------            --------

   REALIZED GAIN (LOSS) AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS:
         Realized gain distribution ...................                --                  --
         Realized gain (loss) on sale of investments ..        (1,099,717)             (1,666)
                                                              -----------            --------

            Realized gain (loss) ......................        (1,099,717)             (1,666)
                                                              -----------            --------

         Change in unrealized gain (loss)
            on investments ............................        (1,222,683)             (6,573)
                                                              -----------            --------

   Net increase (decrease) in net assets
      resulting from operations .......................       $(2,354,389)           $(12,982)
                                                              ===========            ========

                                                          CAPITAL APPRECIATION    WORLDWIDE GROWTH
                                                          PORTFOLIO - SERVICE    PORTFOLIO - SERVICE
                                                                SHARES                 SHARES
                                                          --------------------   -------------------
INVESTMENT INCOME:
      Dividends .......................................        $  14,838             $    37,995
                                                               ---------             -----------

   EXPENSES:
      Insurance charges ...............................           18,405                 169,724
      Administrative fees .............................            2,146                  20,234
                                                               ---------             -----------

         Total expenses ...............................           20,551                 189,958
                                                               ---------             -----------

            Net investment income (loss) ..............           (5,713)               (151,963)
                                                               ---------             -----------

   REALIZED GAIN (LOSS) AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS:
         Realized gain distribution ...................               --                      --
         Realized gain (loss) on sale of investments ..          (34,390)             (4,378,918)
                                                               ---------             -----------

            Realized gain (loss) ......................          (34,390)             (4,378,918)
                                                               ---------             -----------

         Change in unrealized gain (loss)
            on investments ............................         (213,624)              1,189,238
                                                               ---------             -----------

   Net increase (decrease) in net assets
      resulting from operations .......................        $(253,727)            $(3,341,643)
                                                               =========             ===========

                        See Notes to Financial Statements

                                      -19-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                         PUTNAM VT
                    INTERNATIONAL GROWTH     PUTNAM VT SMALL CAP    PUTNAM VT VOYAGER
TOTAL RETURN BOND     FUND - CLASS IB      VALUE FUND - CLASS IB   II FUND - CLASS IB
   PORTFOLIO              SHARES                  SHARES                 SHARES         CAPITAL FUND   HIGH YIELD BOND FUND
-----------------   --------------------   ---------------------   ------------------   ------------   --------------------

     $  70,608            $      --               $     --               $     --         $ 147,973          $ 376,635
     ---------            ---------               --------               --------         ---------          ---------

        21,486               12,207                  3,491                    662           179,970             49,182
         2,571                1,463                    417                     79            21,375              5,849
     ---------            ---------               --------               --------         ---------          ---------

        24,057               13,670                  3,908                    741           201,345             55,031
     ---------            ---------               --------               --------         ---------          ---------

        46,551              (13,670)                (3,908)                  (741)          (53,372)           321,604
     ---------            ---------               --------               --------         ---------          ---------

       103,967                   --                     --                     --           154,257                 --
           (62)             657,535                (28,466)                  (103)           46,134            (58,683)
     ---------            ---------               --------               --------         ---------          ---------

       103,905              657,535                (28,466)                  (103)          200,391            (58,683)
     ---------            ---------               --------               --------         ---------          ---------

       (83,447)              25,317                 83,718                (11,712)         (157,345)          (149,980)
     ---------            ---------               --------               --------         ---------          ---------

     $  67,009            $ 669,182               $ 51,344               $(12,556)        $ (10,326)         $ 112,941
     =========            =========               ========               ========         =========          =========

                        See Notes to Financial Statements

                                      -20-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                        SMALL CAP GROWTH                         CONVERTIBLE BOND
                                                       INVESTORS FUND         FUND         STRATEGIC BOND FUND      PORTFOLIO
                                                       --------------   ----------------   -------------------   ----------------
INVESTMENT INCOME:
   Dividends .......................................    $   186,841        $      --             $392,242            $ 266,097
                                                        -----------        ---------            ---------            ---------

EXPENSES:
   Insurance charges ...............................        262,876           44,778               87,586              174,473
   Administrative fees .............................         31,439            5,302               10,396               20,914
                                                        -----------        ---------            ---------            ---------

      Total expenses ...............................        294,315           50,080               97,982              195,387
                                                        -----------        ---------            ---------            ---------

         Net investment income (loss) ..............       (107,474)         (50,080)             294,260               70,710
                                                        -----------        ---------            ---------            ---------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ...................        236,225               --                   --              570,817
      Realized gain (loss) on sale of investments ..         54,579         (493,243)              (3,339)             (52,324)
                                                        -----------        ---------            ---------            ---------

         Realized gain (loss) ......................        290,804         (493,243)              (3,339)             518,493
                                                        -----------        ---------            ---------            ---------

   Change in unrealized gain (loss)
      on investments ...............................     (1,386,061)         449,829               60,086             (974,411)
                                                        -----------        ---------            ---------            ---------

Net increase (decrease) in net assets
   resulting from operations .......................    $(1,202,731)       $ (93,494)            $351,007            $(385,208)
                                                        ===========        =========            =========            =========

                        See Notes to Financial Statements

                                      -21-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

DISCIPLINED MID CAP   DISCIPLINED SMALL CAP   EQUITY INCOME   FEDERATED HIGH YIELD   FEDERATED STOCK
  STOCK PORTFOLIO        STOCK PORTFOLIO        PORTFOLIO          PORTFOLIO            PORTFOLIO      LARGE CAP PORTFOLIO
-------------------   ---------------------   -------------   --------------------   ---------------   -------------------

    $    39,016             $   3,417          $   622,317        $ 2,454,122           $ 243,586         $    239,563
    -----------             ---------          -----------        -----------           ---------         ------------

        174,666                21,146              741,461            262,452             248,088              649,173
         20,955                 2,537               88,876             31,479              29,764               77,827
    -----------             ---------          -----------        -----------           ---------         ------------

        195,621                23,683              830,337            293,931             277,852              727,000
    -----------             ---------          -----------        -----------           ---------         ------------

       (156,605)              (20,266)            (208,020)         2,160,191             (34,266)            (487,437)
    -----------             ---------          -----------        -----------           ---------         ------------

        959,091                94,583              152,771                 --             807,130               36,294
         25,425              (419,566)             108,322           (647,440)             45,883           (1,794,579)
    -----------             ---------          -----------        -----------           ---------         ------------

        984,516              (324,983)             261,093           (647,440)            853,013           (1,758,285)
    -----------             ---------          -----------        -----------           ---------         ------------

     (1,702,055)               47,936           (5,093,418)        (1,377,626)           (829,972)          (8,941,741)
    -----------             ---------          -----------        -----------           ---------         ------------

    $  (874,144)            $(297,313)         $(5,040,345)       $   135,125           $ (11,225)        $(11,187,463)
    ===========             =========          ===========        ===========           =========         ============

                        See Notes to Financial Statements

                                      -22-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                      LAZARD INTERNATIONAL     MFS EMERGING     MFS MID CAP GROWTH   MFS RESEARCH
                                                        STOCK PORTFOLIO      GROWTH PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                      --------------------   ----------------   ------------------   ------------
INVESTMENT INCOME:
  Dividends .......................................       $    49,626          $         --        $         --       $     829
                                                          -----------          ------------        ------------       ---------

EXPENSES:
  Insurance charges ...............................           426,647               537,761             289,355          24,760
  Administrative fees .............................            51,196                64,524              34,716           2,968
                                                          -----------          ------------        ------------       ---------

    Total expenses ................................           477,843               602,285             324,071          27,728
                                                          -----------          ------------        ------------       ---------

      Net investment income (loss) ................          (428,217)             (602,285)           (324,071)        (26,899)
                                                          -----------          ------------        ------------       ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................         1,195,938             8,767,257           5,045,413         130,605
    Realized gain (loss) on sale of investments ...        (9,000,877)           (3,275,148)         (1,060,354)        (80,523)
                                                          -----------          ------------        ------------       ---------

      Realized gain (loss) ........................        (7,804,939)            5,492,109           3,985,059          50,082
                                                          -----------          ------------        ------------       ---------

    Change in unrealized gain (loss)
      on investments ..............................          (706,451)          (28,442,418)        (10,542,328)       (564,116)
                                                          -----------          ------------        ------------       ---------

      Net increase (decrease) in net assets
        resulting from operations .................       $(8,939,607)         $(23,552,594)       $ (6,881,340)      $(540,933)
                                                          ===========          ============        ============       =========

                        See Notes to Financial Statements

                                      -23-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                      STRATEGIC STOCK   TRAVELERS QUALITY   ACTIVE  INTERNATIONAL   EMERGING MARKETS     EQUITY GROWTH
MFS VALUE PORTFOLIO      PORTFOLIO        BOND PORTFOLIO    ALLOCATION PORTFOLIO    EQUITY PORTFOLIO      PORTFOLIO
-------------------   ---------------   -----------------   ---------------------   ----------------     -------------

     $   204             $ 13,722          $1,305,758             $  39,245              $      --          $      --
     -------             --------          ----------             ---------              ---------          ---------

          22                4,421             473,469                17,372                 33,858             48,367
           2                  530              56,810                 2,015                  4,038              5,692
     -------             --------          ----------             ---------              ---------          ---------

          24                4,951             530,279                19,387                 37,896             54,059
     -------             --------          ----------             ---------              ---------          ---------

         180                8,771             775,479                19,858                (37,896)           (54,059)
     -------             --------          ----------             ---------              ---------          ---------

         210                3,058                  --                   210                     --              4,984
      (1,895)             (30,705)            282,280              (116,764)              (298,853)          (167,144)
     -------             --------          ----------             ---------              ---------          ---------

      (1,685)             (27,647)            282,280              (116,554)              (298,853)          (162,160)
     -------             --------          ----------             ---------              ---------          ---------

          39              (15,032)            675,302              (145,178)               114,053           (307,262)
     -------             --------          ----------             ---------              ---------          ---------

     $(1,466)            $(33,908)         $1,733,061             $(241,874)             $(222,696)         $(523,481)
     =======             ========          ==========             =========              =========          =========

                        See Notes to Financial Statements

                                      -24-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                     GLOBAL VALUE EQUITY   MID CAP GROWTH   MID CAP VALUE
                                                          PORTFOLIO          PORTFOLIO        PORTFOLIO     TECHNOLOGY PORTFOLIO
                                                     -------------------   --------------   -------------   --------------------
INVESTMENT INCOME:
  Dividends ......................................        $ 107,401         $        --       $      --         $        --
                                                          ---------         -----------       ---------         -----------

EXPENSES:
  Insurance charges ..............................          116,624              56,013         183,467              58,202
  Administrative fees ............................           13,924               6,619          21,808               6,914
                                                          ---------         -----------       ---------         -----------

    Total expenses ...............................          130,548              62,632         205,275              65,116
                                                          ---------         -----------       ---------         -----------

      Net investment income (loss) ...............          (23,147)            (62,632)       (205,275)            (65,116)
                                                          ---------         -----------       ---------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...................               --                  --          16,862                  --
    Realized gain (loss) on sale of investments ..          (42,877)           (276,581)       (158,790)           (748,740)
                                                          ---------         -----------       ---------         -----------

      Realized gain (loss) .......................          (42,877)           (276,581)       (141,928)           (748,740)
                                                          ---------         -----------       ---------         -----------

    Change in unrealized gain (loss)
      on investments .............................         (720,815)         (1,090,612)        (95,758)         (2,421,395)
                                                          ---------         -----------       ---------         -----------

  Net increase (decrease) in net assets
    resulting from operations ....................        $(786,839)        $(1,429,825)      $(442,961)        $(3,235,251)
                                                          =========         ===========       =========         ===========

                        See Notes to Financial Statements

                                      -25-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                     AIM CAPITAL
U.S. REAL ESTATE                     APPRECIATION   ALLIANCE GROWTH   MFS TOTAL RETURN   PUTNAM DIVERSIFIED
   PORTFOLIO       VALUE PORTFOLIO    PORTFOLIO        PORTFOLIO         PORTFOLIO        INCOME PORTFOLIO
----------------   ---------------   ------------   ---------------   ----------------   ------------------

   $172,323           $ 142,407        $      --      $    171,103      $ 2,269,967          $ 459,178
   --------           ---------        ---------      ------------      -----------          ---------

     44,961             151,111           10,682         1,084,750        1,040,705             73,269
      5,327              17,995            1,282           130,152          124,844              8,792
   --------           ---------        ---------      ------------      -----------          ---------

     50,288             169,106           11,964         1,214,902        1,165,549             82,061
   --------           ---------        ---------      ------------      -----------          ---------

    122,035             (26,699)         (11,964)       (1,043,799)       1,104,418            377,117
   --------           ---------        ---------      ------------      -----------          ---------

     33,089             584,550          233,315        12,626,888        2,824,847                 --
     43,951             136,109          (58,132)       (3,429,893)         231,233           (105,611)
   --------           ---------        ---------      ------------      -----------          ---------

     77,040             720,659          175,183         9,196,995        3,056,080           (105,611)
   --------           ---------        ---------      ------------      -----------          ---------

     84,572            (615,121)        (378,432)      (21,924,003)      (5,234,163)          (118,720)
   --------           ---------        ---------      ------------      -----------          ---------

   $283,647           $  78,839        $(215,213)     $(13,770,807)     $(1,073,665)         $ 152,786
   ========           =========        =========      ============      ===========          =========

                        See Notes to Financial Statements

                                      -26-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                    SMITH BARNEY
                                                     SMITH BARNEY       LARGE                     COMSTOCK
                                                      AGGRESSIVE    CAPITALIZATION               PORTFOLIO -
                                                        GROWTH         GROWTH        COMSTOCK     CLASS II
                                                       PORTFOLIO      PORTFOLIO      PORTFOLIO     SHARES
                                                     ------------   --------------   ---------   -----------
INVESTMENT INCOME:
  Dividends ......................................     $     --        $    --       $      --    $      --
                                                       --------        -------       ---------    ---------

EXPENSES:
  Insurance charges ..............................       23,967          2,802          36,110       71,101
  Administrative fees ............................        2,868            336           4,333        8,040
                                                       --------        -------       ---------    ---------

    Total expenses ...............................       26,835          3,138          40,443       79,141
                                                       --------        -------       ---------    ---------

      Net investment income (loss) ...............      (26,835)        (3,138)        (40,443)     (79,141)
                                                       --------        -------       ---------    ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ...................           --             --           8,156        2,439
    Realized gain (loss) on sale of investments ..      (14,089)        (2,137)        129,730      (26,129)
                                                       --------        -------       ---------    ---------

      Realized gain (loss) .......................      (14,089)        (2,137)        137,886      (23,690)
                                                       --------        -------       ---------    ---------

    Change in unrealized gain (loss)
      on investments .............................      (10,489)         6,287        (227,022)    (240,580)
                                                       --------        -------       ---------    ---------

  Net increase (decrease) in net assets
    resulting from operations ....................     $(51,413)       $ 1,012       $(129,579)   $(343,411)
                                                       ========        =======       =========    =========

                        See Notes to Financial Statements

                                      -27-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                    DOMESTIC INCOME                          EMERGING GROWTH
DOMESTIC INCOME   PORTFOLIO - CLASS II   EMERGING GROWTH   PORTFOLIO - CLASS II   ENTERPRISE    ENTERPRISE PORTFOLIO -
   PORTFOLIO             SHARES             PORTFOLIO             SHARES          PORTFOLIO        CLASS II SHARES
---------------   --------------------   ---------------   --------------------   ----------   -----------------------

   $243,237             $10,195            $    17,324           $      --        $    26,336         $    147
   --------             -------            -----------           ---------        -----------         --------

     46,271              16,479                203,706              33,602            164,772           18,451
      5,552               1,858                 24,445               3,845             19,772            2,106
   --------             -------            -----------           ---------        -----------         --------

     51,823              18,337                228,151              37,447            184,544           20,557
   --------             -------            -----------           ---------        -----------         --------

    191,414              (8,142)              (210,827)            (37,447)          (158,208)         (20,410)
   --------             -------            -----------           ---------        -----------         --------

         --                  --                     --                  --            956,346           25,732
     (3,509)              2,003               (969,689)            (59,614)        (1,452,612)         (21,528)
   --------             -------            -----------           ---------        -----------         --------

     (3,509)              2,003               (969,689)            (59,614)          (496,266)           4,204
   --------             -------            -----------           ---------        -----------         --------

    104,472              65,326             (5,914,895)           (481,843)        (3,038,565)         (59,776)
   --------             -------            -----------           ---------        -----------         --------

   $292,377             $59,187            $(7,095,411)          $(578,904)       $(3,693,039)        $(75,982)
   ========             =======            ===========           =========        ===========         ========

                        See Notes to Financial Statements

                                      -28-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                                                                                                           GROWTH AND INCOME
                                                  GOVERNMENT   GOVERNMENT PORTFOLIO   GROWTH AND INCOME   PORTFOLIO - CLASS II
                                                  PORTFOLIO     - CLASS II SHARES          PORTFOLIO              SHARES
                                                  ----------   --------------------   -----------------   --------------------
INVESTMENT INCOME:
  Dividends ...................................    $191,018          $ 22,126            $     9,486            $     --
                                                   --------          --------            -----------            --------

EXPENSES:
    Insurance charges .........................      45,207            36,115                187,657              57,945
    Administrative fees .......................       5,425             4,135                 22,519               6,646
                                                   --------          --------            -----------            --------

      Total expenses ..........................      50,632            40,250                210,176              64,591
                                                   --------          --------            -----------            --------

        Net investment income (loss) ..........     140,386           (18,124)              (200,690)            (64,591)
                                                   --------          --------            -----------            --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................          --                --                 97,901               8,727
    Realized gain (loss) on sale of investments      23,898             7,769                 27,081             (17,823)
                                                   --------          --------            -----------            --------

      Realized gain (loss) ....................      23,898             7,769                124,982              (9,096)
                                                   --------          --------            -----------            --------

    Change in unrealized gain (loss)
      on investments ..........................      21,521            87,765             (1,011,767)             36,508
                                                   --------          --------            -----------            --------

  Net increase (decrease) in net assets
    resulting from operations .................    $185,805          $ 77,410            $(1,087,475)           $(37,179)
                                                   ========          ========            ===========            ========

                        See Notes to Financial Statements

                                      -29-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2001

                       MONEY MARKET          CONTRAFUND(R)        DYNAMIC CAPITAL
VAN KAMPEN MONEY   PORTFOLIO - CLASS II   PORTFOLIO - SERVICE   APPRECIATION PORTFOLIO   MID CAP PORTFOLIO -
MARKET PORTFOLIO         SHARES                CLASS 2            - SERVICE CLASS 2        SERVICE CLASS 2       COMBINED
----------------   --------------------   -------------------   ----------------------   -------------------   -------------

   $284,925              $76,648               $  28,092               $    --                 $    --         $  16,661,741
   --------              -------               ---------               -------                 -------         -------------

    105,043               44,487                  66,916                   381                   8,219            13,076,636
     12,605                5,135                   7,986                    46                     950             1,565,151
   --------              -------               ---------               -------                 -------         -------------

    117,648               49,622                  74,902                   427                   9,169            14,641,787
   --------              -------               ---------               -------                 -------         -------------

    167,277               27,026                 (46,810)                 (427)                 (9,169)            2,019,954
   --------              -------               ---------               -------                 -------         -------------

         --                   --                 105,346                    --                      --            39,622,460
         --                   --                (124,445)                  (47)                  1,364           (44,985,533)
   --------              -------               ---------               -------                 -------         -------------

         --                   --                 (19,099)                  (47)                  1,364            (5,363,073)
   --------              -------               ---------               -------                 -------         -------------

         --                   --                (518,946)               (4,105)                 83,928          (141,292,843)
   --------              -------               ---------               -------                 -------         -------------

   $167,277              $27,026               $(584,855)              $(4,579)                $76,123         $(144,635,962)
   ========              =======               =========               =======                 =======         =============

                        See Notes to Financial Statements

                                      -30-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                               CAPITAL APPRECIATION FUND       MONEY MARKET PORTFOLIO        AIM V.I. VALUE FUND
                                              ---------------------------   -----------------------------   ---------------------
                                                  2001           2000            2001            2000          2001        2000
                                              ------------   ------------   -------------   -------------   ----------   --------
OPERATIONS:
  Net investment income (loss) ............   $ (1,068,796)  $ (2,343,996)  $   1,135,762   $   1,646,332   $  (19,818)  $   (237)
  Realized gain (loss) ....................     (8,401,688)     9,743,626              --              --       35,573     12,849
  Change in unrealized gain (loss)
    on investments ........................    (29,351,868)   (51,695,304)             --              --     (210,381)   (19,015)
                                              ------------   ------------   -------------   -------------   ----------   --------

    Net increase (decrease) in net assets
      resulting from operations ...........    (38,822,352)   (44,295,674)      1,135,762       1,646,332     (194,626)    (6,403)
                                              ------------   ------------   -------------   -------------   ----------   --------

UNIT TRANSACTIONS:
  Participant purchase payments ...........      6,579,187     41,544,883      34,367,585      25,491,754    1,135,823    316,832
  Participant transfers from other
    Travelers accounts ....................     22,093,948     43,390,093     768,877,385     556,228,665    1,962,443     32,616
  Administrative charges ..................        (34,774)       (25,780)         (5,913)         (2,779)        (398)        --
  Contract surrenders .....................     (9,913,727)   (14,940,222)    (23,673,049)     (9,792,678)     (76,321)       (35)
  Participant transfers to other
    Travelers accounts ....................    (32,011,698)   (22,116,830)   (750,708,590)   (573,567,660)    (152,767)        --
  Other payments to participants ..........     (1,913,294)    (1,471,446)       (870,221)     (1,346,681)     (21,682)        --
                                              ------------   ------------   -------------   -------------   ----------   --------

    Net increase (decrease) in net assets
      resulting from unit transactions ....    (15,200,358)    46,380,698      27,987,197      (2,989,379)   2,847,098    349,413
                                              ------------   ------------   -------------   -------------   ----------   --------

      Net increase (decrease) in net assets    (54,022,710)     2,085,024      29,122,959      (1,343,047)   2,652,472    343,010

NET ASSETS:
    Beginning of year .....................    147,522,942    145,437,918      40,450,075      41,793,122      343,010         --
                                              ------------   ------------   -------------   -------------   ----------   --------
    End of year ...........................   $ 93,500,232   $147,522,942   $  69,573,034   $  40,450,075   $2,995,482   $343,010
                                              ============   ============   =============   =============   ==========   ========

                        See Notes to Financial Statements

                                      -31-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                              PREMIER GROWTH PORTFOLIO -   CREDIT SUISSE TRUST EMERGING
                                                       CLASS B                   MARKET PORTFOLIO               REIT SERIES
                                              --------------------------   ----------------------------   -----------------------
                                                 2001           2000           2001            2000          2001         2000
                                              -----------   ------------   -------------   ------------   ----------   ----------
OPERATIONS:
  Net investment income (loss) ............   $  (168,529)  $   (55,395)    $    (59,559)  $   (67,217)   $   10,867   $   18,411
  Realized gain (loss) ....................      (795,308)      (15,837)      (1,987,726)      401,928        75,293        9,942
  Change in unrealized gain (loss)
    on investments ........................    (1,729,395)   (2,196,502)       1,633,287    (2,371,667)      122,554      406,576
                                              -----------   -----------     ------------   -----------    ----------   ----------

    Net increase (decrease) in net assets
      resulting from operations ...........    (2,693,232)   (2,267,734)        (413,998)   (2,036,956)      208,714      434,929
                                              -----------   -----------     ------------   -----------    ----------   ----------

UNIT TRANSACTIONS:
  Participant purchase payments ...........     3,555,118     8,876,182          562,431     2,041,820       309,482      340,380
  Participant transfers from other
    Travelers accounts ....................     5,130,702     4,513,123       35,287,981     7,021,487     1,011,881    1,011,059
  Administrative charges ..................        (2,922)         (290)          (1,192)         (617)         (597)        (188)
  Contract surrenders .....................    (1,368,909)     (135,505)        (368,344)     (225,893)     (183,712)     (38,820)
  Participant transfers to other
    Travelers accounts ....................    (2,773,072)     (246,403)     (35,666,160)   (5,800,210)     (452,844)    (179,340)
  Other payments to participants ..........      (216,243)      (15,723)         (35,192)       (9,266)       67,237     (127,665)
                                              -----------   -----------     ------------   -----------    ----------   ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ....     4,324,674    12,991,384         (220,476)    3,027,321       751,447    1,005,426
                                              -----------   -----------     ------------   -----------    ----------   ----------

      Net increase (decrease) in net assets     1,631,442    10,723,650         (634,474)      990,365       960,161    1,440,355

NET ASSETS:
    Beginning of year .....................    10,723,650            --        4,300,673     3,310,308     2,548,816    1,108,461
                                              -----------   -----------     ------------   -----------    ----------   ----------
    End of year ...........................   $12,355,092   $10,723,650     $  3,666,199   $ 4,300,673    $3,508,977   $2,548,816
                                              ===========   ===========     ============   ===========    ==========   ==========

                        See Notes to Financial Statements

                                      -32-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

DREYFUS APPRECIATION PORTFOLIO -    SMALL CAP PORTFOLIO - INITIAL                                 DIVERSIFIED STRATEGIC INCOME
       INITIAL SHARES                         SHARES                 APPRECIATION PORTFOLIO               PORTFOLIO
--------------------------------   -----------------------------   ---------------------------   ----------------------------
       2001           2000             2001           2000            2001           2000           2001            2000
  ------------   ------------       ------------   ------------    ------------   ------------   ------------    ------------

  $    (70,597)  $   (103,216)      $   (163,315)  $   (119,170)   $   (106,271)  $   (240,696)  $  2,053,217    $  2,402,397
      (146,727)       418,839         (2,081,597)     7,748,355         148,846        792,878       (447,304)       (458,266)

    (1,282,432)      (557,086)         1,189,264     (6,533,306)     (1,994,072)    (1,174,432)    (1,126,978)     (1,551,797)
  ------------   ------------       ------------   ------------    ------------   ------------   ------------    ------------

    (1,499,756)      (241,463)        (1,055,648)     1,095,879      (1,951,497)      (622,250)       478,935         392,334
  ------------   ------------       ------------   ------------    ------------   ------------   ------------    ------------

     1,542,303      1,698,387          3,631,944      5,188,721       2,047,752      4,581,418      1,459,846       2,654,949

     1,897,157      4,320,000         15,781,677      8,246,149       4,203,732      3,150,768      2,412,420       1,653,653
        (2,915)        (1,939)            (5,032)        (2,023)         (6,414)        (4,119)        (4,109)         (3,580)
    (1,145,686)      (809,812)        (1,111,974)      (438,923)     (2,162,264)    (2,229,337)    (1,538,320)     (3,346,414)

    (2,277,705)    (2,954,641)       (12,211,548)    (6,146,448)     (1,767,403)    (1,777,882)    (1,480,039)     (3,961,581)
      (386,816)      (136,542)          (180,671)       (94,763)     (1,531,535)      (814,616)    (1,684,640)       (616,087)
  ------------   ------------       ------------   ------------    ------------   ------------   ------------    ------------

      (373,662)     2,115,453          5,904,396      6,752,713         783,868      2,906,232       (834,842)     (3,619,060)
  ------------   ------------       ------------   ------------    ------------   ------------   ------------    ------------

    (1,873,418)     1,873,990          4,848,748      7,848,592      (1,167,629)     2,283,982       (355,907)     (3,226,726)

    14,696,249     12,822,259         16,113,503      8,264,911      36,945,982     34,662,000     27,882,241      31,108,967
  ------------   ------------       ------------   ------------    ------------   ------------   ------------    ------------
  $ 12,822,831   $ 14,696,249       $ 20,962,251   $ 16,113,503    $ 35,778,353   $ 36,945,982   $ 27,526,334    $ 27,882,241
  ============   ============       ============   ============    ============   ============   ============    ============

                        See Notes to Financial Statements

                                      -33-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    EQUITY INDEX PORTFOLIO -
                                                         CLASS II SHARES         FUNDAMENTAL VALUE PORTFOLIO
                                                   ---------------------------   ---------------------------
                                                       2001           2000           2001          2000
                                                   ------------   ------------   ------------   ------------
OPERATIONS:
   Net investment income (loss) ................   $    (86,230)  $    (85,231)  $   (119,189)  $     25,816
   Realized gain (loss) ........................       (286,262)         1,777      1,662,629        431,807
   Change in unrealized gain (loss)
      on investments ...........................     (1,411,297)      (972,346)    (2,465,989)       949,184
                                                   ------------   ------------   ------------   ------------

      Net increase (decrease) in net assets
         resulting from operations .............     (1,783,789)    (1,055,800)      (922,549)     1,406,807
                                                   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
   Participant purchase payments ...............      3,336,328      6,226,747      4,491,194      2,865,595
   Participant transfers from other
      Travelers accounts .......................      4,695,838      3,299,925     10,930,632      2,313,992
   Administrative charges ......................         (4,490)        (1,446)        (3,348)          (852)
   Contract surrenders .........................     (1,001,387)      (224,439)    (1,128,974)      (273,632)
   Participant transfers to other
      Travelers accounts .......................     (1,642,515)    (1,293,016)    (1,231,859)      (293,037)
   Other payments to participants ..............       (189,839)      (143,258)      (278,568)       (53,201)
                                                   ------------   ------------   ------------   ------------

      Net increase (decrease) in net assets
         resulting from unit transactions ......      5,193,935      7,864,513     12,779,077      4,558,865
                                                   ------------   ------------   ------------   ------------

         Net increase (decrease) in net assets..      3,410,146      6,808,713     11,856,528      5,965,672

NET ASSETS:
      Beginning of year ........................     10,606,811      3,798,098     11,654,572      5,688,900
                                                   ------------   ------------   ------------   ------------
      End of year ..............................   $ 14,016,957   $ 10,606,811   $ 23,511,100   $ 11,654,572
                                                   ============   ============   ============   ============

                                                      BALANCED PORTFOLIO -
                                                         SERVICE SHARES
                                                   --------------------------
                                                       2001           2000
                                                   ------------   -----------
OPERATIONS:
   Net investment income (loss) ................   $     60,741   $    46,518
   Realized gain (loss) ........................        (65,681)       31,279
   Change in unrealized gain (loss)
      on investments ...........................       (466,330)     (180,416)
                                                   ------------   -----------

      Net increase (decrease) in net assets
         resulting from operations .............       (471,270)     (102,619)
                                                   ------------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ...............      3,827,319     3,351,219
   Participant transfers from other
      Travelers accounts .......................      6,109,050     2,028,120
   Administrative charges ......................         (3,070)         (123)
   Contract surrenders .........................       (458,209)      (32,474)
   Participant transfers to other
      Travelers accounts .......................       (971,991)     (142,754)
   Other payments to participants ..............        (36,832)       (2,475)
                                                   ------------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions ......      8,466,267     5,201,513
                                                   ------------   -----------

         Net increase (decrease) in net assets..      7,994,997     5,098,894

NET ASSETS:
      Beginning of year ........................      5,098,894            --
                                                   ------------   -----------
      End of year ..............................   $ 13,093,891   $ 5,098,894
                                                   ============   ===========

                        See Notes to Financial Statements

                                      -34-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

GLOBAL LIFE SCIENCES PORTFOLIO -   GLOBAL TECHNOLOGY PORTFOLIO -   STRATEGIC VALUE PORTFOLIO -   CAPITAL APPRECIATION PORTFOLIO -
         SERVICE SHARES                  SERVICE SHARES                   SERVICE SHARES                    SERVICE SHARES
--------------------------------   -----------------------------   ----------------------------   --------------------------------
       2001         2000                 2001         2000                2001        2000                2001         2000
   -----------   -----------         -----------   -----------         -----------   ------            -----------   ---------

   $   (38,898)  $   (12,908)        $   (31,989)  $    (4,887)        $    (4,743)  $   --            $    (5,713)  $   1,398
      (126,420)        4,063          (1,099,717)      (19,190)             (1,666)      --                (34,390)     (1,625)

      (354,663)      143,645          (1,222,683)   (2,118,275)             (6,573)      --               (213,624)     (7,215)
   -----------   -----------         -----------   -----------         -----------   ------            -----------   ---------

      (519,981)      134,800          (2,354,389)   (2,142,352)            (12,982)      --               (253,727)     (7,442)
   -----------   -----------         -----------   -----------         -----------   ------            -----------   ---------

       428,822     1,719,341             969,195     4,647,448             373,543       --                771,983     359,183

     1,366,844     1,014,180           1,569,490     3,047,754             802,335       --              2,082,069      76,148
          (994)          (75)             (1,324)         (167)                (66)      --                   (268)         --
      (164,444)      (36,469)           (348,455)      (39,073)            (14,812)      --               (154,518)         --

      (874,797)      (54,784)         (1,112,506)     (391,576)            (24,317)      --               (135,632)    (34,640)
        56,906            --              (2,043)      (15,410)                 --       --                     --          --
   -----------   -----------         -----------   -----------         -----------   ------            -----------   ---------

       812,337     2,642,193           1,074,357     7,248,976           1,136,683       --              2,563,634     400,691
   -----------   -----------         -----------   -----------         -----------   ------            -----------   ---------

       292,356     2,776,993          (1,280,032)    5,106,624           1,123,701       --              2,309,907     393,249

     2,776,993            --           5,106,624            --                  --       --                393,249          --
   -----------   -----------         -----------   -----------         -----------   ------            -----------   ---------
   $ 3,069,349   $ 2,776,993         $ 3,826,592   $ 5,106,624         $ 1,123,701   $   --            $ 2,703,156   $ 393,249
   ===========   ===========         ===========   ===========         ===========   ======            ===========   =========

                        See Notes to Financial Statements

                                      -35-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    WORLDWIDE GROWTH PORTFOLIO -
                                                          SERVICES SHARES          TOTAL RETURN BOND PORTFOLIO
                                                    ----------------------------   ---------------------------
                                                        2001           2000                2001       2000
                                                    ------------   ------------         -----------   ----
OPERATIONS:
   Net investment income (loss) .................   $   (151,963)  $    (21,326)        $    46,551   $ --
   Realized gain (loss) .........................     (4,378,918)      (291,231)            103,905     --
   Change in unrealized gain (loss)
      on investments ............................      1,189,238     (1,324,792)            (83,447)    --
                                                    ------------   ------------         -----------   ----

      Net increase (decrease) in net assets
         resulting from operations ..............     (3,341,643)    (1,637,349)             67,009     --
                                                    ------------   ------------         -----------   ----

UNIT TRANSACTIONS:
   Participant purchase payments ................      4,261,077      8,986,172           2,096,128     --
   Participant transfers from other
      Travelers accounts ........................     52,487,663     12,219,845           3,799,648     --
   Administrative charges .......................         (3,759)          (381)                (55)    --
   Contract surrenders ..........................       (587,680)      (289,901)           (106,781)    --
   Participant transfers to other
      Travelers accounts ........................    (47,740,076)    (8,567,737)           (128,158)    --
   Other payments to participants ...............        (76,356)            --                  --     --
                                                    ------------   ------------         -----------   ----

      Net increase (decrease) in net assets
         resulting from unit transactions .......      8,340,869     12,347,998           5,660,782     --
                                                    ------------   ------------         -----------   ----

         Net increase (decrease) in net assets...      4,999,226     10,710,649           5,727,791     --

NET ASSETS:
      Beginning of year .........................     10,710,649             --                  --     --
                                                    ------------   ------------         -----------   ----
      End of year ...............................   $ 15,709,875   $ 10,710,649         $ 5,727,791   $ --
                                                    ============   ============         ===========   ====

                                                    PUTNAM VT INTERNATIONAL GROWTH
                                                         FUND - CLASS IB SHARES
                                                    ------------------------------
                                                            2001        2000
                                                        -------------   ----
OPERATIONS:
   Net investment income (loss) .................       $     (13,670)  $ --
   Realized gain (loss) .........................             657,535     --
   Change in unrealized gain (loss)
      on investments ............................              25,317     --
                                                        -------------   ----

      Net increase (decrease) in net assets
         resulting from operations ..............             669,182     --
                                                        -------------   ----

UNIT TRANSACTIONS:
   Participant purchase payments ................             125,972     --
   Participant transfers from other
      Travelers accounts ........................         105,129,105     --
   Administrative charges .......................                 (15)    --
   Contract surrenders ..........................              (6,235)    --
   Participant transfers to other
      Travelers accounts ........................        (105,040,280)    --
   Other payments to participants ...............                  --     --
                                                        -------------   ----

      Net increase (decrease) in net assets
         resulting from unit transactions .......             208,547     --
                                                        -------------   ----

         Net increase (decrease) in net assets...             877,729     --

NET ASSETS:
      Beginning of year .........................                  --     --
                                                        -------------   ----
      End of year ...............................       $     877,729   $ --
                                                        =============   ====

                        See Notes to Financial Statements

                                      -36-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

PUTNAM VT SMALL CAP VALUE FUND    PUTNAM VT VOYAGER II FUND
      - CLASS IB SHARES               - CLASS IB SHARES               CAPITAL FUND             HIGH YIELD BOND FUND
------------------------------   ---------------------------   --------------------------   -------------------------
         2001      2000                  2001      2000            2001          2000           2001         2000
       ---------   ----                ---------   ----        ------------   -----------   -----------   -----------

       $  (3,908)  $ --                $    (741)  $ --        $    (53,372)  $   (40,827)  $   321,604   $   238,150
         (28,466)    --                     (103)    --             200,391       562,326       (58,683)      (54,614)

          83,718     --                  (11,712)    --            (157,345)      261,888      (149,980)     (226,405)
       ---------   ----                ---------   ----        ------------   -----------   -----------   -----------

          51,344     --                  (12,556)    --             (10,326)      783,387       112,941       (42,869)
       ---------   ----                ---------   ----        ------------   -----------   -----------   -----------

         386,269     --                  133,058     --           7,335,863     2,744,129       872,268       539,859

         769,410     --                    9,767     --           9,066,805     2,344,560     1,530,013       741,574
             (43)    --                       (2)    --              (2,350)         (515)         (698)         (421)
          (4,745)    --                       --     --            (442,356)     (321,704)     (145,226)     (413,609)

        (283,164)    --                       --     --          (2,869,044)     (427,720)     (662,518)     (814,939)
              --     --                       --     --             (55,627)      (30,408)      (66,902)       (6,751)
       ---------   ----                ---------   ----        ------------   -----------   -----------   -----------

         867,727     --                  142,823     --          13,033,291     4,308,342     1,526,937        45,713
       ---------   ----                ---------   ----        ------------   -----------   -----------   -----------

         919,071     --                  130,267     --          13,022,965     5,091,729     1,639,878         2,844

              --     --                       --     --           8,749,341     3,657,612     3,185,793     3,182,949
       ---------   ----                ---------   ----        ------------   -----------   -----------   -----------
       $ 919,071   $ --                $ 130,267   $ --        $ 21,772,306   $ 8,749,341   $ 4,825,671   $ 3,185,793
       =========   ====                =========   ====        ============   ===========   ===========   ===========

                        See Notes to Financial Statements

                                      -37-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                           INVESTORS FUND            SMALL CAP GROWTH FUND
                                                    ---------------------------   --------------------------
                                                        2001           2000           2001          2000
                                                    ------------   ------------   ------------   -----------
OPERATIONS:
   Net investment income (loss) .................   $   (107,474)  $    (65,838)  $    (50,080)  $    (6,500)
   Realized gain (loss) .........................        290,804        627,484       (493,243)       55,539
   Change in unrealized gain (loss)
      on investments ............................     (1,386,061)     1,087,732        449,829       (78,906)
                                                    ------------   ------------   ------------   -----------

      Net increase (decrease) in net assets
         resulting from operations ..............     (1,202,731)     1,649,378        (93,494)      (29,867)
                                                    ------------   ------------   ------------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ................      3,550,522      3,466,931      1,796,227     1,319,258
   Participant transfers from other
      Travelers accounts ........................     10,457,433      4,138,133     13,977,623       972,443
   Administrative charges .......................         (4,343)        (1,515)          (542)          (13)
   Contract surrenders ..........................     (1,602,701)      (840,486)      (270,954)      (10,876)
   Participant transfers to other
      Travelers accounts ........................     (2,028,685)    (1,423,657)   (12,020,751)     (221,495)
   Other payments to participants ...............       (258,375)      (221,056)       (57,229)           --
                                                    ------------   ------------   ------------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .......     10,113,851      5,118,350      3,424,374     2,059,317
                                                    ------------   ------------   ------------   -----------

         Net increase (decrease) in net assets...      8,911,120      6,767,728      3,330,880     2,029,450

NET ASSETS:
      Beginning of year .........................     16,586,946      9,819,218      2,029,450            --
                                                    ------------   ------------   ------------   -----------
      End of year ...............................   $ 25,498,066   $ 16,586,946   $  5,360,330   $ 2,029,450
                                                    ============   ============   ============   ===========

                                                         STRATEGIC BOND FUND
                                                      --------------------------
                                                          2001          2000
                                                      ------------   -----------
OPERATIONS:
   Net investment income (loss) ...................   $    294,260   $   247,554
   Realized gain (loss) ...........................         (3,339)       (9,318)
   Change in unrealized gain (loss)
      on investments ..............................         60,086        23,589
                                                      ------------   -----------

      Net increase (decrease) in net assets
         resulting from operations ................        351,007       261,825
                                                      ------------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ..................      1,709,101       765,609
   Participant transfers from other
      Travelers accounts ..........................      4,302,707     1,089,569
   Administrative charges .........................           (934)         (415)
   Contract surrenders ............................       (621,118)     (230,136)
   Participant transfers to other
      Travelers accounts ..........................       (631,492)     (432,787)
   Other payments to participants .................       (189,844)      (14,736)
                                                      ------------   -----------

      Net increase (decrease) in net assets
         resulting from unit transactions .........      4,568,420     1,177,104
                                                      ------------   -----------

         Net increase (decrease) in net assets.....      4,919,427     1,438,929

NET ASSETS:
   Beginning of year ..............................      5,232,352     3,793,423
                                                      ------------   -----------
   End of year ....................................   $ 10,151,779   $ 5,232,352
                                                      ============   ===========

                        See Notes to Financial Statements

                                      -38-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES
                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                              DISCIPLINED MID CAP STOCK    DISCIPLINED SMALL CAP STOCK
CONVERTIBLE BOND PORTFOLIO            PORTFOLIO                      PORTFOLIO              EQUITY INCOME PORTFOLIO
--------------------------   ---------------------------   ---------------------------   ---------------------------
    2001           2000          2001           2000            2001          2000           2001          2000
------------   -----------   ------------   ------------    -----------   -----------    ------------   ------------

$     70,710   $    18,697   $   (156,605)  $   (158,388)   $   (20,266)  $   (23,584)   $   (208,020)  $   (191,880)
     518,493       384,944        984,516      1,626,805       (324,983)      121,470         261,093        268,101

    (974,411)      (31,561)    (1,702,055)       187,329         47,936      (283,878)     (5,093,418)     4,438,088
------------   -----------   ------------   ------------    -----------   -----------    ------------   ------------

    (385,208)      372,080       (874,144)     1,655,746       (297,313)     (185,992)     (5,040,345)     4,514,309
------------   -----------   ------------   ------------    -----------   -----------    ------------   ------------

   3,049,485     3,948,812        849,626      2,053,177        189,821       521,605       4,028,454      4,796,239

   7,465,844     3,878,739      3,127,158      8,418,941        624,101     1,610,774      11,062,839     11,232,144
      (2,720)         (531)        (2,868)        (1,525)          (539)         (272)        (13,473)        (9,063)
  (1,055,737)     (434,746)      (844,428)      (917,974)       (42,864)      (30,258)     (4,642,927)    (4,063,414)

  (1,862,725)     (731,004)    (2,698,340)    (6,414,350)    (2,574,942)   (1,064,462)     (7,620,600)    (7,800,868)
    (170,593)      (69,764)      (199,040)      (161,919)       (25,543)           --      (1,352,450)      (927,087)
------------   -----------   ------------   ------------    -----------   -----------    ------------   ------------

   7,423,554     6,591,506        232,108      2,976,350     (1,829,966)    1,037,387       1,461,843      3,227,951
------------   -----------   ------------   ------------    -----------   -----------    ------------   ------------

   7,038,346     6,963,586       (642,036)     4,632,096     (2,127,279)      851,395      (3,578,502)     7,742,260

   9,809,379     2,845,793     14,984,736     10,352,640      2,127,279     1,275,884      62,529,354     54,787,094
------------   -----------   ------------   ------------    -----------   -----------    ------------   ------------
$ 16,847,725   $ 9,809,379   $ 14,342,700   $ 14,984,736    $        --   $ 2,127,279    $ 58,950,852   $ 62,529,354
============   ===========   ============   ============    ===========   ===========    ============   ============

                        See Notes to Financial Statements

                                      -39-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                     FEDERATED HIGH YIELD PORTFOLIO     FEDERATED STOCK PORTFOLIO
                                                     ------------------------------   ----------------------------
                                                          2001            2000            2001            2000
                                                     -------------    -------------   ------------    ------------
OPERATIONS:
   Net investment income (loss) ..................    $  2,160,191    $  1,959,541    $    (34,266)   $    (55,798)
   Realized gain (loss) ..........................        (647,440)       (344,216)        853,013       1,015,296
   Change in unrealized gain (loss)
      on investments .............................      (1,377,626)     (3,915,572)       (829,972)       (585,568)
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets
         resulting from operations ...............         135,125      (2,300,247)        (11,225)        373,930
                                                      ------------    ------------    ------------    ------------
UNIT TRANSACTIONS:
   Participant purchase payments .................         987,033       1,704,461         571,078         928,906
   Participant transfers from other
      Travelers accounts .........................       1,855,108       2,809,175       3,046,276       4,385,127
   Administrative charges ........................          (3,914)         (2,946)         (4,183)         (2,865)
   Contract surrenders ...........................      (1,486,540)     (2,465,365)     (1,388,127)     (1,397,681)
   Participant transfers to other
      Travelers accounts .........................      (1,834,955)     (4,194,462)     (3,026,024)     (5,424,007)
   Other payments to participants ................        (570,430)       (798,662)       (544,755)       (326,359)
                                                      ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets
         resulting from unit transactions ........      (1,053,698)     (2,947,799)     (1,345,735)     (1,836,879)
                                                      ------------    ------------    ------------    ------------
         Net increase (decrease) in net assets ...        (918,573)     (5,248,046)     (1,356,960)     (1,462,949)

NET ASSETS:
   Beginning of year .............................      21,385,244      26,633,290      20,888,608      22,351,557
                                                      ------------    ------------    ------------    ------------
   End of year ...................................    $ 20,466,671    $ 21,385,244    $ 19,531,648    $ 20,888,608
                                                      ============    ============    ============    ============

                                                         LARGE CAP PORTFOLIO
                                                     ----------------------------
                                                         2001            2000
                                                     ------------    ------------
OPERATIONS:
   Net investment income (loss) ..................   $   (487,437)   $   (820,260)
   Realized gain (loss) ..........................     (1,758,285)      4,955,668
   Change in unrealized gain (loss)
      on investments .............................     (8,941,741)    (15,287,680)
                                                     ------------    ------------
      Net increase (decrease) in net assets
         resulting from operations ...............    (11,187,463)    (11,152,272)
                                                     ------------    ------------
UNIT TRANSACTIONS:
   Participant purchase payments .................      2,882,752      10,981,564
   Participant transfers from other
      Travelers accounts .........................      5,982,154      12,846,475
   Administrative charges ........................        (12,630)         (8,300)
   Contract surrenders ...........................     (4,139,096)     (3,912,684)
   Participant transfers to other
      Travelers accounts .........................     (5,778,785)     (6,285,060)
   Other payments to participants ................     (1,437,390)       (736,849)
                                                     ------------    ------------
      Net increase (decrease) in net assets
         resulting from unit transactions ........     (2,502,995)     12,885,146
                                                     ------------    ------------
         Net increase (decrease) in net assets ...    (13,690,458)      1,732,874

NET ASSETS:
   Beginning of year .............................     61,284,648      59,551,774
                                                     ------------    ------------
   End of year ...................................   $ 47,594,190    $ 61,284,648
                                                     ============    ============

                        See Notes to Financial Statements

                                      -40-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

     LAZARD INTERNATIONAL             MFS EMERGING GROWTH              MFS MID CAP GROWTH
        STOCK PORTFOLIO                    PORTFOLIO                        PORTFOLIO               MFS RESEARCH PORTFOLIO
------------------------------    ----------------------------    ----------------------------    --------------------------
    2001              2000            2001            2000            2001            2000            2001          2000
-------------    -------------    ------------    ------------    ------------    ------------    -----------    -----------

$    (428,217)   $     506,117    $   (602,285)   $   (989,280)   $   (324,071)   $   (243,794)   $   (26,899)   $   (24,726)
   (7,804,939)      (2,026,098)      5,492,109       4,636,897       3,985,059       1,326,950         50,082         46,822

     (706,451)      (1,463,941)    (28,442,418)    (20,630,965)    (10,542,328)     (1,485,625)      (564,116)      (206,590)
-------------    -------------    ------------    ------------    ------------    ------------    -----------    -----------

   (8,939,607)      (2,983,922)    (23,552,594)    (16,983,348)     (6,881,340)       (402,469)      (540,933)      (184,494)
-------------    -------------    ------------    ------------    ------------    ------------    -----------    -----------

    2,513,597        7,288,670       1,891,761      14,379,105       3,089,753      10,043,254        390,184        966,838

  500,963,824      502,893,541       5,928,586      12,099,847       7,860,403      10,855,373        285,839        735,212
       (6,817)          (4,944)        (10,452)         (8,455)         (5,550)         (1,908)          (733)          (405)
   (2,006,056)      (2,561,434)     (3,096,038)     (3,886,031)     (1,906,441)       (705,743)       (97,642)      (157,984)

 (501,867,582)    (502,343,436)     (8,585,370)     (4,848,055)     (5,025,215)     (2,104,027)      (201,676)       (76,391)
     (476,535)        (368,632)       (643,597)       (455,748)       (259,294)       (231,342)       (14,992)       (22,442)
-------------    -------------    ------------    ------------    ------------    ------------    -----------    -----------

     (879,569)       4,903,765      (4,515,110)     17,280,663       3,753,656      17,855,607        360,980      1,444,828
-------------    -------------    ------------    ------------    ------------    ------------    -----------    -----------

   (9,819,176)       1,919,843     (28,067,704)        297,315      (3,127,684)     17,453,138       (179,953)     1,260,334

   38,741,643       36,821,800      63,597,123      63,299,808      25,049,036       7,595,898      2,120,765        860,431
-------------    -------------    ------------    ------------    ------------    ------------    -----------    -----------
$  28,922,467    $  38,741,643    $ 35,529,419    $ 63,597,123    $ 21,921,352    $ 25,049,036    $ 1,940,812    $ 2,120,765
=============    =============    ============    ============    ============    ============    ===========    ===========

                        See Notes to Financial Statements

                                      -41-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                         MFS VALUE               STRATEGIC                TRAVELERS QUALITY
                                                         PORTFOLIO            STOCK PORTFOLIO               BOND PORTFOLIO
                                                     -----------------   ------------------------    ----------------------------
                                                       2001       2000       2001          2000          2001            2000
                                                     --------    -----   -----------    ---------    ------------    ------------
OPERATIONS:
   Net investment income (loss) ..................   $    180    $  --   $     8,771    $   1,168    $    775,479    $  1,073,046
   Realized gain (loss) ..........................     (1,685)      --       (27,647)       1,395         282,280          31,950
   Change in unrealized gain (loss)
      on investments .............................         39       --       (15,032)      20,393         675,302         532,585
                                                     --------    -----   -----------    ---------    ------------    ------------

      Net increase (decrease) in net assets
         resulting from operations ...............     (1,466)      --       (33,908)      22,956       1,733,061       1,637,581
                                                     --------    -----   -----------    ---------    ------------    ------------

UNIT TRANSACTIONS:
   Participant purchase payments .................        500       --        36,443      114,489       5,928,186       4,625,712
   Participant transfers from other
      Travelers accounts .........................     66,739       --     2,235,371      181,940      14,150,170       4,784,697
   Administrative charges ........................         --       --          (219)        (107)         (5,118)         (3,064)
   Contract surrenders ...........................       (215)      --       (63,266)    (337,903)     (2,301,703)     (2,222,125)
   Participant transfers to other
      Travelers accounts .........................    (65,059)      --    (2,541,646)     (40,205)     (6,221,760)     (4,916,856)
   Other payments to participants ................         --       --            --           --      (1,005,739)     (1,233,603)
                                                     --------    -----   -----------    ---------    ------------    ------------

      Net increase (decrease) in net assets
         resulting from unit transactions ........      1,965       --      (333,317)     (81,786)     10,544,036       1,034,761
                                                     --------    -----   -----------    ---------    ------------    ------------

         Net increase (decrease) in net assets ...        499       --      (367,225)     (58,830)     12,277,097       2,672,342

NET ASSETS:
      Beginning of year ..........................         --       --       367,225      426,055      32,069,602      29,397,260
                                                     --------    -----   -----------    ---------    ------------    ------------
      End of year ................................   $    499    $  --   $        --    $ 367,225    $ 44,346,699    $ 32,069,602
                                                     ========    =====   ===========    =========    ============    ============

                        See Notes to Financial Statements

                                      -42-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

  ACTIVE INTERNATIONAL           EMERGING MARKETS                                           GLOBAL VALUE EQUITY
  ALLOCATION PORTFOLIO           EQUITY PORTFOLIO           EQUITY GROWTH PORTFOLIO              PORTFOLIO
------------------------    --------------------------    --------------------------    ---------------------------
    2001         2000           2001           2000           2001           2000            2001           2000
-----------    ---------    -----------    -----------    -----------    -----------    ------------    -----------

$    19,858    $  (1,182)   $   (37,896)   $   (40,253)   $   (54,059)   $    (7,813)   $    (23,147)   $    68,662
   (116,554)      15,720       (298,853)       450,322       (162,160)        89,705         (42,877)       538,467

   (145,178)     (29,167)       114,053     (2,042,002)      (307,262)      (380,187)       (720,815)       183,866
-----------    ---------    -----------    -----------    -----------    -----------    ------------    -----------

   (241,874)     (14,629)      (222,696)    (1,631,933)      (523,481)      (298,295)       (786,839)       790,995
-----------    ---------    -----------    -----------    -----------    -----------    ------------    -----------

  1,894,681      482,708        567,850      1,111,126      1,766,194      1,902,826       1,369,285      1,881,299

  1,479,348       83,914        449,305      2,029,868      2,984,709        686,478       2,060,137      2,515,963
       (232)          (4)          (651)          (359)          (758)           (29)         (1,666)          (974)
    (12,992)      (2,050)      (114,723)      (221,870)      (146,760)        (5,441)       (456,901)      (588,033)

 (1,276,448)          --       (313,586)      (433,134)      (550,717)      (195,682)       (690,928)      (689,155)
     (5,999)          --         (7,994)        (7,223)      (102,179)            --        (200,185)      (161,612)
-----------    ---------    -----------    -----------    -----------    -----------    ------------    -----------

  2,078,358      564,568        580,201      2,478,408      3,950,489      2,388,152       2,079,742      2,957,488
-----------    ---------    -----------    -----------    -----------    -----------    ------------    -----------

  1,836,484      549,939        357,505        846,475      3,427,008      2,089,857       1,292,903      3,748,483

    549,939           --      2,608,947      1,762,472      2,089,857             --       8,770,144      5,021,661
-----------    ---------    -----------    -----------    -----------    -----------    ------------    -----------
$ 2,386,423    $ 549,939    $ 2,966,452    $ 2,608,947    $ 5,516,865    $ 2,089,857    $ 10,063,047    $ 8,770,144
===========    =========    ===========    ===========    ===========    ===========    ============    ===========

                        See Notes to Financial Statements

                                      -43-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                MID CAP GROWTH PORTFOLIO        MID CAP VALUE PORTFOLIO
                                                               --------------------------    ----------------------------
                                                                   2001           2000           2001            2000
                                                               -----------    -----------    ------------    ------------
OPERATIONS:
   Net investment income (loss) ............................   $   (62,632)   $   (11,707)   $   (205,275)   $   (124,675)
   Realized gain (loss) ....................................      (276,581)         6,642        (141,928)      1,695,989
   Change in unrealized gain (loss)
      on investments .......................................    (1,090,612)      (383,799)        (95,758)       (709,171)
                                                               -----------    -----------    ------------    ------------

      Net increase (decrease) in net assets
         resulting from operation ..........................    (1,429,825)      (388,864)       (442,961)        862,143
                                                               -----------    -----------    ------------    ------------

UNIT TRANSACTIONS:
   Participant purchase payments ...........................     1,907,124      2,723,111       3,136,769       3,020,845
   Participant transfers from other
      Travelers accounts ...................................     3,206,299        933,739       5,690,450       3,355,531
   Administrative charges ..................................          (880)           (22)         (3,172)         (1,511)
   Contract surrenders .....................................      (187,218)       (17,581)       (640,456)       (445,820)
   Participant transfers to other
      Travelers accounts ...................................      (638,034)       (96,773)     (1,643,421)       (709,055)
   Other payments to participants ..........................      (132,332)            --        (319,733)        (76,850)
                                                               -----------    -----------    ------------    ------------

      Net increase (decrease) in net assets
         resulting from unit transactions ..................     4,154,959      3,542,474       6,220,437       5,143,140
                                                               -----------    -----------    ------------    ------------

         Net increase (decrease) in net assets .............     2,725,134      3,153,610       5,777,476       6,005,283

NET ASSETS:
      Beginning of year ....................................     3,153,610             --      13,107,457       7,102,174
                                                               -----------    -----------    ------------    ------------
      End of year ..........................................   $ 5,878,744    $ 3,153,610    $ 18,884,933    $ 13,107,457
                                                               ===========    ===========    ============    ============

                                                                  TECHNOLOGY PORTFOLIO
                                                               --------------------------
                                                                  2001           2000
                                                               -----------    -----------
OPERATIONS:
   Net investment income (loss) ............................   $   (65,116)   $   (25,120)
   Realized gain (loss) ....................................      (748,740)           712
   Change in unrealized gain (loss)
      on investments .......................................    (2,421,395)    (1,893,105)
                                                               -----------    -----------

      Net increase (decrease) in net assets
         resulting from operation ..........................    (3,235,251)    (1,917,513)
                                                               -----------    -----------

UNIT TRANSACTIONS:
   Participant purchase payments ...........................     1,255,825      5,157,477
   Participant transfers from other
      Travelers accounts ...................................     2,736,060      2,228,011
   Administrative charges ..................................        (1,078)           (55)
   Contract surrenders .....................................      (168,291)       (16,244)
   Participant transfers to other
      Travelers accounts ...................................      (614,879)       (72,813)
   Other payments to participants ..........................      (197,201)            --
                                                               -----------    -----------

      Net increase (decrease) in net assets
         resulting from unit transactions ..................     3,010,436      7,296,376
                                                               -----------    -----------

         Net increase (decrease) in net assets .............      (224,815)     5,378,863

NET ASSETS:
      Beginning of year ....................................     5,378,863             --
                                                               -----------    -----------
      End of year ..........................................   $ 5,154,048    $ 5,378,863
                                                               ===========    ===========

                        See Notes to Financial Statements

                                      -44-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               AIM CAPITAL APPRECIATION
U.S. REAL ESTATE PORTFOLIO           VALUE PORTFOLIO                   PORTFOLIO            ALLIANCE GROWTH PORTFOLIO
--------------------------    ---------------------------    ---------------------------    -----------------------------
   2001            2000           2001            2000           2001           2000            2001             2000
-----------    -----------    ------------    -----------    -----------    ------------    ------------    -------------

$   122,035    $   138,258    $    (26,699)   $   (15,190)   $   (11,964)   $     (1,036)   $ (1,043,799)   $  (1,452,318)
     77,040         33,998         720,659        113,384        175,183             (24)      9,196,995        9,640,040

     84,572        291,379        (615,121)     1,663,126       (378,432)        (58,271)    (21,924,003)     (31,193,625)
-----------    -----------    ------------    -----------    -----------    ------------    ------------    -------------

    283,647        463,635          78,839      1,761,320       (215,213)        (59,331)    (13,770,807)     (23,005,903)
-----------    -----------    ------------    -----------    -----------    ------------    ------------    -------------

    751,004        812,098       2,651,416      1,386,352        312,255         355,730       4,404,811       16,726,303

  1,694,474      1,532,895       4,845,579      2,135,612        651,772         299,086       8,785,075       21,243,050
       (512)          (186)         (2,341)        (1,009)          (205)             (1)        (21,122)         (14,757)
   (175,699)      (162,085)       (363,330)      (285,287)        (6,398)         (4,021)     (5,847,692)      (8,121,968)

   (575,408)    (1,011,406)     (1,737,545)      (653,731)       (88,931)            (23)    (13,611,369)      (9,712,887)
   (100,228)        (9,020)        (98,029)       (14,837)        (8,458)             --      (2,862,953)      (1,914,984)
-----------    -----------    ------------    -----------    -----------    ------------    ------------    -------------

  1,593,631      1,162,296       5,295,750      2,567,100        860,035         650,771      (9,153,250)      18,204,757
-----------    -----------    ------------    -----------    -----------    ------------    ------------    -------------

  1,877,278      1,625,931       5,374,589      4,328,420        644,822         591,440     (22,924,057)      (4,801,146)

  2,870,204      1,244,273       9,582,885      5,254,465        591,440              --      98,457,904      103,259,050
-----------    -----------    ------------    -----------    -----------    ------------    ------------    -------------
$ 4,747,482    $ 2,870,204    $ 14,957,474    $ 9,582,885    $ 1,236,262    $    591,440    $ 75,533,847    $  98,457,904
===========    ===========    ============    ===========    ===========    ============    ============    =============

                        See Notes to Financial Statements

                                      -45-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                               PUTNAM DIVERSIFIED INCOME   SMITH BARNEY AGGRESSIVE
                                                  MFS TOTAL RETURN PORTFOLIO           PORTFOLIO               GROWTH PORTFOLIO
                                                 ---------------------------   -------------------------   -----------------------
                                                     2001           2000           2001         2000             2001      2000
                                                 ------------   ------------   -----------   -----------     -----------   ----
OPERATIONS:
   Net investment income (loss) ..............   $  1,104,418   $    958,091   $   377,117   $   379,864     $   (26,835)  $ --
   Realized gain (loss) ......................      3,056,080      2,260,455      (105,611)      (50,104)        (14,089)    --
   Change in unrealized gain (loss)
      on investments .........................     (5,234,163)     7,117,993      (118,720)     (425,279)        (10,489)    --
                                                 ------------   ------------   -----------   -----------     -----------   ----

      Net increase (decrease) in net assets
         resulting from operations ...........     (1,073,665)    10,336,539       152,786       (95,519)        (51,413)    --
                                                 ------------   ------------   -----------   -----------     -----------   ----

UNIT TRANSACTIONS:
   Participant purchase payments .............      8,936,974      7,284,895       426,709       438,443       1,859,367     --
   Participant transfers from other
      Travelers accounts .....................     11,825,400      6,890,988       767,749     1,058,195       4,787,304     --
   Administrative charges ....................        (17,022)       (10,614)       (1,656)       (1,171)           (379)    --
   Contract surrenders .......................     (5,792,245)    (5,290,055)     (318,251)     (226,168)        (38,708)    --
   Participant transfers to other
      Travelers accounts .....................     (4,228,826)    (8,385,849)     (641,466)     (433,040)        (86,099)    --
   Other payments to participants ............     (1,825,029)    (1,536,438)        5,013       (36,187)             --     --
                                                 ------------   ------------   -----------   -----------     -----------   ----

      Net increase (decrease) in net assets ..
         resulting from unit transactions ....      8,899,252     (1,047,073)      238,098       800,072       6,521,485     --
                                                 ------------   ------------   -----------   -----------     -----------   ----

         Net increase (decrease) in net assets     7,825,587      9,289,466       390,884       704,553       6,470,072     --

NET ASSETS:
      Beginning of year ......................     80,884,153     71,594,687     5,458,166     4,753,613              --     --
                                                 ------------   ------------   -----------   -----------     -----------   ----
      End of year ............................   $ 88,709,740   $ 80,884,153   $ 5,849,050   $ 5,458,166     $ 6,470,072   $ --
                                                 ============   ============   ===========   ===========     ===========   ====

                        See Notes to Financial Statements

                                      -46-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

SMITH BARNEY LARGE
  CAPITALIZATION                               COMSTOCK PORTFOLIO -
 GROWTH PORTFOLIO      COMSTOCK PORTFOLIO        CLASS II SHARES      DOMESTIC INCOME PORTFOLIO
------------------   -----------------------   --------------------   -------------------------
   2001     2000        2001         2000          2001       2000        2001         2000
 --------   ----     ----------   ----------   -----------   ------    ----------   ----------

 $ (3,138)   $--     $  (40,443)  $      694   $   (79,141)  $   (1)   $  191,414   $  165,316
   (2,137)    --        137,886       30,807       (23,690)      --        (3,509)     (26,131)

    6,287     --       (227,022)     464,234      (240,580)     (37)      104,472        2,538
 --------   ----     ----------   ----------   -----------   ------    ----------   ----------

    1,012     --       (129,579)     495,735      (343,411)     (38)      292,377      141,723
 --------   ----     ----------   ----------   -----------   ------    ----------   ----------

  423,830     --         59,936      836,934     6,683,359    6,302         8,047      553,139

  447,829     --      2,071,076      869,556    10,576,022       --       725,674      563,769
      (36)    --           (554)         (93)         (701)      --          (595)        (307)
     (620)    --       (127,882)     (39,588)     (161,353)      --       (86,090)     (88,699)

  (19,105)    --       (942,002)     (56,106)     (778,779)      --      (109,932)    (310,506)
       --     --             --           --       (24,696)      --       (39,143)          --
 --------   ----     ----------   ----------   -----------   ------    ----------   ----------

  851,898     --      1,060,574    1,610,703    16,293,852    6,302       497,961      717,396
 --------   ----     ----------   ----------   -----------   ------    ----------   ----------

  852,910     --        930,995    2,106,438    15,950,441    6,264       790,338      859,119

       --     --      2,649,533      543,095         6,264       --     3,189,923    2,330,804
 --------   ----     ----------   ----------   -----------   ------    ----------   ----------
 $852,910    $--     $3,580,528   $2,649,533   $15,956,705   $6,264    $3,980,261   $3,189,923
 ========   ====     ==========   ==========   ===========   ======    ==========   ==========

                        See Notes to Financial Statements

                                      -47-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                            DOMESTIC INCOME PORTFOLIO -                                 EMERGING GROWTH PORTFOLIO -
                                                  CLASS II SHARES          EMERGING GROWTH PORTFOLIO          CLASS II SHARES
                                            ---------------------------   ---------------------------   ---------------------------
                                                    2001      2000            2001           2000            2001         2000
                                                -----------   ----        ------------   ------------     -----------   --------
OPERATIONS:
   Net investment income (loss) ............    $    (8,142)  $ --        $   (210,827)  $   (266,147)    $   (37,447)  $     (5)
   Realized gain (loss) ....................          2,003     --            (969,689)       613,614         (59,614)        --
   Change in unrealized gain (loss)
    on investments ........................          65,326     --          (5,914,895)    (4,464,124)       (481,843)      (299)
                                                -----------   ----        ------------   ------------     -----------   --------

    Net increase (decrease) in net assets
     resulting from operations .............         59,187     --          (7,095,411)    (4,116,657)       (578,904)      (304)
                                                -----------   ----        ------------   ------------     -----------   --------

UNIT TRANSACTIONS:
   Participant purchase payments ...........      1,208,627     --             385,617      9,707,408       2,979,224     12,708
   Participant transfers from other
    Travelers accounts .....................      2,885,535     --           2,835,132      9,077,716       3,492,190     22,141
   Administrative charges ..................           (140)    --              (4,434)        (2,040)           (427)        --
   Contract surrenders .....................        (55,972)    --            (744,582)    (1,482,619)        (38,665)        --
   Participant transfers to other
    Travelers accounts .....................        (72,041)    --          (2,826,430)    (2,253,604)       (352,910)        --
   Other payments to participants ..........             --     --            (232,358)       (91,433)         (1,794)        --
                                                -----------   ----        ------------   ------------     -----------   --------

    Net increase (decrease) in net assets
     resulting from unit transactions ......      3,966,009     --            (587,055)    14,955,428       6,077,618     34,849
                                                -----------   ----        ------------   ------------     -----------   --------

    Net increase (decrease) in net assets...      4,025,196     --          (7,682,466)    10,838,771       5,498,714     34,545

NET ASSETS:
    Beginning of year ...................                --     --          21,646,854     10,808,083          34,545         --
                                                -----------   ----        ------------   ------------     -----------   --------
    End of year .........................       $ 4,025,196   $ --        $ 13,964,388   $ 21,646,854     $ 5,533,259   $ 34,545
                                                ===========   ====        ============   ============     ===========   ========

                        See Notes to Financial Statements

                                      -48-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                              ENTERPRISE PORTFOLIO -                               GOVERNMENT PORTFOLIO -
   ENTERPRISE PORTFOLIO          CLASS II SHARES          GOVERNMENT PORTFOLIO        CLASS II SHARES
---------------------------   ----------------------   -------------------------   ----------------------
    2001           2000          2001         2000         2001          2000            2001      2000
------------   ------------   -----------   -------    -----------   -----------     -----------   ----

$   (158,208)  $   (176,827)  $   (20,410)  $    --    $   140,386   $    85,813     $   (18,124)  $ --
    (496,266)     1,165,927         4,204        --         23,898       (19,437)          7,769     --

  (3,038,565)    (4,146,626)      (59,776)      (30)        21,521       151,344          87,765     --
------------   ------------   -----------   -------    -----------   -----------     -----------   ----

  (3,693,039)    (3,157,526)      (75,982)      (30)       185,805       217,720          77,410     --
------------   ------------   -----------   -------    -----------   -----------     -----------   ----

      89,949      5,639,988     1,521,949     1,621        117,482       541,408       2,217,282     --

   2,398,253      8,042,637     2,084,299        --      2,218,629       948,600       6,293,943     --
      (3,448)        (1,939)         (259)       --           (446)         (259)           (321)    --
    (595,506)      (662,992)      (70,942)       --       (101,245)      (75,349)        (69,756)    --

  (2,532,689)    (1,698,722)     (292,104)       --     (1,046,812)     (744,650)       (324,780)    --
    (231,406)      (223,434)       (2,012)       --       (145,883)           --        (133,223)    --
------------   ------------   -----------   -------    -----------   -----------     -----------   ----

    (874,847)    11,095,538     3,240,931     1,621      1,041,725       669,750       7,983,145     --
------------   ------------   -----------   -------    -----------   -----------     -----------   ----

  (4,567,886)     7,938,012     3,164,949     1,591      1,227,530       887,470       8,060,555     --

  16,398,658      8,460,646         1,591        --      2,673,602     1,786,132              --     --
------------   ------------   -----------   -------    -----------   -----------     -----------   ----
$ 11,830,772   $ 16,398,658   $ 3,166,540   $ 1,591    $ 3,901,132   $ 2,673,602     $ 8,060,555   $ --
============   ============   ===========   =======    ===========   ===========     ===========   ====

                        See Notes to Financial Statements

                                      -49-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                             GROWTH AND INCOME PORTFOLIO -
                                               GROWTH AND INCOME PORTFOLIO        CLASS II SHARES
                                               ---------------------------   -----------------------------
                                                   2001           2000              2001         2000
                                               ------------   ------------      ------------   --------
OPERATIONS:
   Net investment income (loss) ............   $   (200,690)  $    (10,682)     $    (64,591)  $     (6)
   Realized gain (loss) ....................        124,982        918,872            (9,096)        --
   Change in unrealized gain (loss)
    on investments .........................     (1,011,767)       908,883            36,508        181
                                               ------------   ------------      ------------   --------

    Net increase (decrease) in net assets
     resulting from operations .............     (1,087,475)     1,817,073           (37,179)       175
                                               ------------   ------------      ------------   --------

UNIT TRANSACTIONS:
   Participant purchase payments ...........        249,478      3,550,711         3,196,630     17,883
   Participant transfers from other
    Travelers accounts .....................      2,670,018      4,050,454         7,636,120     22,124
   Administrative charges ..................         (3,029)        (1,336)             (761)        --
   Contract surrenders .....................       (575,197)    (1,155,474)          (88,662)        --
   Participant transfers to other
    Travelers accounts .....................       (697,839)      (275,216)         (349,485)        --
   Other payments to participants ..........       (180,514)      (307,429)          (20,600)        --
                                               ------------   ------------      ------------   --------

    Net increase (decrease) in net assets
     resulting from unit transactions ......      1,462,917      5,861,710        10,373,242     40,007
                                               ------------   ------------      ------------   --------

     Net increase (decrease) in net assets..        375,442      7,678,783        10,336,063     40,182

NET ASSETS:
    Beginning of year ......................     14,839,211      7,160,428            40,182         --
                                               ------------   ------------      ------------   --------
    End of year ............................   $ 15,214,653   $ 14,839,211      $ 10,376,245   $ 40,182
                                               ============   ============      ============   ========

                                                 VAN KAMPEN MONEY MARKET
                                                         PORTFOLIO
                                               --------------------------
                                                   2001          2000
                                               ------------   -----------
OPERATIONS:
   Net investment income (loss) ............   $    167,277   $   282,251
   Realized gain (loss) ....................             --            --
   Change in unrealized gain (loss)
    on investments .........................             --            --
                                               ------------   -----------

    Net increase (decrease) in net assets
     resulting from operations .............        167,277       282,251
                                               ------------   -----------

UNIT TRANSACTIONS:
   Participant purchase payments ...........        572,926     2,908,658
   Participant transfers from other
    Travelers accounts .....................      9,844,507     4,639,064
   Administrative charges ..................           (920)         (460)
   Contract surrenders .....................     (1,298,490)     (669,737)
   Participant transfers to other
    Travelers accounts .....................     (4,321,613)   (8,417,000)
   Other payments to participants ..........       (679,723)      (49,535)
                                               ------------   -----------

    Net increase (decrease) in net assets
     resulting from unit transactions ......      4,116,687    (1,589,010)
                                               ------------   -----------

     Net increase (decrease) in net assets..      4,283,964    (1,306,759)

NET ASSETS:
    Beginning of year ......................      6,377,754     7,684,513
                                               ------------   -----------
    End of year ............................   $ 10,661,718   $ 6,377,754
                                               ============   ===========

                        See Notes to Financial Statements

                                      -50-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                            DYNAMIC CAPITAL
MONEY MARKET PORTFOLIO -   CONTRAFUND(R) PORTFOLIO -         APPRECIATION          MID CAP PORTFOLIO - SERVICE
 CLASS II SHARES               SERVICE CLASS 2        PORTFOLIO - SERVICE CLASS 2              CLASS 2
------------------------   ------------------------   ---------------------------  ---------------------------
      2001       2000         2001         2000              2001     2000                2001      2000
  ------------   ----      ----------   -----------        --------   ----            -----------   ----
  $     27,026   $ --      $  (46,810)  $  (14,948)        $   (427)  $ --            $    (9,169)  $ --
            --     --         (19,099)      (1,468)             (47)    --                  1,364     --

            --     --        (518,946)    (126,328)          (4,105)    --                 83,928     --
  ------------   ----      ----------   ----------         --------   ----            -----------   ----

        27,026     --        (584,855)    (142,744)          (4,579)    --                 76,123     --
  ------------   ----      ----------   ----------         --------   ----            -----------   ----

     3,005,308     --       2,610,932    2,614,757           72,890     --                706,113     --

     9,991,113     --       2,815,543    1,013,079               --     --              1,167,983     --
          (498)    --          (1,455)         (95)              --     --                    (95)    --
      (154,354)    --        (478,791)     (18,912)              --     --                (15,571)    --

    (2,300,974)    --        (368,146)     (35,918)              --     --                (94,220)    --
            --     --         (42,704)          --               --     --                     --     --
  ------------   ----      ----------   ----------         --------   ----            -----------   ----

    10,540,595     --       4,535,379    3,572,911           72,890     --              1,764,210     --
  ------------   ----      ----------   ----------         --------   ----            -----------   ----

    10,567,621     --       3,950,524    3,430,167           68,311     --              1,840,333     --

            --     --       3,430,167           --               --     --                     --     --
  ------------   ----      ----------   -----------        --------   ----            -----------   ----
  $ 10,567,621   $ --      $7,380,691   $ 3,430,167        $ 68,311   $ --            $ 1,840,333   $ --
  ============   ====      ==========   ===========        ========   ====            ===========   ====

                        See Notes to Financial Statements

                                      -51-

                            THE TRAVELERS FUND ABD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                               COMBINED
                                                   ----------------------------------
                                                        2001               2000
                                                   ---------------    ---------------
OPERATIONS:
   Net investment income (loss) ................   $     2,019,954    $     2,441,030
   Realized gain (loss) ........................        (5,363,073)        49,516,085
   Change in unrealized gain (loss)
      on investments ...........................      (141,292,843)      (141,916,341)
                                                   ---------------    ---------------

      Net increase (decrease) in net assets
         resulting from operations .............      (144,635,962)       (89,959,226)
                                                   ---------------    ---------------

UNIT TRANSACTIONS:
   Participant purchase payments ...............       175,414,856        261,754,379
   Participant transfers from other
      Travelers accounts .......................     1,774,517,697      1,313,828,311
   Administrative charges ......................          (229,576)          (128,844)
   Contract surrenders .........................       (90,605,323)       (77,343,773)
   Participant transfers to other
      Travelers accounts .......................    (1,610,931,808)    (1,213,277,590)
   Other payments to participants ..............       (22,217,487)       (14,881,473)
                                                   ---------------    ---------------

      Net increase (decrease) in net assets
         resulting from unit transactions ......       225,948,359        269,951,010
                                                   ---------------    ---------------

         Net increase (decrease) in net assets .        81,312,397        179,991,784

NET ASSETS:
   Beginning of year ...........................     1,043,405,310        863,413,526
                                                   ---------------    ---------------
   End of year .................................   $ 1,124,717,707    $ 1,043,405,310
                                                   ===============    ===============

                        See Notes to Financial Statements

                                      -52-

                          NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Fund ABD II for Variable Annuities ("Fund ABD II") is a
     separate account of The Travelers Life and Annuity Company ("Travelers
     Life"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by
     Travelers Life. Fund ABD II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund ABD II includes the
     Portfolio Architect, Portfolio Architect Select, Travelers Access,
     Travelers Access Select, Travelers Premier Advisers, and Travelers Premier
     Advisers II products.

     Participant purchase payments applied to Fund ABD II are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2001, the investments comprising Fund ABD II were:

        Capital Appreciation Fund, Massachusetts business trust, affiliate of The Travelers
        Money Market Portfolio, Massachusetts business trust, affiliate of The Travelers
        AIM Variable Insurance Funds, Inc., Delaware business trust
            AIM V.I. Value Fund
        Alliance Variable Product Series Fund, Inc., Maryland business trust
            Premier Growth Portfolio - Class B
        Credit Suisse Warburg Pincus Trust, Massachusetts business trust (formerly Warburg Pincus Trust)
            Credit Suisse Trust Emerging Markets Portfolio (formerly Emerging Markets Portfolio)
        Delaware Group Premium Fund, Inc.,  Maryland business trust
            REIT Series
        Dreyfus Variable Investment Fund, Maryland business trust
            Appreciation Portfolio - Initial Class
            Small Cap Portfolio - Initial Class
        Greenwich Street Series Fund, Massachusetts business trust, affiliate of The Travelers
            Appreciation Portfolio
            Diversified Strategic Income Portfolio
            Equity Index Portfolio - Class II Shares
            Fundamental Value Portfolio (formerly Total Return Portfolio)
        Janus Aspen Series, Delaware business trust
            Balanced Portfolio - Service Shares
            Global Life Sciences Portfolio - Service Shares
            Global Technology Portfolio - Service Shares
            Strategic Value Portfolio - Service Shares
            Capital Appreciation Portfolio - Service Shares
            Worldwide Growth Portfolio - Service Shares
        PIMCO Variable Insurance Trust, Massachusetts business trust
            Total Return Bond Portfolio
        Putnam Variable Trust, Massachusetts business trust
            Putnam VT International Growth Fund - Class IB Shares
            Putnam VT Small Cap Value Fund - Class IB Shares
            Putnam VT Voyager II Fund - Class IB Shares
        Salomon Brothers Variable Series Fund Inc., Maryland business trust, affiliate of The Travelers
            Capital Fund
            High Yield Bond Fund
            Investors Fund
            Small Cap Growth Fund
            Strategic Bond Fund

                                      -53-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

        The Travelers Series Trust, Massachusetts business trust, affiliate of The Travelers
            Convertible Bond Portfolio
            Disciplined Mid Cap Stock Portfolio
            Equity Income Portfolio
            Federated High Yield Portfolio
            Federated Stock Portfolio
            Large Cap Portfolio
            Lazard International Stock Portfolio
            MFS Emerging Growth Portfolio
            MFS Mid Cap Growth Portfolio
            MFS Research Portfolio
            MFS Value Portfolio
            Travelers Quality Bond Portfolio
        The Universal Institutional Funds, Inc., Maryland business trust
            Active International Allocation Portfolio
            Emerging Markets Equity Portfolio
            Equity Growth Portfolio
            Global Value Equity Portfolio
            Mid Cap Growth Portfolio
            Mid Cap Value Portfolio
            Technology Portfolio
            U.S. Real Estate Portfolio
            Value Portfolio
        Travelers Series Fund Inc., Maryland business trust, affiliate of The Travelers
            AIM Capital Appreciation Portfolio
            Alliance Growth Portfolio
            MFS Total Return Portfolio
            Putnam Diversified Income Portfolio
            Smith Barney Aggressive Growth Portfolio
            Smith Barney Large Capitalization Growth Portfolio
        Van Kampen Life Investment Trust, Delaware business trust
            Comstock Portfolio
            Comstock Portfolio - Class II Shares
            Domestic Income Portfolio
            Domestic Income Portfolio - Class II Shares
            Emerging Growth Portfolio
            Emerging Growth Portfolio - Class II Shares
            Enterprise Portfolio
            Enterprise Portfolio - Class II Shares
            Government Portfolio
            Government Portfolio - Class II Shares
            Growth and Income Portfolio
            Growth and Income Portfolio - Class II Shares
            Money Market Portfolio
            Money Market Portfolio - Class II Shares
        Variable Insurance Products Fund II, Massachusetts business trust
            Contrafund(R) Portfolio - Service Class 2
        Variable Insurance Products Fund III, Massachusetts business trust
            Dynamic Capital Appreciation Portfolio - Service Class 2
            Mid Cap Portfolio - Service Class 2

                                      -54-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Not all funds may be available in all states or to all contract owners.

     Effective October 26, 2001, the assets of Strategic Stock Portfolio of The
     Travelers Series Trust were combined into Investors Fund of Salomon
     Brothers Variable Series Fund Inc. At the effective date Fund ABD II held
     42,200 shares of Strategic Stock Portfolio having a market value of
     $377,786, which were exchanged for 30,915 shares of Investors Fund equal in value.

     Effective October 26, 2001, the assets of Disciplined Small Cap Stock
     Portfolio of The Travelers Series Trust were liquidated. At the effective date, Fund ABD II held 163,321 shares of Disciplined Small Cap Stock
     Portfolio having a market value of $1,433,940, which were used to purchase
     1,433,940 shares of Money Market Portfolio equal in value.

     The following is a summary of significant accounting policies consistently followed by Fund ABD II in the preparation of its financial statements.

     SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date. In 2001, net dividend income and realized gain (loss) distributions were disclosed separately as net investment income and realized gain (loss) on the Statement of Changes in
     Net Assets. Prior year information has been reclassified for comparative purposes.

     FEDERAL INCOME TAXES. The operations of Fund ABD II form a part of the total operations of The Travelers and are not taxed separately. The
     Travelers is taxed as a life insurance company under the Internal Revenue
     Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund ABD II. Fund ABD
     II is not taxed as a "regulated investment company" under Subchapter M of the Code.

     FINANCIAL HIGHLIGHTS. In 2001, Fund ABD II adopted the financial highlights disclosure recommended by the AICPA Audit Guide for Investment Companies.
     It is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each sub-account. As each sub-account offers multiple contract charges, certain information is provided in the form of a range. In certain instances, the range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

     OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
     Actual results could differ from those estimates.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments were $1,827,140,863 and $1,558,740,432, respectively, for the year ended
     December 31, 2001. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $1,269,031,518 at December 31, 2001. Gross unrealized appreciation for all investments at December 31, 2001 was $7,708,395. Gross unrealized depreciation for all investments at December 31, 2001 was
     $151,926,719.

                                      -55-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

3.   CONTRACT CHARGES

     Insurance charges are paid for the mortality and expense risks assumed by
     The Travelers. Each business day, The Travelers deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. For all contracts, other than those issued by
     Travelers Premier Advisers II, this charge equals, on an annual basis,
     1.25% of the amount held in each funding option (price 1). For contracts issued by Travelers Premier Advisers II, this charge equals, on an annual basis, 1.35% of the amount held in each funding option (price 2).

     Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.15% of the amounts held in each funding option.

     For contract owners who elect the Enhanced Stepped - Up Provision, there is an additional charge, on an annual basis, of 0.20% of the amounts held in each funding option (price 3 and 4). This charge is also deducted each business day and reflected in the calculation of accumulation and annuity values.

     For contracts in the accumulation phase with a contract value less than
     $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to Travelers Life to cover contract administrative charges.

     No sales charge is deducted from participant purchase payments when they are received. However, Travelers Life generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within seven years of its payment date. Contract surrender payments include $1,472,840 and $1,064,256 of contingent deferred sales charges for the years ended December 31, 2001 and 2000, respectively.

                                      -56-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY

                                                                          DECEMBER 31, 2001
                                                     -----------------------------------------------------------
                                                     ACCUMULATION   ANNUITY   UNIT     ACCUMULATION    ANNUITY
                                                        UNITS        UNITS    VALUE     NET ASSETS    NET ASSETS
                                                     ------------   -------   ------   ------------   ----------
Capital Appreciation Fund
      Price 1 ....................................    53,409,421     9,547    $1.739    $92,899,827     $16,605
      Price 2 ....................................            --        --     1.118             --          --
      Price 3 ....................................       336,154        --     1.737        583,800          --
      Price 4 ....................................            --        --     1.118             --          --

Money Market Portfolio
      Price 1 ....................................    58,256,805        --     1.187     69,145,807          --
      Price 2 ....................................            --        --     1.002             --          --
      Price 3 ....................................       360,510        --     1.185        427,227          --
      Price 4 ....................................            --        --     1.001             --          --

AIM Variable Insurance Funds, Inc.
   AIM V.I. Value Fund
      Price 1 ....................................     3,727,475        --     0.755      2,813,468          --
      Price 2 ....................................            --        --     1.143             --          --
      Price 3 ....................................       241,521        --     0.754        182,014          --
      Price 4 ....................................            --        --     1.143             --          --

Alliance Variable Product Series Fund, Inc.
   Premier Growth Portfolio - Class B
      Price 1 ....................................    18,982,017        --     0.640     12,147,694          --
      Price 2 ....................................            --        --     1.184             --          --
      Price 3 ....................................       324,584        --     0.639        207,398          --
      Price 4 ....................................            --        --     1.183             --          --

Credit Suisse Warburg Pincus Trust
   Credit Suisse Trust Emerging Markets Portfolio
      Price 1 ....................................     4,624,645        --     0.789      3,650,324          --
      Price 2 ....................................            --        --     1.210             --          --
      Price 3 ....................................        20,143        --     0.788         15,875          --
      Price 4 ....................................            --        --     1.209             --          --

Delaware Group Premium Fund
   REIT Series
      Price 1 ....................................     2,866,778        --     1.203      3,448,296          --
      Price 2 ....................................            --        --     1.101             --          --
      Price 3 ....................................        50,526        --     1.201         60,681          --
      Price 4 ....................................            --        --     1.101             --          --

Dreyfus Variable Investment Fund, Inc.
   Appreciation Portfolio - Initial Class
      Price 1 ....................................    11,636,949        --     1.071     12,463,413          --
      Price 2 ....................................            --        --     1.116             --          --
      Price 3 ....................................       336,104        --     1.069        359,418          --
      Price 4 ....................................            --        --     1.115             --          --

                                      -57-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                         DECEMBER 31, 2001
                                                     -----------------------------------------------------------
                                                     ACCUMULATION   ANNUITY   UNIT     ACCUMULATION    ANNUITY
                                                        UNITS        UNITS    VALUE     NET ASSETS    NET ASSETS
                                                     ------------   -------   ------   ------------   ----------
Dreyfus Variable Investment Fund (continued)
   Small Cap Portfolio - Initial Class
      Price 1 ....................................    19,065,688         --   $1.094    $20,856,630     $    --
      Price 2 ....................................            --         --    1.186             --          --
      Price 3 ....................................        96,701         --    1.092        105,621          --
      Price 4 ....................................            --         --    1.186             --          --

Greenwich Street Series Fund
   Appreciation Portfolio
      Price 1 ....................................    26,819,131         --    1.330     35,681,246          --
      Price 2 ....................................            --         --    1.138             --          --
      Price 3 ....................................        73,102         --    1.328         97,107          --
      Price 4 ....................................            --         --    1.137             --          --
   Diversified Strategic Income Portfolio
      Price 1 ....................................    24,171,258     15,407    1.138     27,501,027      17,530
      Price 2 ....................................            --         --    1.013             --          --
      Price 3 ....................................         6,846         --    1.136          7,777          --
      Price 4 ....................................            --         --    1.012             --          --
   Equity Index Portfolio - Class II Shares
      Price 1 ....................................    16,104,947         --    0.848     13,659,089          --
      Price 2 ....................................            --         --    1.142             --          --
      Price 3 ....................................       422,599         --    0.847        357,868          --
      Price 4 ....................................            --         --    1.142             --          --
   Fundamental Value Portfolio
      Price 1 ....................................    18,253,433         --    1.272     23,218,873          --
      Price 2 ....................................            --         --    1.174             --          --
      Price 3 ....................................       230,090         --    1.270        292,227          --
      Price 4 ....................................            --         --    1.173             --          --

Janus Aspen Series
   Balanced Portfolio - Service Shares
      Price 1 ....................................    12,635,819         --    0.911     11,516,094          --
      Price 2 ....................................       136,938         --    1.069        146,352          --
      Price 3 ....................................     1,393,717         --    0.910      1,268,250          --
      Price 4 ....................................       152,780         --    1.068        163,195          --
   Global Life Sciences Portfolio - Service Shares
      Price 1 ....................................     3,200,999         --    0.931      2,980,944          --
      Price 2 ....................................            --         --    1.142             --          --
      Price 3 ....................................        95,078         --    0.930         88,405          --
      Price 4 ....................................            --         --    1.141             --          --
   Global Technology Portfolio - Service Shares
      Price 1 ....................................     9,044,726         --    0.415      3,753,973          --
      Price 2 ....................................            --         --    1.278             --          --
      Price 3 ....................................       175,237         --    0.414         72,619          --
      Price 4 ....................................            --         --    1.277             --          --

                                      -58-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                 DECEMBER 31, 2001
                                                           -----------------------------------------------------------
                                                           ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                              UNITS        UNITS     VALUE    NET ASSETS    NET ASSETS
                                                           ------------   -------   ------   ------------   ----------
Janus Aspen Series (continued)
   Strategic Value Portfolio - Service Shares
      Price 1 ..........................................       749,723       --     $0.925    $   693,542      $--
      Price 2 ..........................................        52,096       --      1.132         58,952       --
      Price 3 ..........................................       338,809       --      0.924        312,938       --
      Price 4 ..........................................        51,520       --      1.131         58,269       --
   Capital Appreciation Portfolio - Service Shares
      Price 1 ..........................................     2,849,671       --      0.672      1,914,237       --
      Price 2 ..........................................        98,632       --      1.137        112,110       --
      Price 3 ..........................................       989,729       --      0.671        663,819       --
      Price 4 ..........................................        11,435       --      1.136         12,990       --
   Worldwide Growth Portfolio - Service Shares
      Price 1 ..........................................    22,841,930       --      0.609     13,908,555       --
      Price 2 ..........................................       121,009       --      1.168        141,386       --
      Price 3 ..........................................     2,406,047       --      0.608      1,462,770       --
      Price 4 ..........................................       168,839       --      1.168        197,164       --

PIMCO Variable Insurance Trust
   Total Return Bond Portfolio
      Price 1 ..........................................     5,336,214       --      1.053      5,618,451       --
      Price 2 ..........................................            --       --      1.004             --       --
      Price 3 ..........................................       103,986       --      1.051        109,340       --
      Price 4 ..........................................            --       --      1.003             --       --

Putnam Variable Trust
   Putnam VT International Growth Fund - Class IB Shares
      Price 1 ..........................................       999,717       --      0.857        857,101       --
      Price 2 ..........................................            --       --      1.139             --       --
      Price 3 ..........................................        24,093       --      0.856         20,628       --
      Price 4 ..........................................            --       --      1.138             --       --
   Putnam VT Small Cap Value Fund - Class IB Shares
      Price 1 ..........................................       816,572       --      1.088        888,830       --
      Price 2 ..........................................            --       --      1.222             --       --
      Price 3 ..........................................        27,820       --      1.087         30,241       --
      Price 4 ..........................................            --       --      1.221             --       --
   Putnam VT Voyager II Fund - Class IB Shares
      Price 1 ..........................................       154,441       --      0.806        124,452       --
      Price 2 ..........................................            --       --      1.234             --       --
      Price 3 ..........................................         7,226       --      0.805          5,815       --
      Price 4 ..........................................            --       --      1.234             --       --

                                      -59-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                       DECEMBER 31, 2001
                                                     -----------------------------------------------------------
                                                     ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                        UNITS        UNITS     VALUE    NET ASSETS    NET ASSETS
                                                     ------------   -------   ------   ------------   ----------
Salomon Brothers Variable Series Fund Inc.
   Capital Fund
      Price 1 ....................................    12,398,140        --    $1.529    $18,955,675     $   --
      Price 2 ....................................       243,597        --     1.128        274,868         --
      Price 3 ....................................     1,558,759        --     1.527      2,379,522         --
      Price 4 ....................................       143,861        --     1.128        162,241         --
   High Yield Bond Fund
      Price 1 ....................................     3,941,691        --     1.055      4,156,544         --
      Price 2 ....................................        86,775        --     1.038         90,115         --
      Price 3 ....................................       540,917        --     1.053        569,516         --
      Price 4 ....................................         9,149        --     1.038          9,496         --
   Investors Fund
      Price 1 ....................................    19,646,073        --     1.216     23,896,885         --
      Price 2 ....................................       191,902        --     1.135        217,736         --
      Price 3 ....................................     1,037,329        --     1.214      1,259,825         --
      Price 4 ....................................       109,011        --     1.134        123,620         --
   Small Cap Growth Fund
      Price 1 ....................................     4,642,573        --     0.903      4,191,422         --
      Price 2 ....................................       199,757        --     1.257        250,997         --
      Price 3 ....................................       940,675        --     0.901        847,956         --
      Price 4 ....................................        55,704        --     1.256         69,955         --
   Strategic Bond Fund
      Price 1 ....................................     7,447,350        --     1.145      8,527,934         --
      Price 2 ....................................       100,718        --     1.015        102,217         --
      Price 3 ....................................     1,288,247        --     1.143      1,472,878         --
      Price 4 ....................................        48,061        --     1.014         48,750         --

The Travelers Series Trust
   Convertible Bond Portfolio
      Price 1 ....................................    12,986,021        --     1.270     16,492,932         --
      Price 2 ....................................            --        --     1.030             --         --
      Price 3 ....................................       279,787        --     1.268        354,793         --
      Price 4 ....................................            --        --     1.029             --         --
   Disciplined Mid Cap Stock Portfolio
      Price 1 ....................................     8,489,614        --     1.677     14,241,028         --
      Price 2 ....................................            --        --     1.195             --         --
      Price 3 ....................................        60,704        --     1.675        101,672         --
      Price 4 ....................................            --        --     1.195             --         --
   Equity Income Portfolio
      Price 1 ....................................    37,809,816     3,111     1.521     57,525,513      4,733
      Price 2 ....................................       108,076        --     1.131        122,239         --
      Price 3 ....................................       841,328        --     1.519      1,278,054         --
      Price 4 ....................................        17,969        --     1.130         20,313         --

                                      -60-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                       DECEMBER 31, 2001
                                                     -----------------------------------------------------------
                                                     ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                        UNITS        UNITS     VALUE    NET ASSETS    NET ASSETS
                                                     ------------   -------   ------   ------------   ----------
The Travelers Series Trust (continued)
   Federated High Yield Portfolio
      Price 1 ....................................    18,636,158     11,062   $1.089    $20,299,791     $12,049
      Price 2 ....................................            --         --    1.037             --          --
      Price 3 ....................................       142,360         --    1.088        154,831          --
      Price 4 ....................................            --         --    1.037             --          --
   Federated Stock Portfolio
      Price 1 ....................................    12,210,400     10,863    1.592     19,434,962      17,290
      Price 2 ....................................            --         --    1.156             --          --
      Price 3 ....................................        49,959         --    1.589         79,396          --
      Price 4 ....................................            --         --    1.155             --          --
   Large Cap Portfolio
      Price 1 ....................................    31,920,493     12,917    1.459     46,586,702      18,852
      Price 2 ....................................        70,360         --    1.139         80,111          --
      Price 3 ....................................       580,647         --    1.457        846,122          --
      Price 4 ....................................        54,837         --    1.138         62,403          --
   Lazard International Stock Portfolio
      Price 1 ....................................    31,135,028     10,100    0.928     28,884,080       9,370
      Price 2 ....................................            --         --    1.060             --          --
      Price 3 ....................................        31,327         --    0.926         29,017          --
      Price 4 ....................................            --         --    1.059             --          --
   MFS Emerging Growth Portfolio
      Price 1 ....................................    25,825,528         --    1.371     35,407,539          --
      Price 2 ....................................            --         --    1.220             --          --
      Price 3 ....................................        89,035         --    1.369        121,880          --
      Price 4 ....................................            --         --    1.219             --          --
   MFS Mid Cap Growth Portfolio
      Price 1 ....................................    16,854,809         --    1.295     21,827,507          --
      Price 2 ....................................            --         --    1.223             --          --
      Price 3 ....................................        72,577         --    1.293         93,845          --
      Price 4 ....................................            --         --    1.222             --          --
   MFS Research Portfolio
      Price 1 ....................................     2,090,679         --    0.915      1,912,974          --
      Price 2 ....................................            --         --    1.152             --          --
      Price 3 ....................................        30,471         --    0.914         27,838          --
      Price 4 ....................................            --         --    1.152             --          --
   MFS Value Portfolio
      Price 1 ....................................           500         --    0.997            499          --
      Price 2 ....................................            --         --    1.127             --          --
      Price 3 ....................................            --         --    0.996             --          --
      Price 4 ....................................            --         --    1.127             --          --

                                      -61-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                       DECEMBER 31, 2001
                                                     -----------------------------------------------------------
                                                     ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                        UNITS        UNITS     VALUE    NET ASSETS    NET ASSETS
                                                     ------------   -------   ------   ------------   ----------
The Travelers Series Trust  (continued)
   Travelers Quality Bond Portfolio
      Price 1 ....................................    35,205,769       --     $1.257    $44,240,422      $--
      Price 2 ....................................            --       --      0.980             --       --
      Price 3 ....................................        84,704       --      1.255        106,277       --
      Price 4 ....................................            --       --      0.980             --       --

The Universal Institutional Funds, Inc. ..........
   Active International Allocation Portfolio
      Price 1 ....................................     2,321,630       --      0.724      1,681,782       --
      Price 2 ....................................        43,759       --      1.076         47,092       --
      Price 3 ....................................       878,176       --      0.723        635,163       --
      Price 4 ....................................        20,813       --      1.076         22,386       --
   Emerging Markets Equity Portfolio
      Price 1 ....................................     3,202,246       --      0.820      2,626,113       --
      Price 2 ....................................        55,899       --      1.272         71,126       --
      Price 3 ....................................       237,107       --      0.819        194,147       --
      Price 4 ....................................        59,028       --      1.272         75,066       --
   Equity Growth Portfolio
      Price 1 ....................................     5,808,229       --      0.688      3,998,768       --
      Price 2 ....................................       133,010       --      1.168        155,326       --
      Price 3 ....................................     1,876,512       --      0.687      1,289,918       --
      Price 4 ....................................        62,420       --      1.167         72,853       --
   Global Value Equity Portfolio
      Price 1 ....................................     8,990,510       --      1.025      9,211,907       --
      Price 2 ....................................        70,802       --      1.101         77,967       --
      Price 3 ....................................       738,742       --      1.023        755,763       --
      Price 4 ....................................        15,818       --      1.101         17,410       --
   Mid Cap Growth Portfolio
      Price 1 ....................................     7,985,971       --      0.600      4,791,611       --
      Price 2 ....................................       139,943       --      1.181        165,332       --
      Price 3 ....................................     1,418,290       --      0.599        849,660       --
      Price 4 ....................................        61,096       --      1.181         72,141       --
   Mid Cap Value Portfolio
      Price 1 ....................................    12,284,770       --      1.288     15,819,173       --
      Price 2 ....................................       168,541       --      1.215        204,707       --
      Price 3 ....................................     2,072,609       --      1.286      2,664,769       --
      Price 4 ....................................       161,693       --      1.214        196,284       --
   Technology Portfolio
      Price 1 ....................................    12,911,565       --      0.330      4,260,063       --
      Price 2 ....................................        66,791       --      1.350         90,195       --
      Price 3 ....................................     2,263,429       --      0.329        745,665       --
      Price 4 ....................................        43,066       --      1.350         58,125       --
   U.S. Real Estate Portfolio
      Price 1 ....................................     3,245,254       --      1.184      3,841,960       --
      Price 2 ....................................        81,155       --      1.103         89,535       --
      Price 3 ....................................       575,965       --      1.182        680,811       --
      Price 4 ....................................       122,590       --      1.103        135,176       --

                                      -62-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                        DECEMBER 31, 2001
                                                      -----------------------------------------------------------
                                                      ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                         UNITS        UNITS     VALUE    NET ASSETS    NET ASSETS
                                                      ------------   -------   ------   ------------   ----------
The Universal Institutional Funds, Inc. (continued)
   Value Portfolio
      Price 1 .....................................    12,306,001         --   $1.059    $13,030,121     $    --
      Price 2 .....................................       217,212         --    1.155        250,949          --
      Price 3 .....................................     1,524,824         --    1.057      1,612,047          --
      Price 4 .....................................        55,735         --    1.155         64,357          --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio
      Price 1 .....................................     2,101,669         --    0.588      1,236,262          --
      Price 2 .....................................            --         --    1.208             --          --
      Price 3 .....................................            --         --    0.587             --          --
      Price 4 .....................................            --         --    1.207             --          --
   Alliance Growth Portfolio
      Price 1 .....................................    49,957,444      6,829    1.508     75,345,835      10,299
      Price 2 .....................................            --         --    1.149             --          --
      Price 3 .....................................       118,014         --    1.506        177,713          --
      Price 4 .....................................            --         --    1.149             --          --
   MFS Total Return Portfolio
      Price 1 .....................................    58,911,806     43,162    1.496     88,116,469      64,558
      Price 2 .....................................            --         --    1.082             --          --
      Price 3 .....................................       354,027         --    1.493        528,713          --
      Price 4 .....................................            --         --    1.081             --          --
   Putnam Diversified Income Portfolio
      Price 1 .....................................     5,471,566         --    1.069      5,849,050          --
      Price 2 .....................................            --         --    1.026             --          --
      Price 3 .....................................            --         --    1.067             --          --
      Price 4 .....................................            --         --    1.025             --          --
   Smith Barney Aggressive Growth Portfolio
      Price 1 .....................................     6,698,010         --    0.945      6,328,951          --
      Price 2 .....................................            --         --    1.214             --          --
      Price 3 .....................................       149,550         --    0.944        141,121          --
      Price 4 .....................................            --         --    1.213             --          --
   Smith Barney Large Capitalization Growth Portfolio
      Price 1 .....................................       928,528         --    0.908        842,720          --
      Price 2 .....................................            --         --    1.182             --          --
      Price 3 .....................................        11,243         --    0.906         10,190          --
      Price 4 .....................................            --         --    1.182             --          --

Van Kampen Life Investment Trust
   Comstock Portfolio
      Price 1 .....................................     3,175,023         --    1.128      3,580,528          --
      Price 2 .....................................            --         --    1.097             --          --
      Price 3 .....................................            --         --    1.126             --          --
      Price 4 .....................................            --         --    1.096             --          --

                                      -63-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                       DECEMBER 31, 2001
                                                     -----------------------------------------------------------
                                                     ACCUMULATION   ANNUITY    UNIT    ACCUMULATION    ANNUITY
                                                        UNITS        UNITS     VALUE    NET ASSETS    NET ASSETS
                                                     ------------   -------   ------   ------------   ----------
Van Kampen Life Investment Trust (continued)
   Comstock Portfolio - Class II Shares
      Price 1 ....................................     8,766,086       --     $1.024    $ 8,977,262       $--
      Price 2 ....................................       454,712       --      1.095        497,922        --
      Price 3 ....................................     5,630,049       --      1.023      5,756,736        --
      Price 4 ....................................       662,240       --      1.094        724,785        --
   Domestic Income Portfolio
      Price 1 ....................................     3,566,483       --      1.116      3,980,261        --
      Price 2 ....................................            --       --      1.015             --        --
      Price 3 ....................................            --       --      1.114             --        --
      Price 4 ....................................            --       --      1.014             --        --
   Domestic Income Portfolio - Class II Shares
      Price 1 ....................................     1,921,091       --      1.083      2,080,527        --
      Price 2 ....................................       176,478       --      1.014        178,891        --
      Price 3 ....................................     1,477,358       --      1.081      1,597,502        --
      Price 4 ....................................       166,095       --      1.013        168,276        --
   Emerging Growth Portfolio
      Price 1 ....................................     9,617,726       --      1.452     13,964,388        --
      Price 2 ....................................            --       --      1.135             --        --
      Price 3 ....................................            --       --      1.450             --        --
      Price 4 ....................................            --       --      1.135             --        --
   Emerging Growth Portfolio - Class II Shares
      Price 1 ....................................     4,736,674       --      0.664      3,147,267        --
      Price 2 ....................................       110,625       --      1.135        125,531        --
      Price 3 ....................................     2,877,751       --      0.663      1,909,159        --
      Price 4 ....................................       309,755       --      1.134        351,302        --
   Enterprise Portfolio
      Price 1 ....................................    13,325,467       --      0.888     11,830,772        --
      Price 2 ....................................            --       --      1.190             --        --
      Price 3 ....................................            --       --      0.886             --        --
      Price 4 ....................................            --       --      1.190             --        --
   Enterprise Portfolio - Class II Shares
      Price 1 ....................................     2,530,977       --      0.781      1,975,436        --
      Price 2 ....................................        93,156       --      1.189        110,791        --
      Price 3 ....................................     1,289,753       --      0.779      1,005,099        --
      Price 4 ....................................        63,275       --      1.189         75,214        --
   Government Portfolio
      Price 1 ....................................     3,329,608       --      1.172      3,901,132        --
      Price 2 ....................................            --       --      0.999             --        --
      Price 3 ....................................            --       --      1.170             --        --
      Price 4 ....................................            --       --      0.999             --        --
   Government Portfolio - Class II Shares
      Price 1 ....................................     5,139,233       --      1.055      5,423,257        --
      Price 2 ....................................       224,652       --      0.998        224,226        --
      Price 3 ....................................     2,195,620       --      1.054      2,313,384        --
      Price 4 ....................................        99,931       --      0.998         99,688        --

                                      -64-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.   NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                       DECEMBER 31, 2001
                                                     -------------------------------------------------------------
                                                     ACCUMULATION   ANNUITY    UNIT     ACCUMULATION     ANNUITY
                                                        UNITS        UNITS     VALUE     NET ASSETS     NET ASSETS
                                                     ------------   -------   ------   --------------   ----------
Van Kampen Life Investment Trust  (continued)
   Growth and Income Portfolio
      Price 1 ....................................    12,134,238       --     $1.254   $   15,214,653    $     --
      Price 2 ....................................            --       --      1.117               --          --
      Price 3 ....................................            --       --      1.252               --          --
      Price 4 ....................................            --       --      1.116               --          --
   Growth and Income Portfolio - Class II Shares
      Price 1 ....................................     7,010,204       --      0.960        6,727,854          --
      Price 2 ....................................       141,987       --      1.116          158,486          --
      Price 3 ....................................     3,526,966       --      0.958        3,379,665          --
      Price 4 ....................................        98,817       --      1.116          110,240          --
   Money Market Portfolio
      Price 1 ....................................     9,461,724       --      1.127       10,661,718          --
      Price 2 ....................................            --       --      1.001               --          --
      Price 3 ....................................            --       --      1.125               --          --
      Price 4 ....................................            --       --      1.001               --          --
   Money Market Portfolio - Class II Shares
      Price 1 ....................................     7,227,474       --      1.022        7,384,771          --
      Price 2 ....................................       297,756       --      1.001          297,986          --
      Price 3 ....................................     2,802,694       --      1.020        2,859,277          --
      Price 4 ....................................        25,581       --      1.000           25,587          --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2
      Price 1 ....................................     8,215,904       --      0.796        6,541,238          --
      Price 2 ....................................       124,958       --      1.120          139,920          --
      Price 3 ....................................       812,432       --      0.795          645,829          --
      Price 4 ....................................        47,986       --      1.119           53,704          --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -
   Service Class 2
      Price 1 ....................................       101,442       --      0.673           68,311          --
      Price 2 ....................................            --       --      1.213               --          --
      Price 3 ....................................            --       --      0.672               --          --
      Price 4 ....................................            --       --      1.213               --          --
   Mid Cap Portfolio - Service Class 2
      Price 1 ....................................     1,308,941       --      0.999        1,308,025          --
      Price 2 ....................................        56,344       --      1.125           63,370          --
      Price 3 ....................................       422,120       --      0.998          421,169          --
      Price 4 ....................................        42,495       --      1.124           47,769          --
                                                                                       --------------   ---------
Net Contract Owners' Equity ......................                                     $1,124,546,421    $171,286
                                                                                       ==============   =========

                                      -65-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   STATEMENT OF INVESTMENTS

                                                                                   FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                         -------------------------------------------------------
                                                                           NO. OF        MARKET        COST OF        PROCEEDS
                                                                           SHARES        VALUE        PURCHASES      FROM SALES
                                                                         ----------   ------------   ------------   ------------
INVESTMENTS
   CAPITAL APPRECIATION FUND (8.3%)
         Total (Cost $123,018,806)                                        1,550,766   $ 93,511,173   $ 15,657,199   $ 31,926,025
                                                                         ----------   ------------   ------------   ------------

   MONEY MARKET PORTFOLIO (6.2%)
         Total (Cost $69,545,175)                                        69,545,175     69,545,175    727,951,746    695,886,083
                                                                         ----------   ------------   ------------   ------------

   AIM VARIABLE INSURANCE FUNDS, INC. (0.3%)
      AIM V.I. Value Fund
         Total (Cost $3,225,229)                                            128,301      2,995,833      3,128,332        237,985
                                                                         ----------   ------------   ------------   ------------

   ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (1.1%)
      Premier Growth Portfolio - Class B
         Total (Cost $16,282,429)                                           494,261     12,356,533      8,215,497      3,305,593
                                                                         ----------   ------------   ------------   ------------

   CREDIT SUISSE WARBURG PINCUS TRUST (0.3%)
      Credit Suisse Trust Emerging Markets Portfolio
         Total (Cost $3,566,842)                                            434,957      3,666,685     35,347,328     35,460,380
                                                                         ----------   ------------   ------------   ------------

   DELAWARE GROUP PREMIUM FUND, INC (0.3%)
      REIT Series
         Total (Cost $3,011,180)                                            299,947      3,509,382      1,335,563        543,004
                                                                         ----------   ------------   ------------   ------------

   DREYFUS VARIABLE INVESTMENT FUND (3.0%)
      Appreciation Portfolio - Initial Class (Cost $13,654,615)             366,619     12,824,329      3,050,919      3,497,426
      Small Cap Portfolio - Initial Class (Cost $25,096,112)                596,776     20,964,729     18,351,193     11,214,276
                                                                         ----------   ------------   ------------   ------------
         Total (Cost $38,750,727)                                           963,395     33,789,058     21,402,112     14,711,702
                                                                         ----------   ------------   ------------   ------------

   GREENWICH STREET SERIES FUND (9.0%)
      Appreciation Portfolio (Cost $34,796,987)                           1,652,008     35,782,496      5,250,688      4,579,011
      Diversified Strategic Income Portfolio (Cost $31,600,998)           3,015,278     27,529,492      5,102,319      3,892,341
      Equity Index Portfolio - Class II Shares (Cost $16,091,990)           497,643     14,018,594      6,848,649      1,736,291
      Fundamental Value Portfolio (Cost $24,503,343)                      1,232,381     23,513,829     15,833,974      1,471,114
                                                                         ----------   ------------   ------------   ------------
         Total (Cost $106,993,318)                                        6,397,310    100,844,411     33,035,630     11,678,757
                                                                         ----------   ------------   ------------   ------------

   JANUS ASPEN SERIES (3.5%)
      Balanced Portfolio - Service Shares (Cost $13,742,170)                561,794     13,095,424      9,476,097        946,644
      Global Life Sciences Portfolio - Service Shares (Cost $3,280,724)     396,091      3,069,706      1,723,074        925,662
      Global Technology Portfolio - Service Shares (Cost $7,167,998)        938,000      3,827,040      2,323,334      1,248,657
      Strategic Value Portfolio - Service Shares (Cost $1,130,406)          122,422      1,123,833      1,186,610         54,539
      Capital Appreciation Portfolio - Service Shares (Cost $2,924,322)     131,428      2,703,483      2,862,840        304,706
      Worldwide Growth Portfolio - Service Shares (Cost $15,847,400)        553,624     15,711,845     52,443,828     44,174,210
                                                                         ----------   ------------   ------------   ------------
         Total (Cost $44,093,020)                                         2,703,359     39,531,331     70,015,783     47,654,418
                                                                         ----------   ------------   ------------   ------------

                                      -66-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5. STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                   FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                         -------------------------------------------------------
                                                                           NO. OF        MARKET        COST OF        PROCEEDS
                                                                           SHARES        VALUE        PURCHASES      FROM SALES
                                                                         ----------   ------------   ------------   ------------
PIMCO VARIABLE INSURANCE TRUST (0.5%)
   Total Return Bond Portfolio
      Total (Cost $5,811,894)                                               579,216   $  5,728,447   $  6,012,736   $    200,780
                                                                         ----------   ------------   ------------   ------------

PUTNAM VARIABLE TRUST (0.2%)
   Putnam VT International Growth Fund - Class IB Shares (Cost $852,815)     71,046        878,132    103,110,796    102,915,515
   Putnam VT Small Cap Value Fund - Class IB Shares (Cost $835,459)          61,156        919,178      1,128,451        264,526
   Putnam VT Voyager II Fund - Class IB Shares (Cost $141,995)               26,214        130,282        142,755            657
                                                                         ----------   ------------   ------------   ------------
      Total (Cost $1,830,269)                                               158,416      1,927,592    104,382,002    103,180,698
                                                                         ----------   ------------   ------------   ------------

SALOMON BROTHERS VARIABLE SERIES FUND INC. (6.0%)
   Capital Fund (Cost $21,185,200)                                        1,442,007     21,774,299     14,793,756      1,604,847
   High Yield Bond Fund (Cost $5,402,608)                                   593,633      4,826,233      2,719,856        871,960
   Investors Fund (Cost $25,057,876)                                      1,993,827     25,501,042     12,132,369      1,881,766
   Small Cap Growth Fund (Cost $4,990,088)                                  425,815      5,361,011     15,061,855     11,687,605
   Strategic Bond Fund (Cost $10,257,616)                                 1,013,270     10,152,970      6,064,996      1,204,079
                                                                         ----------   ------------   ------------   ------------
      Total (Cost $66,893,388)                                            5,468,552     67,615,555     50,772,832     17,250,257
                                                                         ----------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (27.6%)
   Convertible Bond Portfolio (Cost $17,549,963)                          1,488,487     16,849,671     10,515,792      2,416,152
   Disciplined Mid Cap Stock Portfolio (Cost $14,364,446)                   930,848     14,344,369      4,181,556      3,141,766
   Disciplined Small Cap Stock Portfolio (Cost $0)                               --             --        864,583      2,621,021
   Equity Income Portfolio (Cost $59,052,878)                             3,933,136     58,957,707     10,708,763      9,307,155
   Federated High Yield Portfolio (Cost $26,107,139)                      2,394,038     20,469,024      4,457,824      3,354,749
   Federated Stock Portfolio (Cost $19,376,325)                           1,268,436     19,533,909      3,920,215      4,506,965
   Large Cap Portfolio (Cost $60,074,666)                                 3,444,265     47,599,745      5,566,402      8,520,064
   Lazard International Stock Portfolio (Cost $28,820,333)                3,110,339     28,926,152    483,030,233    486,104,542
   MFS Emerging Growth Portfolio (Cost $55,245,988)                       3,227,390     35,533,561     13,525,707      9,877,531
   MFS Mid Cap Growth Portfolio (Cost $31,575,302)                        2,234,853     21,923,912     13,448,519      4,897,104
   MFS Research Portfolio (Cost $2,558,664)                                 221,327      1,941,038        769,389        305,278
   MFS Value Portfolio (Cost $460)                                               46            499         67,144         64,789
   Strategic Stock Portfolio (Cost $0)                                           --             --      2,260,586      2,582,212
   Travelers Quality Bond Portfolio (Cost $42,955,582)                    3,893,923     44,351,786     16,942,911      5,633,137
                                                                         ----------   ------------   ------------   ------------
      Total (Cost $357,681,746)                                          26,147,088    310,431,373    570,259,624    543,332,465
                                                                         ----------   ------------   ------------   ------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (6.3%)
   Active International Allocation Portfolio (Cost $2,561,054)              312,396      2,386,708      3,321,980      1,223,468
   Emerging Markets Equity Portfolio (Cost $4,343,008)                      447,480      2,966,792      1,046,375        504,718
   Equity Growth Portfolio (Cost $6,204,977)                                388,285      5,517,527      4,659,247        758,775
   Global Value Equity Portfolio (Cost $10,665,897)                         829,697     10,064,219      3,188,707      1,121,314
   Mid Cap Growth Portfolio (Cost $7,353,845)                               673,475      5,879,434      4,812,535        718,703
   Mid Cap Value Portfolio (Cost $19,269,007)                             1,297,195     18,887,158      7,788,145      1,730,583
   Technology Portfolio (Cost $9,469,163)                                 1,065,013      5,154,663      3,754,822        800,597
   U.S. Real Estate Portfolio (Cost $4,459,836)                             393,050      4,748,044      2,536,974        779,728
   Value Portfolio (Cost $14,236,153)                                     1,171,436     14,959,232      7,587,172      1,710,350
                                                                         ----------   ------------   ------------   ------------
      Total (Cost $78,562,940)                                            6,578,027     70,563,777     38,695,957      9,348,236
                                                                         ----------   ------------   ------------   ------------

                                      -67-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.   STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                   FOR THE YEAR ENDED DECEMBER 31, 2001
                                                                      -------------------------------------------------------------
                                                                        NO. OF         MARKET          COST OF          PROCEEDS
                                                                        SHARES         VALUE          PURCHASES        FROM SALES
                                                                      ----------   --------------   --------------   --------------
   TRAVELERS SERIES FUND INC. (15.9%)
      AIM Capital Appreciation Portfolio (Cost $1,673,110)               120,979   $    1,236,407   $    1,237,569   $      156,260
      Alliance Growth Portfolio (Cost $104,040,421)                    4,094,452       75,542,635       18,341,285       15,984,969
      MFS Total Return Portfolio (Cost $87,646,055)                    5,318,943       88,719,971       19,418,333        6,600,223
      Putnam Diversified Income Portfolio (Cost $6,600,296)              583,222        5,849,721        1,549,195          931,595
      Smith Barney Aggressive Growth Portfolio (Cost $6,481,320)         482,178        6,470,831        6,721,526          226,117
      Smith Barney Large Capitalization Growth Portfolio
       (Cost $846,723)                                                    65,616          853,010          867,296           18,436
                                                                      ----------   --------------   --------------   --------------
         Total (Cost $207,287,925)                                    10,665,390      178,672,575       48,135,204       23,917,600
                                                                      ----------   --------------   --------------   --------------

   VAN KAMPEN LIFE INVESTMENT TRUST (10.7%)
      Comstock Portfolio (Cost $3,346,421)                               313,293        3,580,941        2,057,953        1,030,247
      Comstock Portfolio - Class II Shares (Cost $16,199,267)          1,401,111       15,958,649       16,543,491          324,397
      Domestic Income Portfolio (Cost $3,979,043)                        495,731        3,980,717          931,234          242,817
      Domestic Income Portfolio - Class II Shares (Cost $3,960,365)      501,956        4,025,690        4,110,506          152,144
      Emerging Growth Portfolio (Cost $19,912,362)                       492,455       13,966,018        2,410,577        3,181,929
      Emerging Growth Portfolio - Class II Shares (Cost $6,016,086)      195,546        5,533,944        6,407,510          366,659
      Enterprise Portfolio (Cost $17,667,675)                            794,637       11,832,149        2,739,832        2,814,307
      Enterprise Portfolio - Class II Shares (Cost $3,226,734)           212,688        3,166,927        3,543,714          297,072
      Government Portfolio (Cost $3,802,097)                             415,504        3,901,579        2,297,793        1,116,461
      Government Portfolio - Class II Shares (Cost $7,973,754)           858,522        8,061,518        8,340,973          374,988
      Growth and Income Portfolio (Cost $14,964,314)                     957,007       15,216,412        2,567,461        1,190,179
      Growth and Income Portfolio - Class II Shares
       (Cost $10,340,813)                                                653,495       10,377,502       10,716,615          387,986
      Money Market Portfolio (Cost $10,662,945)                       10,662,945       10,662,945        9,944,466        5,511,039
      Money Market Portfolio - Class II Shares (Cost $10,568,886)     10,568,886       10,568,886       12,695,942        2,127,056
                                                                      ----------   --------------   --------------   --------------
         Total (Cost $132,620,762)                                    28,523,776      120,833,877       85,308,067       19,117,281
                                                                      ----------   --------------   --------------   --------------

   VARIABLE INSURANCE PRODUCTS FUND II (0.6%)
      Contrafund(R) Portfolio - Service Class 2
         Total (Cost $8,026,822)                                         369,077        7,381,548        5,523,839          855,485
                                                                      ----------   --------------   --------------   --------------

   VARIABLE INSURANCE PRODUCTS FUND III (0.2%)
      Dynamic Capital Appreciation Portfolio -
      Service Class 2 (Cost $72,424)                                      11,218           68,319           72,878              407
      Mid Cap Portfolio - Service Class 2 (Cost $1,756,622)               94,436        1,840,550        1,888,534          133,276
                                                                      ----------   --------------   --------------   --------------
         Total (Cost $1,829,046)                                         105,654        1,908,869        1,961,412          133,683
                                                                      ----------   --------------   --------------   --------------

TOTAL INVESTMENTS (100%)
   (COST $1,269,031,518)                                                           $1,124,813,194   $1,827,140,863   $1,558,740,432
                                                                                   ==============   ==============   ==============

                                      -68-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.   FINANCIAL HIGHLIGHTS

                                                             FOR THE YEAR ENDED DECEMBER 31, 2001
                                                  --------------------------------------------------------
                                                      UNITS       UNIT VALUE       NET ASSETS    INVESTMENT
                                                     (000S)    LOWEST TO HIGHEST     (000S)     INCOME RATIO
                                                    --------   -----------------   ----------   ------------
CAPITAL APPRECIATION FUND                            53,755    $1.737 to 1.739     $93,500         0.45%
MONEY MARKET PORTFOLIO                               58,617     1.185 to 1.187      69,573         3.45%
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Value Fund                                3,969     0.754 to 0.755       2,995         0.23%
ALLIANCE VARIABLE PRODUCT SERIES
   FUND, INC.
   Premier Growth Portfolio - Class B                19,307     0.639 to 0.640      12,355           --
CREDIT SUISSE WARBURG PINCUS TRUST
   Credit Suisse Trust Emerging Markets
     Portfolio                                        4,645     0.788 to 0.789       3,666           --
DELAWARE GROUP PREMIUM FUND, INC.
   REIT Series                                        2,917     1.201 to 1.203       3,509         1.79%
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio - Initial Class            11,973     1.069 to 1.071      12,823         0.86%
   Small Cap Portfolio - Initial Class               19,162     1.092 to 1.094      20,962         0.47%
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                            26,892     1.328 to 1.330      35,778         1.10%
   Diversified Strategic Income Portfolio            24,194     1.136 to 1.138      27,526         8.69%
   Equity Index Portfolio - Class II Shares          16,528     0.847 to 0.848      14,017         0.69%
   Fundamental Value Portfolio                       18,484     1.270 to 1.272      23,511         0.69%
JANUS ASPEN SERIES
   Balanced Portfolio - Service Shares               14,319     0.910 to 1.069      13,094         2.07%
   Global Life Sciences Portfolio -
     Service Shares                                   3,296     0.930 to 0.931       3,069           --
   Global Technology Portfolio -
     Service Shares                                   9,220     0.414 to 0.415       3,827         0.66%
   Strategic Value Portfolio - Service Shares         1,192     0.924 to 1.132       1,124         0.16%
   Capital Appreciation Portfolio - Service Shares    3,949     0.671 to 1.137       2,703         1.03%
   Worldwide Growth Portfolio -
     Service Shares                                  25,538     0.608 to 1.168      15,710         0.28%
PIMCO VARIABLE INSURANCE TRUST
   Total Return Bond Portfolio                        5,440     1.051 to 1.053       5,728         2.49%
PUTNAM VARIABLE TRUST
   Putnam VT International Growth Fund -
     Class IB Shares                                  1,024     0.856 to 0.857         878           --
   Putnam VT Small Value Fund -
     Class IB Shares                                    844     1.087 to 1.088         919           --
   Putnam VT Voyager II Fund -
     Class IB Shares                                    162     0.805 to 0.806         130           --
SALOMON BROTHERS VARIABLE SREIES
   FUND INC.
   Capital Fund                                      14,344     1.128 to 1.529      21,772         1.04%
   High Yield Bond Fund                               4,579     1.038 to 1.055       4,826         9.65%
   Investors Fund                                    20,984     1.134 to 1.216      25,498         0.89%
   Small Cap Growth Fund                              5,839     0.901 to 1.257       5,360           --
   Strategic Bond Fund                                8,884     1.014 to 1.145      10,152         5.65%

                                                         FOR THE YEAR ENDED DECEMBER 31, 2001
                                                        --------------------------------------
                                                          EXPENSE RATIO        TOTAL RETURN
                                                        LOWEST TO HIGHEST   LOWEST TO HIGHEST*
                                                        -----------------   ------------------
CAPITAL APPRECIATION FUND                                 1.40% to 1.60%    (27.15%) to (10.88%)
MONEY MARKET PORTFOLIO                                    1.40% to 1.60%         1.28% to 2.33%
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Value Fund                                    1.40% to 1.60%     (13.71%) to (1.57%)
ALLIANCE VARIABLE PRODUCT SERIES
   FUND, INC.
   Premier Growth Portfolio - Class B                     1.40% to 1.60%     (18.58%) to (5.05%)
CREDIT SUISSE WARBURG PINCUS TRUST
   Credit Suisse Trust Emerging Markets
      Portfolio                                           1.40% to 1.60%     (10.95%) to (1.75%)
DELAWARE GROUP PREMIUM FUND, INC.
   REIT Series                                            1.40% to 1.60%        7.31% to 10.39%
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio - Initial Class                 1.40% to 1.60%     (10.60%) to (2.73%)
   Small Cap Portfolio - Initial Class                    1.40% to 1.60%      (7.45%) to (3.36%)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                                 1.40% to 1.60%       (5.34%) to 0.30%
   Diversified Strategic Income Portfolio                 1.40% to 1.60%       (0.70%) to 1.79%
   Equity Index Portfolio - Class II Shares               1.40% to 1.60%     (13.65%) to (3.31%)
   Fundamental Value Portfolio                            1.40% to 1.60%      (6.61%) to (1.85%)
JANUS ASPEN SERIES
   Balanced Portfolio - Service Shares                    1.40% to 1.70%      (6.28%) to  0.28%
   Global Life Sciences Portfolio -
      Service Shares                                      1.40% to 1.60%     (17.97%) to (1.17%)
   Global Technology Portfolio -
      Service Shares                                      1.40% to 1.60%    (38.24%) to (15.68%)
   Strategic Value Portfolio - Service Shares             1.40% to 1.70%      (14.51%) to 2.72%
   Capital Appreciation Portfolio - Service Share         1.40% to 1.70%      (22.94%) to 1.97%
   Worldwide Growth Portfolio -
      Service Shares                                      1.40% to 1.70%      (23.68%) to 4.75%
PIMCO VARIABLE INSURANCE TRUST
   Total Return Bond Portfolio                            1.40% to 1.60%         4.06% to 5.30%
PUTNAM VARIABLE TRUST
   Putnam VT International Growth Fund -
      Class IB Shares                                     1.40% to 1.60%    (14.47%) to (10.27%)
   Putnam VT Small Value Fund -
      Class IB Shares                                     1.40% to 1.60%         1.68% to 3.52%
   Putnam VT Voyager II Fund -
      Class IB Shares                                     1.40% to 1.60%     (12.49%) to (2.07%)
SALOMON BROTHERS VARIABLE SREIES
   FUND INC.
   Capital Fund                                           1.40% to 1.70%       (3.78%) to 5.22%
   High Yield Bond Fund                                   1.40% to 1.70%       (2.41%) to 3.74%
   Investors Fund                                         1.40% to 1.70%       (7.19%) to 4.22%
   Small Cap Growth Fund                                  1.40% to 1.70%       (8.51%) to 9.02%
   Strategic Bond Fund                                    1.40% to 1.70%       (0.29%) to 5.43%

                                      -69-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31, 2001
                                                  --------------------------------------------------------------------------
                                                  UNITS      UNIT VALUE        NET ASSETS    INVESTMENT     EXPENSE RATIO
                                                  (000S)   LOWEST TO HIGHEST      (000S)    INCOME RATIO   LOWEST TO HIGHEST
                                                  ------   -----------------   ----------   ------------   -----------------
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio                     13,266    $1.268 to 1.270      $16,848        1.91%        1.40% to 1.60%
   Disciplined Mid Cap Stock Portfolio             8,550     1.675 to 1.677       14,343        0.28%        1.40% to 1.60%
   Equity Income Portfolio                        38,780     1.130 to 1.521       58,951        1.05%        1.40% to 1.70%
   Federated High Yield Portfolio                 18,790     1.088 to 1.089       20,467       11.70%        1.40% to 1.60%
   Federated Stock Portfolio                      12,271     1.589 to 1.592       19,532        1.23%        1.40% to 1.60%
   Large Cap Portfolio                            32,639     1.138 to 1.459       47,594        0.46%        1.40% to 1.70%
   Lazard International Stock Portfolio           31,176     0.926 to 0.928       28,922        0.15%        1.40% to 1.60%
   MFS Emerging Growth Portfolio                  25,915     1.369 to 1.371       35,529          --         1.40% to 1.60%
   MFS Mid Cap Growth Portfolio                   16,927     1.293 to 1.295       21,921          --         1.40% to 1.60%
   MFS Research Portfolio                          2,121     0.914 to 0.915        1,941        0.04%        1.40% to 1.60%
   MFS Value Portfolio                                 1              0.997            1       12.21%                 1.40%
   Travelers Quality Bond Portfolio               35,290     1.255 to 1.257       44,347        3.44%        1.40% to 1.60%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Active International Allocation
      Portfolio                                    3,264     0.723 to 1.076        2,386        2.91%        1.40% to 1.70%
   Emerging Markets Equity Portfolio               3,554     0.819 to 1.272        2,966          --         1.40% to 1.70%
   Equity Growth Portfolio                         7,880     0.687 to 1.168        5,517          --         1.40% to 1.70%
   Global Value Equity Portfolio                   9,816     1.023 to 1.101       10,063        1.16%        1.40% to 1.70%
   Mid Cap Growth Portfolio                        9,605     0.599 to 1.181        5,879          --         1.40% to 1.70%
   Mid Cap Value Portfolio                        14,688     1.214 to 1.288       18,885          --         1.40% to 1.70%
   Technology Portfolio                           15,285     0.329 to 1.350        5,154          --         1.40% to 1.70%
   U.S. Real Estate Portfolio                      4,025     1.103 to 1.184        4,747        4.85%        1.40% to 1.70%
   Value Portfolio                                14,104     1.057 to 1.155       14,957        1.19%        1.40% to 1.70%
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio              2,102              0.588        1,236          --                  1.40%
   Alliance Growth Portfolio                      50,082     1.506 to 1.508       75,534        0.20%        1.40% to 1.60%
   MFS Total Return Portfolio                     59,309     1.493 to 1.496       88,710        2.73%        1.40% to 1.60%
   Putnam Diversified Income Portfolio             5,472              1.069        5,849        7.83%                 1.40%
   Smith Barney Aggressive Growth
      Portfolio                                    6,848     0.944 to 0.945        6,470          --         1.40% to 1.60%
   Smith Barney Large Capitalization
      Growth Portfolio                               940     0.906 to 0.908          853          --         1.40% to 1.60%
VAN KAMPEN LIFE INVESTMENT TRUST
   Conmstock Portfolio                             3,175              1.128        3,581          --                  1.40%
   Conmstock Portfolio - Class II Shares          15,513     1.023 to 1.095       15,957          --         1.40% to 1.70%
   Domestic Income Portfolio                       3,566              1.116        3,980        6.57%                 1.40%
   Domestic Income Portfolio - Class II Shares     3,741     1.013 to 1.083        4,025        0.80%        1.40% to 1.70%
   Emerging Growth Portfolio                       9,618              1.452       13,964        0.11%                 1.40%
   Emerging Growth Portfolio - Class II Shares     8,035     0.663 to 1.135        5,533          --         1.40% to 1.70%
   Enterprise Portfolio                           13,325              0.888       11,831        0.20%                 1.40%
   Enterprise  Portfolio - Class II Shares         3,977     0.779 to 1.189        3,167        0.01%        1.40% to 1.70%
   Government Portfolio                            3,330              1.172        3,901        5.28%                 1.40%
   Government Portfolio - Class II Shares          7,659     0.998 to 1.055        8,061        0.78%        1.40% to 1.70%
   Growth and Income Portfolio                    12,134              1.254       15,215        0.06%                 1.40%
   Growth and Income Portfolio - Class II
      Shares                                      10,778     0.958 to 1.116       10,376          --         1.40% to 1.70%
   Money Market Portfolio                          9,462              1.127       10,662        3.39%                 1.40%
   Money Market Portfolio - Class II
      Shares                                      10,354     1.000 to 1.022       10,568        2.17%        1.40% to 1.70%

                                             FOR THE YEAR ENDED DECEMBER 31, 2001
                                             ------------------------------------
                                                        TOTAL RETURN
                                                     LOWEST TO HIGHEST*
                                                     ------------------
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio                          (4.88%) to (2.23%)
   Disciplined Mid Cap Stock Portfolio                 (5.41%) to (4.56%)
   Equity Income Portfolio                              (7.93%) to 1.80%
   Federated High Yield Portfolio                       (2.68%) to 0.46%
   Federated Stock Portfolio                            (1.79%) to 0.25%
   Large Cap Portfolio                                 (18.49%) to 0.00%
   Lazard International Stock Portfolio              (27.22%) to (15.97%)
   MFS Emerging Growth Portfolio                      37.08%) to (17.33%)
   MFS Mid Cap Growth Portfolio                       (24.75%) to (2.93%)
   MFS Research Portfolio                             (23.56%) to (7.21%)
   MFS Value Portfolio                                            (2.92%)
   Travelers Quality Bond Portfolio                       1.54% to 5.63%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Active International Allocation
      Portfolio                                        (21.05%) to 1.51%
   Emerging Markets Equity Portfolio                    (9.20%) to 8.63%
   Equity Growth Portfolio                            (16.40%) to (0.43%)
   Global Value Equity Portfolio                        (8.32%) to 1.29%
   Mid Cap Growth Portfolio                            (30.31%) to 5.07%
   Mid Cap Value Portfolio                              (4.45%) to 6.21%
   Technology Portfolio                               (49.54%) to (0.37%)
   U.S. Real Estate Portfolio                             2.99% to 8.33%
   Value Portfolio                                      (2.67%) to 5.29%
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio                            (24.90%)
   Alliance Growth Portfolio                         (14.56%) to (10.41%)
   MFS Total Return Portfolio                          (1.38%) to (0.47%)
   Putnam Diversified Income Portfolio                             2.79%
   Smith Barney Aggressive Growth
      Portfolio                                        (8.70%) to (5.41%)
   Smith Barney Large Capitalization
      Growth Portfolio                                 (6.97%) to (3.10%)
VAN KAMPEN LIFE INVESTMENT TRUST
   Conmstock Portfolio                                            (3.84%)
   Conmstock Portfolio - Class II Shares                (6.06%) to 1.67%
   Domestic Income Portfolio                                       8.45%
   Domestic Income Portfolio - Class II Shares            0.50% to 7.33%
   Emerging Growth Portfolio                                     (32.47%)
   Emerging Growth Portfolio - Class II Shares         (32.66%) to 2.81%
   Enterprise Portfolio                                          (21.55%)
   Enterprise  Portfolio - Class II Shares             (21.66%) to 1.89%
   Government Portfolio                                            5.49%
   Government Portfolio - Class II Shares               (1.09%) to 4.56%
   Growth and Income Portfolio                                    (7.11%)
   Growth and Income Portfolio - Class II
      Shares                                            (7.34%) to 2.01%
   Money Market Portfolio                                          2.27%
   Money Market Portfolio - Class II
      Shares                                            (0.10%) to 1.89%

                                      -70-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                   FOR THE YEAR ENDED DECEMBER 31, 2001
                                                ---------------------------------------------------------
                                                 UNITS       UNIT VALUE      NET ASSETS    INVESTMENT
                                                (000S)   LOWEST TO HIGHEST     (000S)     INCOME RATIO
                                                ------   -----------------   ----------   ------------
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio - Service Class 2     9,201    $ 0.795 to 1.120     $ 7,381        0.53%
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation
      Portfolio - Service Class 2                  101               0.673          68          --
   Mid Cap Portfolio - Service Class 2           1,830      0.998 to 1.125       1,840          --

                                               FOR THE YEAR ENDED DECEMBER 31, 2001
                                              --------------------------------------
                                                EXPENSE RATIO        TOTAL RETURN
                                              LOWEST TO HIGHEST   LOWEST TO HIGHEST*
                                              -----------------   ------------------
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio - Service Class 2    1.40% to 1.70%    (13.76%) to 3.32%
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation
      Portfolio - Service Class 2                        1.40%               (9.66%)
   Mid Cap Portfolio - Service Class 2          1.40% to 1.70%       1.42% to 5.24%

* Total return lowest and highest range displayed is calculated from the beginning of the fiscal year to the end of the fiscal year except where a unit value inception date occurred during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -71-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD II
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                   CAPITAL APPRECIATION FUND      MONEY MARKET PORTFOLIO     AIM V.I. VALUE FUND
                                                   -------------------------   ---------------------------   -------------------
                                                      2001          2000           2001           2000         2001       2000
                                                   -----------   -----------   ------------   ------------   ---------   -------
Accumulation and annuity units
   beginning of year ...........................    61,812,416    46,942,401     34,878,360     37,736,754     391,818        --
Accumulation units purchased and
   transferred from other Travelers accounts ...    15,251,347    27,560,805    681,862,515    513,800,019   3,909,930   391,857
Accumulation units redeemed and
   transferred to other Travelers accounts .....   (23,306,529)  (12,689,863)  (658,123,560)  (516,658,413)   (332,752)      (39)
Annuity units ..................................        (2,112)         (927)            --             --          --        --
                                                   -----------   -----------   ------------   ------------   ---------   -------
Accumulation and annuity units
   end of year .................................    53,755,122    61,812,416     58,617,315     34,878,360   3,968,996   391,818
                                                   ===========   ===========   ============   ============   =========   =======

                                                        PREMIER GROWTH            CREDIT SUISSE TRUST
                                                     PORTFOLIO - CLASS B       EMERGING MARKETS PORTFOLIO        REIT SERIES
                                                   ------------------------    --------------------------   -----------------------
                                                     2001           2000           2001          2000         2001         2000
                                                   ----------    ----------    -----------    ----------    ---------    ---------
Accumulation and annuity units
   beginning of year ...........................   13,647,974            --      4,854,364     2,521,807    2,273,183    1,280,359
Accumulation units purchased and
   transferred from other Travelers accounts ...   12,721,324    14,093,689     45,154,736     7,189,255    1,147,353    1,354,318
Accumulation units redeemed and
   transferred to other Travelers accounts .....   (7,062,697)     (445,715)   (45,364,312)   (4,856,698)    (503,232)    (361,494)
Annuity units ..................................           --            --             --            --           --           --
                                                   ----------    ----------    -----------    ----------    ---------    ---------
Accumulation and annuity units
   end of year .................................   19,306,601    13,647,974      4,644,788     4,854,364    2,917,304    2,273,183
                                                   ==========    ==========    ===========    ==========    =========    =========

                                                     DREYFUS APPRECIATION        SMALL CAP PORTFOLIO -
                                                   PORTFOLIO - INITIAL CLASS         INITIAL CLASS          APPRECIATION PORTFOLIO
                                                   -------------------------    ------------------------   ------------------------
                                                      2001          2000           2001          2000         2001          2000
                                                   ----------    ----------    -----------    ----------   ----------    ----------
Accumulation and annuity units
   beginning of year ...........................   12,271,080    10,488,399     13,636,390     7,815,322   26,294,804    24,225,208
Accumulation units purchased and
   transferred from other Travelers accounts ...    3,162,935     4,954,241     18,504,256    11,743,894    4,689,054     5,503,961
Accumulation units redeemed and
   transferred to other Travelers accounts .....   (3,460,962)   (3,171,560)   (12,978,257)   (5,922,826)  (4,091,625)   (3,434,365)
Annuity units ..................................           --            --             --            --           --            --
                                                   ----------    ----------    -----------    ----------   ----------    ----------
Accumulation and annuity units
   end of year .................................   11,973,053    12,271,080     19,162,389    13,636,390   26,892,233    26,294,804
                                                   ==========    ==========    ===========    ==========   ==========    ==========

                                                     DIVERSIFIED STRATEGIC     EQUITY INDEX PORTFOLIO -       FUNDAMENTAL VALUE
                                                       INCOME PORTFOLIO           CLASS II SHARES                 PORTFOLIO
                                                   ------------------------    ------------------------    -----------------------
                                                      2001          2000          2001          2000          2001         2000
                                                   ----------    ----------    ----------    ----------    ----------    ---------
Accumulation and annuity units
   beginning of year ...........................   24,931,049    28,198,595    10,807,508     3,460,443     8,558,759    4,963,010
Accumulation units purchased and
   transferred from other Travelers accounts ...    3,394,153     3,899,196     9,000,890     8,944,967    12,036,665    4,094,233
Accumulation units redeemed and
   transferred to other Travelers accounts .....   (4,125,112)   (7,163,358)   (3,280,852)   (1,597,902)   (2,111,901)    (498,484)
Annuity units ..................................       (6,579)       (3,384)           --            --            --           --
                                                   ----------    ----------    ----------    ----------    ----------    ---------
Accumulation and annuity units
   end of year .................................   24,193,511    24,931,049    16,527,546    10,807,508    18,483,523    8,558,759
                                                   ==========    ==========    ==========    ==========    ==========    =========

                                      -72-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD II
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                                               GLOBAL LIFE SCIENCES
                                                    BALANCED PORTFOLIO -       PORTFOLIO - SERVICE           GLOBAL TECHNOLOGY
                                                      SERVICE SHARES                   SHARES            PORTFOLIO - SERVICE SHARES
                                                   -----------------------    -----------------------    --------------------------
                                                      2001         2000          2001         2000            2001         2000
                                                   ----------    ---------    ----------    ---------      ----------    ---------
Accumulation and annuity units
   beginning of year ...........................    5,246,201           --     2,447,663           --       7,604,465           --
Accumulation units purchased and
   transferred from other Travelers accounts ...   10,690,898    5,423,786     1,939,512    2,529,844       4,749,692    8,100,876
Accumulation units redeemed and
   transferred to other Travelers accounts .....   (1,617,845)    (177,585)   (1,091,098)     (82,181)     (3,134,194)    (496,411)
Annuity units ..................................           --           --            --           --              --           --
                                                   ----------    ---------    ----------    ---------      ----------    ---------
Accumulation and annuity units
   end of year .................................   14,319,254    5,246,201     3,296,077    2,447,663       9,219,963    7,604,465
                                                   ==========    =========    ==========    =========      ==========    =========

                                                    STRATEGIC VALUE    CAPITAL APPRECIATION         WORLDWIDE GROWTH
                                                      PORTFOLIO -           PORTFOLIO -                 PORTFOLIO -
                                                    SERVICE SHARES        SERVICE SHARES             SERVICE SHARES
                                                   -----------------   ---------------------    -------------------------
                                                      2001      2000      2001        2000         2001          2000
                                                   ---------    ----   ----------    -------    -----------    ----------
Accumulation and annuity units
   beginning of year ...........................          --     --      451,237          --     13,421,744            --
Accumulation units purchased and
   transferred from other Travelers accounts ...   1,232,457     --    3,929,953     488,697     86,588,405    23,266,459
Accumulation units redeemed and
    transferred to other Travelers accounts ....     (40,309)    --     (431,723)    (37,460)   (74,472,324)   (9,844,715)
Annuity units ..................................          --     --           --          --             --            --
                                                   ---------    ----   ---------     -------     ----------    ----------
Accumulation and annuity units
   end of year .................................   1,192,148     --    3,949,467     451,237     25,537,825    13,421,744
                                                   =========    ====   =========     =======     ==========    ==========

                                                                        PUTNAM VT INTERNATIONAL    PUTNAM VT SMALL CAP
                                                   TOTAL RETURN BOND        GROWTH FUND -              VALUE FUND -
                                                       PORTFOLIO           CLASS IB SHARES           CLASS IB SHARES
                                                   ------------------   -----------------------    -------------------
                                                      2001       2000        2001        2000         2001      2000
                                                   ----------    ----   ------------    ----       ---------    ----
Accumulation and annuity units
   beginning of year ...........................           --     --              --     --               --     --
Accumulation units purchased and
   transferred from other Travelers accounts ...    5,664,020     --     123,314,613     --        1,154,302     --
Accumulation units redeemed and
   transferred to other Travelers accounts .....     (223,820)    --    (122,290,803)    --         (309,910)    --
Annuity units ..................................           --     --              --     --               --     --
                                                   ----------    ----    -----------    ----       ---------    ----
Accumulation and annuity units
   end of year .................................    5,440,200     --       1,023,810     --          844,392     --
                                                   ==========    ====    ===========    ====       =========    ====

                                                    PUTNAM VT VOYAGER II
                                                   FUND - CLASS IB SHARES        CAPITAL FUND          HIGH YIELD BOND FUND
                                                   ----------------------   -----------------------   -----------------------
                                                     2001            2000      2001         2000        2001          2000
                                                   --------          ----   ----------    ---------   ---------    ----------
Accumulation and annuity units
   beginning of year ...........................         --           --     5,750,512    2,802,945   3,132,176     3,085,254
Accumulation units purchased and
   transferred from other Travelers accounts ...    161,670           --    10,825,514    3,480,264   2,274,874     1,248,324
Accumulation units redeemed and
   transferred to other Travelers accounts .....         (3)          --    (2,231,669)    (532,697)   (828,518)   (1,201,402)
Annuity units ..................................         --           --            --           --          --            --
                                                   --------          ----   ----------    ---------   ---------    ----------
Accumulation and annuity units
   end of year .................................    161,667           --    14,344,357    5,750,512   4,578,532     3,132,176
                                                   ========          ====   ==========    =========   =========    ==========

                                      -73-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD II
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                      INVESTORS FUND         SMALL CAP GROWTH FUND    STRATEGIC BOND FUND
                                                  -----------------------   -----------------------   ----------------------
                                                     2001         2000         2001         2000         2001        2000
                                                  ----------   ----------   -----------   ---------   ----------   ---------
Accumulation and annuity units
   beginning of year ..........................   12,889,045    8,670,638     2,056,506          --    4,817,403   3,695,681
Accumulation units purchased and
   transferred from other Travelers accounts...   11,256,777    6,300,642    18,636,438   2,286,155    5,361,875   1,768,228
Accumulation units redeemed and
   transferred to other Travelers accounts ....   (3,161,507)  (2,082,235)  (14,854,235)   (229,649)  (1,294,902)   (646,506)
Annuity units .................................           --           --            --          --           --          --
                                                  ----------   ----------   -----------   ---------   ----------   ---------
Accumulation and annuity units
   end of year ................................   20,984,315   12,889,045     5,838,709   2,056,506    8,884,376   4,817,403
                                                  ==========   ==========   ===========   =========   ==========   =========

                                                                                 DISCIPLINED MID CAP      DISCIPLINED SMALL CAP
                                                  CONVERTIBLE BOND PORTFOLIO       STOCK PORTFOLIO            STOCK PORTFOLIO
                                                  --------------------------   -----------------------   -----------------------
                                                       2001        2000           2001         2000         2001         2000
                                                    ----------   ---------     ----------   ----------   ----------   ----------
Accumulation and annuity units
   beginning of year ..........................      7,553,759   2,431,429      8,454,274    6,716,626    1,991,224    1,202,404
Accumulation units purchased and
   transferred from other Travelers accounts...      8,134,875   6,088,738      2,405,065    6,170,464      813,929    1,816,297
Accumulation units redeemed and
   transferred to other Travelers accounts ....     (2,422,826)   (966,408)    (2,309,021)  (4,432,816)  (2,805,153)  (1,027,477)
Annuity units .................................             --          --             --           --           --           --
                                                    ----------   ---------     ----------   ----------   ----------   ----------
Accumulation and annuity units
   end of year ................................     13,265,808   7,553,759      8,550,318    8,454,274           --    1,991,224
                                                    ==========   =========     ==========   ==========   ==========   ==========

                                               EQUITY INCOME PORTFOLIO   FEDERATED HIGH YIELD PORTFOLIO   FEDERATED STOCK PORTFOLIO
                                               -----------------------   ------------------------------   -------------------------
                                                  2001         2000            2001         2000              2001        2000
                                               ----------   ----------      ----------   ----------        ----------   ----------
Accumulation and annuity units
   beginning of year ......................... 37,849,058   35,687,217      19,736,049   22,260,856        13,157,332   14,406,177
Accumulation units purchased and
   transferred from other Travelers accounts..  9,787,002   10,478,395       2,568,812    3,867,842         2,312,427    3,495,239
Accumulation units redeemed and
   transferred to other Travelers accounts ... (8,854,013)  (8,314,763)     (3,511,064)  (6,391,555)       (3,196,060)  (4,741,547)
Annuity units ................................     (1,747)      (1,791)         (4,217)      (1,094)           (2,477)      (2,537)
                                               ----------   ----------      ----------   ----------        ----------   ----------
Accumulation and annuity units
   end of year ............................... 38,780,300   37,849,058      18,789,580   19,736,049        12,271,222   13,157,332
                                               ==========   ==========      ==========   ==========        ==========   ==========

                                                                               LAZARD INTERNATIONAL             MFS EMERGING
                                                    LARGE CAP PORTFOLIO           STOCK PORTFOLIO             GROWTH PORTFOLIO
                                                  -----------------------   ---------------------------    ------------------------
                                                     2001         2000          2001           2000           2001         2000
                                                  ----------   ----------   ------------   ------------    ----------   -----------
Accumulation and annuity units
   beginning of year ..........................   34,231,283   28,051,763     30,394,514     25,226,349    29,190,353   22,881,721
Accumulation units purchased and
   transferred from other Travelers accounts...    5,732,038   11,449,844    465,399,482    383,930,817     4,984,138    9,819,100
Accumulation units redeemed and
   transferred to other Travelers accounts ....   (7,321,074)  (5,269,068)  (464,613,690)  (378,761,654)   (8,259,928)  (3,510,468)
Annuity units .................................       (2,993)      (1,256)        (3,851)          (998)           --           --
                                                  ----------   ----------   ------------   ------------    ----------   ----------
Accumulation and annuity units
   end of year ................................   32,639,254   34,231,283     31,176,455     30,394,514    25,914,563   29,190,353
                                                  ==========   ==========   ============   ============    ==========   ==========

                                      -74-

                   NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD II
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                   MFS MID CAP GROWTH PORTFOLIO   MFS RESEARCH PORTFOLIO   MFS VALUE PORTFOLIO
                                                  -----------------------------   ----------------------   -------------------
                                                        2001         2000             2001       2000          2001    2000
                                                     ----------   ----------       ---------   ---------      -------  -----
Accumulation and annuity units
   beginning of year ..........................      14,558,647    4,760,902       1,772,277     669,474           --     --
Accumulation units purchased and
   transferred from other Travelers accounts...       7,383,859   11,508,146         679,406   1,291,759       68,344     --
Accumulation units redeemed and
   transferred to other Travelers accounts           (5,015,120)  (1,710,401)       (330,533)   (188,956)     (67,844)    --
Annuity units .................................              --           --              --          --           --     --
                                                     ----------   ----------       ---------   ---------      -------   ----
Accumulation and annuity units
   end of year ................................      16,927,386   14,558,647       2,121,150   1,772,277          500     --
                                                     ==========   ==========       =========   =========      =======   ====

                                                       STRATEGIC STOCK                                         ACTIVE INTERNATIONAL
                                                          PORTFOLIO         TRAVELERS QUALITY BOND PORTFOLIO   ALLOCATION PORTFOLIO
                                                    ---------------------   --------------------------------   --------------------
                                                      2001         2000             2001         2000             2001       2000
                                                    ---------    --------        ----------   ----------       ----------   -------
Accumulation and annuity units
   beginning of year ..........................        344,269    434,122        26,960,877   26,069,226          599,654        --
Accumulation units purchased and
   transferred from other Travelers accounts...      2,193,916    326,335        15,936,881    8,221,542        4,390,022   601,867
Accumulation units redeemed and
   transferred to other Travelers accounts.....     (2,538,185)  (416,188)       (7,607,285)  (7,329,891)      (1,725,298)   (2,213)
Annuity units .................................             --         --                --           --               --        --
                                                    ----------   --------        ----------   ----------       ----------   -------
Accumulation and annuity units
   end of year ................................             --    344,269        35,290,473   26,960,877        3,264,378   599,654
                                                    ==========   ========        ==========   ==========       ==========   =======

                                                  EMERGING MARKETS
                                                  EQUITY PORTFOLIO      EQUITY GROWTH PORTFOLIO   GLOBAL VALUE EQUITY PORTFOLIO
                                                -----------------------------------------------   ------------------------------
                                                  2001        2000          2001        2000            2001         2000
                                                ---------   ---------    ----------   ---------      ----------   ----------
Accumulation and annuity units
   beginning of year .......................... 2,933,453   1,187,791     2,540,872          --       7,845,996    4,937,653
Accumulation units purchased and
   transferred from other Travelers accounts    1,155,429   2,263,341     6,508,754   2,745,618       3,256,992    4,300,204
Accumulation units redeemed and
   transferred to other Travelers accounts ....  (534,602)   (517,679)   (1,169,455)   (204,746)     (1,287,116)  (1,391,861)
Annuity units .................................        --          --            --          --              --           --
                                                ---------   ---------    ----------   ---------      ----------   ----------
Accumulation and annuity units
   end of year ................................ 3,554,280   2,933,453     7,880,171   2,540,872       9,815,872    7,845,996
                                                =========   =========    ==========   =========      ==========   ==========

                                                  MID CAP GROWTH PORTFOLIO   MID CAP VALUE PORTFOLIO   TECHNOLOGY PORTFOLIO
                                                  ------------------------   -----------------------   ----------------------
                                                      2001        2000           2001        2000         2001        2000
                                                   ----------   ---------     ----------   ---------   ----------   ---------
Accumulation and annuity units
   beginning of year ..........................     3,663,376          --      9,721,231   5,752,898    8,223,281          --
Accumulation units purchased and
   transferred from other Travelers accounts...     7,491,375   3,784,912      7,052,408   4,923,429    9,660,206   8,320,270
Accumulation units redeemed and
   transferred to other Travelers accounts.        (1,549,451)   (121,536)    (2,086,026)   (955,096)  (2,598,636)    (96,989)
Annuity units .................................            --          --             --          --           --          --
                                                   ----------   ---------     ----------   ---------   ----------   ---------
Accumulation and annuity units
   end of year ................................     9,605,300   3,663,376     14,687,613   9,721,231   15,284,851   8,223,281
                                                   ==========   =========     ==========   =========   ==========   =========

                                      -75-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD II
     FOR THE YEARS  ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                                                                           AIM CAPITAL APPRECIATION
                                                   U.S. REAL ESTATE PORTFOLIO        VALUE PORTFOLIO               PORTFOLIO
                                                   --------------------------   ------------------------   ------------------------
                                                      2001           2000          2001          2000          2001         2000
                                                   ----------      ----------   ----------    ----------    ----------    --------
Accumulation and annuity units
   beginning of year ...........................    2,626,035      1,437,131     9,127,019     6,166,448       755,807          --
Accumulation units purchased and
   transferred from other Travelers accounts ...    2,167,703      2,415,175     7,117,559     4,056,507     1,514,604     760,543
Accumulation units redeemed and
   transferred to other Travelers accounts .....     (768,774)    (1,226,271)   (2,140,806)   (1,095,936)     (168,742)     (4,736)
Annuity units ..................................           --             --            --            --            --          --
                                                    ---------     ----------    ----------    ----------     ---------     -------
Accumulation and annuity units
   end of year .................................    4,024,964      2,626,035    14,103,772     9,127,019     2,101,669     755,807
                                                    =========     ==========    ==========    ==========     =========     =======

                                                                                                               PUTNAM DIVERSIFIED
                                                   ALLIANCE GROWTH PORTFOLIO    MFS TOTAL RETURN PORTFOLIO      INCOME PORTFOLIO
                                                   -------------------------    --------------------------   ----------------------
                                                      2001           2000           2001           2000         2001         2000
                                                   -----------    ----------    ----------    -----------    ---------    ---------
Accumulation and annuity units
   beginning of year ...........................    55,775,319    47,167,905    53,326,538     54,290,552    5,247,966    4,489,463
Accumulation units purchased and
   transferred from other Travelers accounts ...     7,910,169    18,097,800    13,955,117     10,438,881    1,122,239    1,419,162
Accumulation units redeemed and
   transferred to other Travelers accounts .....   (13,602,563)   (9,489,733)   (7,964,544)   (11,400,051)    (898,639)    (660,659)
Annuity units ..................................          (638)         (653)       (8,116)        (2,844)          --           --
                                                   -----------    ----------    ----------    -----------    ---------    ---------
Accumulation and annuity units
   end of year .................................    50,082,287    55,775,319    59,308,995     53,326,538    5,471,566    5,247,966
                                                   ===========    ==========    ==========    ===========    =========    =========

                                                                             SMITH BARNEY LARGE
                                                   SMITH BARNEY AGGRESSIVE     CAPITALIZATION
                                                      GROWTH PORTFOLIO        GROWTH PORTFOLIO      COMSTOCK PORTFOLIO
                                                   -----------------------   ---------------------------------------------
                                                     2001           2000         2001      2000      2001          2000
                                                   ---------        ----       -------     ----    ---------    ----------
Accumulation and annuity units
   beginning of year ...........................          --          --            --       --    2,259,815       592,847
Accumulation units purchased and
   transferred from other Travelers accounts ...   6,997,145          --       963,506       --    1,846,319     1,767,167
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (149,585)         --       (23,735)      --     (931,111)     (100,199)
Annuity units ..................................          --          --            --       --           --            --
                                                   ---------        ----       -------     ----    ---------    ----------
Accumulation and annuity units
   end of year .................................   6,847,560          --       939,771       --    3,175,023     2,259,815
                                                   =========        ====       =======     ====    =========    ==========

                                                   COMSTOCK PORTFOLIO                                DOMESTIC INCOME PORTFOLIO -
                                                    - CLASS II SHARES    DOMESTIC INCOME PORTFOLIO         CLASS II SHARES
                                                   -------------------   -------------------------   ---------------------------
                                                      2001       2000        2001        2000              2001          2000
                                                   ----------    -----    ---------    ---------         ---------       ----
Accumulation and annuity units
   beginning of year ...........................        5,863       --    3,099,728    2,370,354                --         --
Accumulation units purchased and
   transferred from other Travelers accounts ...   16,453,319    5,863      682,410    1,131,624         3,860,871         --
Accumulation units redeemed and
   transferred to other Travelers accounts .....     (946,095)      --     (215,655)    (402,250)         (119,849)        --
Annuity units ..................................           --       --           --           --                --         --
                                                   ----------    -----    ---------    ---------         ---------       ----
Accumulation and annuity units
   end of year .................................   15,513,087    5,863    3,566,483    3,099,728         3,741,022         --
                                                   ==========    =====    =========    =========         =========       ====

                                      -76-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD II
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                                               EMERGING GROWTH PORTFOLIO
                                                   EMERGING GROWTH PORTFOLIO        - CLASS II SHARES        ENTERPRISE PORTFOLIO
                                                   -------------------------   -------------------------   ------------------------
                                                      2001           2000            2001          2000       2001         2000
                                                   ----------     ----------      ---------       ------   ----------    ----------
Accumulation and annuity units
   beginning of year ...........................   10,070,878      4,454,847         35,033           --   14,493,535     6,294,366
Accumulation units purchased and
   transferred from other Travelers accounts ...    1,866,518      7,068,171      8,578,245       35,033    2,602,011    10,104,465
Accumulation units redeemed and
   transferred to other Travelers accounts .....   (2,319,670)    (1,452,140)      (578,473)          --   (3,770,079)   (1,905,296)
Annuity units ..................................           --             --             --           --           --            --
                                                   ----------     ----------      ---------       ------   ----------    ----------
Accumulation and annuity units
   end of year .................................    9,617,726     10,070,878      8,034,805       35,033   13,325,467    14,493,535
                                                   ==========     ==========      =========       ======   ==========    ==========

                                                   ENTERPRISE PORTFOLIO -                               GOVERNMENT PORTFOLIO -
                                                      CLASS II SHARES           GOVERNMENT PORTFOLIO       CLASS II SHARES
                                                   -----------------------    -----------------------   ----------------------
                                                      2001         2000         2001          2000          2001       2000
                                                    ---------      -----      ----------    ---------     ---------    ----
Accumulation and annuity units
   beginning of year ...........................        1,594         --       2,405,940    1,781,637            --      --
Accumulation units purchased and
   transferred from other Travelers accounts ...    4,439,524      1,594       2,041,557    1,402,652     8,161,197      --
Accumulation units redeemed and
   transferred to other Travelers accounts .....     (463,957)        --      (1,117,889)    (778,349)     (501,761)     --
Annuity units ..................................           --         --              --           --            --      --
                                                    ---------      -----      ----------    ---------     ---------    ----
Accumulation and annuity units
   end of year .................................    3,977,161      1,594       3,329,608    2,405,940     7,659,436      --
                                                    =========      =====      ==========    =========     =========    ====

                                                                                  GROWTH AND INCOME
                                                       GROWTH AND INCOME              PORTFOLIO -            VAN KAMPEN MONEY
                                                           PORTFOLIO               CLASS II SHARES           MARKET PORTFOLIO
                                                   -------------------------    ----------------------    ------------------------
                                                      2001           2000          2001          2000        2001          2000
                                                   -----------    ----------    -----------     ------    ----------    ----------
Accumulation and annuity units
   beginning of year ...........................    10,991,961     6,242,006         38,789         --     5,786,461     7,282,651
Accumulation units purchased and
   transferred from other Travelers accounts ...     2,294,673     6,140,043     11,238,948     38,789     9,333,512     7,013,640
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (1,152,396)   (1,390,088)      (499,763)        --    (5,658,249)   (8,509,830)
Annuity units ..................................            --            --             --         --            --            --
                                                    ----------    ----------     ----------     ------    ----------    ----------
Accumulation and annuity units
   end of year                                      12,134,238    10,991,961     10,777,974     38,789     9,461,724     5,786,461
                                                    ==========    ==========     ==========     ======    ==========    ==========

                                                  MONEY MARKET PORTFOLIO -   CONTRAFUND(R) PORTFOLIO -  DYNAMIC CAPITAL APPRECIATION
                                                      CLASS II SHARES            SERVICE CLASS 2         PORTFOLIO - SERVICE CLASS 2
                                                  ------------------------   ------------------------   ----------------------------
                                                       2001         2000        2001         2000              2001      2000
                                                    ----------      ----     ----------    ---------          -------    ----
Accumulation and annuity units
   beginning of year ...........................            --        --      3,718,600           --               --      --
Accumulation units purchased and
   transferred from other Travelers accounts ...    12,765,344        --      6,613,688    3,776,238          101,442      --
Accumulation units redeemed and
   transferred to other Travelers accounts .....    (2,411,839)       --     (1,131,008)     (57,638)              --      --
Annuity units ..................................            --        --             --           --               --      --
                                                    ----------      ----     ----------    ---------          -------    ----
Accumulation and annuity units
   end of year .................................    10,353,505        --      9,201,280    3,718,600          101,442      --
                                                    ==========      ====     ==========    =========          =======    ====

                                      -77-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.   SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD II
     FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000 (CONTINUED)

                                                    MID CAP PORTFOLIO -
                                                     SERVICE CLASS 2                 COMBINED
                                                    -------------------   -------------------------------
                                                        2001     2000         2001             2000
                                                     ---------   ----     --------------   --------------
Accumulation and annuity units
  beginning of year ..........................              --     --        713,663,317      531,133,631
Accumulation units purchased and
  transferred from other Travelers accounts...       1,944,199     --      1,803,103,337    1,219,501,216
Accumulation units redeemed and
  transferred to other Travelers accounts.....        (114,299)    --     (1,568,176,512)  (1,036,956,046)
Annuity units ................................              --     --            (32,730)         (15,484)
                                                     ---------   ----     --------------   --------------
Accumulation and annuity units
  end of year ................................       1,829,900     --        948,557,412      713,663,317
                                                     =========   ====     ==============   ==============

                                      -78-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of The Travelers Life and Annuity Company and
Owners of Variable Annuity Contracts of The Travelers Fund ABD II for Variable
Annuities:

We have audited the accompanying statement of assets and liabilities of The
Travelers Fund ABD II for Variable Annuities (comprised of the sub-accounts listed in note 1 to financial statements) (collectively, "the Account") as of
December 31, 2001, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December
31, 2001, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Account as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of
America.

                                    /s/ KPMG LLP

Hartford, Connecticut
March 15, 2002

                                      -79-

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Fund ABD II for Variable Annuities or shares of Fund ABD II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund
ABD II for Variable Annuities product(s) offered by The Travelers Life and
Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

FNDABDII (Annual) (12-01) Printed in U.S.A.

Independent Auditors’ Report

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2001 and 2000, and the related statements of income, changes in retained earnings and accumulated other changes in equity from nonowner sources, and cash flows for each of the years in the three-year period ended December 31, 2001. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
January 17, 2002, except as to
      Note 13, which is as of February 8, 2002

THE TRAVELERS LIFE AND ANNUITY COMPANY
STATEMENTS OF INCOME
($ in thousands)

	For the Year Ended December 31,

	2001	2000	1999

REVENUES
Premiums	$39,222	$33,941	$25,270
Net investment income	251,054	214,174	177,179
Realized investment gains (losses)	26,144	(7,396)	(4,973)
Fee income	173,113	127,378	63,722
Other revenues	14,317	9,625	4,072

Total Revenues	503,850	377,722	265,270

BENEFITS AND EXPENSES
Current and future insurance benefits	88,842	78,403	78,072
Interest credited to contractholders	125,880	77,579	56,216
Amortization of deferred acquisition costs	89,475	68,254	38,902
Operating expenses	23,404	14,095	11,326

Total Benefits and Expenses	327,601	238,331	184,516
Income before federal income taxes and cumulative effect of change in accounting principle	176,249	139,391	80,754
Federal income taxes
Current	(19,007)	11,738	21,738
Deferred	80,096	36,748	6,410

Total Federal Income Taxes	61,089	48,486	28,148

Income before cumulative effect of change in accounting principle	115,160	90,905	52,606
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax	(62)	—	—

Net income	$115,098	$90,905	$52,606

See Notes to Financial Statements.

2

THE TRAVELERS LIFE AND ANNUITY COMPANY
BALANCE SHEETS
($ in thousands)

	At December 31,

	2001	2000

ASSETS
Fixed maturities, available for sale at fair value (including $102,347 and $49,465 subject to securities lending agreements)	$3,352,227	$2,297,141
Equity securities, at fair value	15,738	22,551
Mortgage loans	125,629	132,768
Short-term securities	206,759	247,377
Other invested assets	238,429	222,325

Total Investments	3,938,782	2,922,162

Separate accounts	7,681,791	6,802,985
Deferred acquisition costs	814,369	579,567
Premiums and fees receivable	56,207	26,184
Other assets	165,118	153,423
Deferred federal income taxes	—	11,296

Total Assets	$12,656,267	$10,495,617

LIABILITIES
Future policy benefits and claims	$1,040,856	$989,576
Contractholder funds	2,624,570	1,631,611
Separate accounts	7,681,791	6,802,985
Other liabilities	261,395	211,441
Deferred federal income taxes	70,091	—

Total Liabilities	11,678,703	9,635,613

SHAREHOLDER’S EQUITY
Common stock, par value $100; 100,000 shares authorized, 30,000 issued and outstanding	3,000	3,000
Additional paid-in capital	417,316	417,316
Retained earnings	541,164	426,066
Accumulated other changes in equity from nonowner sources	16,084	13,622

Total Shareholder’s Equity	977,564	860,004

Total Liabilities and Shareholder’s Equity	$12,656,267	$10,495,617

See Notes to Financial Statements.

3

THE TRAVELERS LIFE AND ANNUITY COMPANY
STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED
OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES
($ in thousands)

	For the Year Ended December 31,

	2001	2000	1999

Statement of Changes in Retained Earnings
Balance, beginning of year	$426,066	$335,161	$282,555
Net income	115,098	90,905	52,606

Balance, end of year	$541,164	$426,066	$335,161

Statement of Accumulated Other Changes In Equity From Nonowner Sources
Balance, beginning of year	$13,622	$(39,312)	$87,889
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax	62	—	—
Unrealized gains (losses), net of tax	(924)	52,934	(127,201)
Derivative instrument hedging activity gains, net of tax	3,324	—	—

Balance, end of year	$16,084	$13,622	$(39,312)

Summary of Changes in Equity From Nonowner Sources
Net Income	$115,098	$90,905	$52,606
Other changes in equity from nonowner sources	2,462	52,934	(127,201)

Total changes in equity from nonowner sources	$117,560	$143,839	$(74,595)

See Notes to Financial Statements.

4

THE TRAVELERS LIFE AND ANNUITY COMPANY
STATEMENTS OF CASH FLOWS
Increase (Decrease) In Cash
($ in thousands)

	For the Years Ended December 31,

	2001	2000	1999

CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected	$37,915	$33,609	$24,804
Net investment income received	211,179	186,362	150,107
Benefits and claims paid	(103,224)	(96,890)	(94,503)
Interest credited to contractholders	(125,880)	(77,579)	(50,219)
Operating expenses paid	(354,506)	(325,180)	(235,166)
Income taxes (paid) received	45,257	(38,548)	(29,369)
Other, including fee income	180,710	176,822	46,028

Net cash used in operating activities	(108,549)	(141,404)	(188,318)

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturities of investments
Fixed maturities	97,712	220,841	213,402
Mortgage loans	20,941	28,477	28,002
Proceeds from sales of investments
Fixed maturities	938,987	843,856	774,096
Equity securities	6,363	30,772	5,146
Mortgage loans	—	15,260	—
Real estate held for sale	(36)	2,115	—
Purchases of investments
Fixed maturities	(2,022,618)	(1,564,237)	(1,025,110)
Equity securities	(2,274)	(20,361)	(12,524)
Mortgage loans	(14,494)	(17,016)	(8,520)
Policy loans, net	(3,395)	(2,675)	(5,316)
Short-term securities (purchases) sales, net	40,618	(166,259)	45,057
Other investment (purchases) sales, net	(6,334)	327	(44,621)
Securities transactions in course of settlement, net	64,698	21,372	(7,033)

Net cash used in investing activities	(879,832)	(607,528)	(37,421)

CASH FLOWS FROM FINANCING ACTIVITIES
Contractholder fund deposits	1,178,421	629,138	308,953
Contractholder fund withdrawals	(185,464)	(115,289)	(83,817)
Contribution from parent company	—	250,000	—

Net cash provided by financing activities	992,957	763,849	225,136

Net increase (decrease) in cash	4,576	14,917	(603)
Cash at beginning of period	14,938	21	624

Cash at December 31,	$19,514	$14,938	$21

See Notes to Financial Statements.

5

THE TRAVELERS LIFE AND ANNUITY COMPANY
NOTES TO FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

Basis of Presentation

The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup). On February 4, 2002 the Travelers Insurance Group Inc. (TIGI), TIC’s parent at December 31, 2001, changed its name to Travelers Property Casualty Corp. (TPC). TPC has filed a registration statement on Form S-1, relating to an offering of common stock and other securities, with the Securities and Exchange Commission on February 8, 2002. At the time of such offering, it is expected that TIC will no longer be a subsidiary of TPC, but will remain an indirect wholly owned subsidiary of Citigroup. See Note 13 of Notes to Financial Statements. The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformit y with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

Certain prior year amounts have been reclassified to conform to the 2001 presentation.

Accounting Changes

Accounting for Derivative Instruments and Hedging Activities

Effective January 1, 2001, the Company adopted the Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities” (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the f oreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation.

As a result of adopting FAS 133, the Company recorded a charge of $62 thousand after tax, reflected as a cumulative catch-up adjustment in the statement of income and a benefit of $62 thousand after tax, reflected as a cumulative catch-up adjustment in the accumulated other changes in equity from nonowner sources section of shareholder’s equity. During the twelve months ending December 31, 2001, the amount the Company reclassified from accumulated other changes in equity from nonowner sources into realized gains (losses) related to the cumulative effect transition adjustment reported in accumulated other changes in equity from nonowner sources was insignificant.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets

In April 2001, the Company adopted the FASB Emerging Issues Task Force (EITF) 99-20, “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and

6

impairment on certain investments, e.g., certain asset-backed securities. The recognition of impairment resulting from the adoption of EITF 99-20 was recorded as a cumulative catch-up adjustment. Interest income on beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. The adoption of EITF 99-20 had no effect on the Company’s results of operations, financial condition or liquidity.

Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

In September 2000, the FASB issued Statement of Financial Accounting Standards No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of FASB Statement No. 125” (FAS 140). Provisions of FAS 140 primarily relating to transfers of financial assets and securitizations that differ from provisions of “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (FAS 125) are effective for transfers taking place after March 31, 2001. Special purpose entities (SPEs) used in securitizations that are currently qualifying SPEs under FAS 125 will continue to be treated as qualifying SPEs so long as they issue no new beneficial interests and accept no new asset transfers after March 31, 2001, other than transfers committed to prior to that date. Under FAS 140 qualifying SPEs are not consolidated by the transferor. FAS 140 also a mends the accounting for collateral and requires new disclosures for collateral, securitizations, and retained interests in securitizations. These provisions are effective for financial statements for fiscal years ending after December 15, 2000. The accounting for collateral, as amended, requires (a) certain assets pledged as collateral to be separately reported in the consolidated balance sheet from assets not so encumbered and (b) disclosure of assets pledged as collateral that have not been reclassified and separately reported. The adoption of FAS 140 did not have a significant effect on the Company’s results of operations, financial condition or liquidity. See Note 2.

Accounting Standards not yet Adopted

Business Combinations, Goodwill and Other Intangible Assets

In July 2001, the FASB issued Statements of Financial Accounting Standards No. 141, “Business Combinations” (FAS 141) and No. 142, “Goodwill and Other Intangible Assets” (FAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with indefinite useful lives created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have indefinite useful lives will be subject to an annual review for impairment. Other intangible assets that are not deemed to have indefinite useful lives will continue to be amortized over their useful lives. The Company had no goodwill or intangible assets with indefinite useful lives at December 31, 2001.

Asset Retirement Obligations

In June 2001, the FASB issued Statement of Financial Accounting Standards No. 143, “Accounting for Asset Retirement Obligations” (FAS 143). FAS 143 changes the measurement of an asset retirement obligation from a cost-accumulation approach to a fair value approach, where the fair value (discounted value) of an asset retirement obligation is recognized as a liability in the period in which it is incurred and accretion expense is recognized using the credit-adjusted risk-free interest rate in effect when the liability was initially recognized. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and subsequently amortized into expense. The pre-FAS 143 prescribed practice of reporting a retirement obligation as a contra-asset will no longer be allowed. The Company is in the process of assessing the impact of the new standard that will take effect on January 1, 2003.

Impairment or Disposal of Long-Lived Assets

In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, “Accounting for the Impairment or Disposal of Long-Lived Assets” (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell, and depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and

7

used until disposed of. Accordingly, discontinued operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur.

The Company adopted FAS 144 effective January 1, 2002. The provisions of the new standard are generally to be applied prospectively and are not expected to significantly affect the Company’s results of operations, financial condition or liquidity.

Accounting Policies

Investments

Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider. Fixed maturities, including instruments subject to securities lending agreements (see Note 2), are classified as “available for sale” and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder’s equity.

Equity securities, which include common and non-redeemable preferred stocks, are classified as “available for sale” and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder’s equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market. Impaired loans were insignificant at December 31, 2001 and 2000.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. All changes in equity of these investments are recorded in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received. Investments in default were insignificant.

Derivative Financial Instruments

The Company uses derivative financial instruments, including financial futures contracts, interest rate swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 8 for a more detailed description of the Company’s derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other invested assets while derivative financial instruments in a loss position are reported in the balance sheet in other liabilities.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

8

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains (losses), together with changes in the fair value of the related hedged item. The Company’s fair value hedges are primarily of available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives’ fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder’s equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains (losses). The Company’s cash flow hedges primarily include hedges of floating rate available-for-sale securities.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any forward premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder’s equity. The ineffective portion is reflected in realized investment gains (losses). For the year ended December 31, 2001 the Company did not utilize net investment hedges.

Derivatives that are used to hedge instruments that are carried at fair value, or do not qualify as hedges under the new rules, are also carried at fair value with changes in value reflected in realized investment gains (losses).

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any excess gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains (losses).

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder’s equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains (losses).

Financial instruments with embedded derivatives:

The Company bifurcates an embedded derivative where a.) the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, b.) the entire instrument would not otherwise be remeasured at fair value and c.) a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized gains (losses). Derivatives embedded in convertible debt securities are classified in the balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain insurance contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains (losses) consistent with the hedge instrument. Derivatives embedded in variable annuity contracts are classified in the balance sheet as future policyholder benefits and claims.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistent with the risk management strategy as follows. Derivatives used for hedging purposes were generally accounted for using hedge accounting. To qualify for hedge accounting the change in value of the derivative was expected to substantially offset the changes in value of the hedged item. Hedges were monitored to ensure that there was a high correlation between the derivative instruments and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the statement of income as realized gains (losses).

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Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging investments were carried at fair value with unrealized gains (losses), net of taxes, charged directly to shareholder’s equity. Gains and losses arising from financial future contracts were used to adjust the basis of hedged investments and were recognized in net investment income over the life of the investment. Gains and losses arising from equity index options were marked to market with changes in market value reflected in realized investments gains (losses). Forward contracts hedging investments were marked to market based on changes in the spot rate with changes in market value reflected in realized investments gains (losses) and any forward premium or discount was recognized in net investment income over the life of the contract.

Investment Gains and Losses

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Other-than-temporary declines in fair value of investments are included in realized investment gains and losses. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

Separate Accounts

The Company has separate account assets and liabilities representing funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts have specific investment objectives. The assets and liabilities of these accounts are carried at fair value, and amounts assessed to the contractholders for management services are included in fee income. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

Deferred Acquisition Costs

Costs of acquiring individual life insurance and annuity business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance, are amortized in relation to anticipated premiums. Universal life costs are amortized in relation to estimated gross profits, and annuity contracts employ a level yield method. A 15 to 20-year amortization period is used for life insurance, and a 7 to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

Value of Insurance In Force

The value of insurance in force, reported in other assets, is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. The carrying value at December 31, 2001 and 2000 was insignificant.

Future Policy Benefits

Future policy benefits represent liabilities for future insurance policy benefits. Benefit reserves for life insurance policies and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 7.8%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

Contractholder Funds

Contractholder funds represent receipts from the issuance of universal life, certain deferred annuity contracts, and structured settlement contracts. Contractholder fund balances are increased by such receipts and credited interest and

10

reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.0% to 14.0%.

Guaranty Fund and Other Insurance-Related Assessments

Included in Other Liabilities is the Company’s estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company’s share of premiums written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2001 and 2000, the Company’s liability for guaranty fund assessments was not significant.

Permitted Statutory Accounting Practices

The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

Premiums

Premiums are recognized as revenues when due.

Fee Income

Fee income includes mortality, administrative and equity protection charges, and management fees earned on the Universal Life and Deferred Annuity separate account businesses.

Other Revenues

Other revenues include surrender penalties and other charges related to annuity and universal life contracts. Also included is amortization of deferred income.

Federal Income Taxes

The provision for federal income taxes comprises two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

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2.   INVESTMENTS

Fixed Maturities

The amortized cost and fair values of investments in fixed maturities were as follows:

December 31, 2001($ in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available For Sale:
Mortgage-backed securities — CMOs and pass-through securities	$281,583	$4,744	$3,577	$282,750
U.S. Treasury securities and obligations of U.S. Government and government agencies and authorities	197,703	2,310	10,883	189,130
Obligations of states and political subdivisions	44,587	1,903	355	46,135
Debt securities issued by foreign governments	53,207	2,454	716	54,945
All other corporate bonds	2,112,121	62,649	25,784	2,148,986
All other debt securities	613,451	21,378	10,109	624,720
Redeemable preferred stock	6,090	365	894	5,561

Total Available For Sale	$3,308,742	$95,803	$52,318	$3,352,227

December 31, 2000($ in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Available For Sale:
Mortgage-backed securities — CMOs and pass-through securities	$219,851	$7,369	$1,767	$225,453
U.S. Treasury securities and obligations of U.S. Government and government agencies and authorities	112,021	12,200	286	123,935
Obligations of states and political subdivisions	30,583	2,698	329	32,952
Debt securities issued by foreign governments	50,624	1,149	939	50,834
All other corporate bonds	1,403,941	33,326	26,904	1,410,363
All other debt securities	442,390	10,734	7,837	445,287
Redeemable preferred stock	9,007	853	1,543	8,317

Total Available For Sale	$2,268,417	$68,329	$39,605	$2,297,141

Proceeds from sales of fixed maturities classified as available for sale were $939 million, $84 million and $774 million in 2001, 2000 and 1999, respectively. Gross gains of $67.0 million, $22.4 million and $24.6 million and gross losses of $33.9 million, $34.1 million and $22.0 million in 2001, 2000 and 1999, respectively were realized on those sales.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $628.2 million and $530.2 million at December 31, 2001 and 2000, respectively.

The amortized cost and fair value of fixed maturities available for sale at December 31, 2001, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

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($ in thousands)	Amortized Cost	Fair Value

Maturity:
Due in one year or less	$86,042	$86,961
Due after 1 year through 5 years	1,026,747	1,052,879
Due after 5 years through 10 years	1,212,985	1,230,435
Due after 10 years	701,385	699,202

	3,027,159	3,069,477

Mortgage-backed securities	281,583	282,750

Total Maturity	$3,308,742	$3,352,227

The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company’s investment strategy is to purchase CMO tranches, which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2001 and 2000, the Company held CMOs with a fair value of $212.5 million and $189.4 million, respectively. The Company’s CMO holdings were 49.5% and 55.4% collateralized by GNMA, FNMA or FHLMC securities at December 31, 2001 and 2000, respectively. In addition, the Company held $64.8 million and $31.0 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2001 and 2000, respectively. All of these securities are rated AAA.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests in a short-term investment pool. See Note 10. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the collateral held, representing its obligation to return the collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2001 and 2000, the Company held collateral of $104.3 million and $50.7 million, respectively.

Equity Securities

The cost and fair values of investments in equity securities were as follows:

Equity Securities:($ in thousands)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

December 31, 2001
Common stocks	$2,643	$97	$671	$2,069
Non-redeemable preferred stocks	13,608	439	378	13,669

Total Equity Securities	$16,251	$536	$1,049	$15,738

December 31, 2000
Common stocks	$2,861	$29	$845	$2,045
Non-redeemable preferred stocks	21,150	480	1,124	20,506

Total Equity Securities	$24,011	$509	$1,969	$22,551

Proceeds from sales of equity securities were $6.4 million, $30.8 million and $5.1 million in 2001, 2000 and 1999, respectively. Gross gains of $.8 million, $3.3 million and $1.5 million and gross losses of $1.9 million, $.3 million and $.3 million were realized on those sales during 2001, 2000 and 1999, respectively.

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Mortgage Loans

Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

At December 31, 2001 and 2000, the Company’s mortgage loan portfolios consisted of the following:

($ in thousands)	2001	2000

Current Mortgage Loans	$125,131	$132,768
Underperforming Mortgage Loans	498	—

Total	$125,629	$132,768

Aggregate annual maturities on mortgage loans at December 31, 2001 are as follows:

($ in thousands)

2002	$9,814
2003	5,008
2004	8,028
2005	13,633
2006	14,596
Thereafter	74,550

Total	$125,629

Concentrations

There were no significant individual investment concentrations at December 31, 2001 and 2000.

The Company participates in a short-term investment pool maintained by an affiliate. See Note 10.

Included in fixed maturities are below investment grade assets totaling $182.3 million and $143.8 million at December 31, 2001 and 2000, respectively. The Company defines its below investment grade assets as those securities rated Ba1 (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

The Company’s industry concentrations of investments, primarily fixed maturities, at fair value were as follows:

($ in thousands)	2001	2000

Electric Utilities	$447,355	$157,401
Finance	286,824	204,994
Media	235,790	148,189
Banking	222,581	222,984
Telecommunications	213,644	167,204

The Company held investments in foreign banks in the amount of $144 million and $139 million at December 31, 2001 and 2000, respectively, which are included in the table above.

Below investment grade assets included in the preceding table include $38 million and $8 million in Electric Utilities and $21 million and $13 million in Media at December 31, 2001 and 2000, respectively. Other industry categories had insignificant amounts of such assets.

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Included in mortgage loans were the following group concentrations:

	At December 31,

($ in thousands)	2001	2000

State
California	$43,700	$42,928
New York	23,129	23,585
Property Type
Agricultural	$66,459	$65,102
Office	37,243	39,504
Retail	6,173	14,941

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company’s underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

Non-Income Producing Investments

Investments included in the December 31, 2001 and 2000 balance sheets that were non-income producing were insignificant.

Restructured Investments

Mortgage loan and debt securities which were restructured at below market terms at December 31, 2001 and 2000 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

Net Investment Income

	For The Year Ended December 31,

($ in thousands)	2001	2000	1999

Gross Investment Income
Fixed maturities	$217,813	$163,091	$136,039
Joint ventures and partnerships	21,481	34,574	22,175
Mortgage loans	11,327	14,776	16,126
Other	3,288	4,398	4,417

Total gross investment income	253,909	216,839	178,757

Investment expenses	2,855	2,665	1,578

Net investment income	$251,054	$214,174	$177,179

15

Realized and Unrealized Investment Gains (Losses)

Net realized investment gains (losses) for the periods were as follows:

	For The Year Ended December 31,

($ in thousands)	2001	2000	1999

Realized
Fixed maturities	$33,061	$(11,742)	$2,657
Joint ventures and partnerships	(4,980)	(1,909)	(10,450)
Mortgage Loans	(707)	3,825	602
Other	(1,230)	2,430	2,218

Total realized investment gains (losses)	$26,144	$(7,396)	$(4,973)

Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder’s equity were as follows:

	For The Year Ended December 31,

($ in thousands)	2001	2000	1999

Unrealized
Fixed maturities	$14,761	$78,278	$(180,409)
Other invested assets	(16,182)	3,159	(15,285)

Total unrealized investment gains (losses)	(1,421)	81,437	(195,694)
Related taxes	(497)	28,503	(68,493)

Change in unrealized investment gains (losses)	(924)	52,934	(127,201)
Balance beginning of year	13,622	(39,312)	87,889

Balance end of year	$12,698	$13,622	$(39,312)

3.   REINSURANCE

The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a 90%/10% quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million.

Total in-force business ceded under reinsurance contracts was $23.8 billion and $17.4 billion at December 31, 2001 and 2000, including $8.8 million and $28.9 million, respectively to TIC. Total life insurance premiums ceded were $11.9 million, $8.9 million and $6.5 million in 2001, 2000 and 1999, respectively. Ceded premiums paid to TIC were immaterial for these same periods.

4.   DEPOSIT FUNDS AND RESERVES

At December 31, 2001 and 2000, the Company had $3.7 billion and $2.6 billion of life and annuity deposit funds and reserves, respectively. Of that total, $1.5 billion and $1.4 billion, respectively, were not subject to discretionary withdrawal based on contract terms. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders. Included in the amount that is subject to discretionary withdrawal were $1.6 billion and $.9 billion of liabilities that are surrenderable with market value adjustments. The remaining $.6 billion and $.3 billion of life insurance and individual annuity liabilities are subject to discretionary withdrawals with an average surrender charge of 4.9% and 5.4%, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term

16

policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

5.   FEDERAL INCOME TAXES

The net deferred tax liability and asset at December 31, 2001 and 2000 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

($ in thousands)	2001	2000

Deferred Tax Assets:
Benefit, reinsurance and other reserves	$180,468	$192,772
Other	1,904	2,510

Total	182,372	195,282

Deferred Tax Liabilities:
Investments, net	(19,938)	(16,956)
Deferred acquisition costs and value of insurance in force	(231,454)	(165,671)
Other	(1,071)	(1,359)

Total	(252,463)	(183,986)

Net Deferred Tax Asset (Liability)	$(70,091)	$11,296

TIC and its life insurance subsidiaries, including the Company, file a consolidated federal income tax return. Federal income taxes are allocated to each member on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability has been, and will be, paid currently to TIC. Any credits for losses have been, and will be, paid by TIC to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

At December 31, 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders’surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

6.   SHAREHOLDER’S EQUITY

Shareholder’s Equity and Dividend Availability

The Company’s statutory net loss was $73.4 million, $66.2 million and $23.4 million for the years ended December 31, 2001, 2000 and 1999, respectively.

Statutory capital and surplus was $407 million and $476 million at December 31, 2001 and 2000, respectively.

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual – version effective January 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioner (see Note 1, Summary of Significant Accounting Policies, Permitted Statutory Accounting Practices). The impact of this change on statutory capital and surplus was not significant.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. The Company does not have surplus available to pay dividends to TIC in 2002 without prior approval of the Connecticut Insurance Department.

In 2000, TIC contributed $250 million as additional paid-in capital to the Company.

17

Accumulated Other Changes in Equity from Nonowner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

($ in thousands)	Net Unrealized Gain (Loss) on Investment Securities	Derivative Instruments & Hedging Activities	Accumulated Other Changes In Equity from Nonowner Sources

Balance, January 1, 1999	$87,889	$—	$87,889
Unrealized loss on investment securities, net of tax of $(70,234)	(130,433)	—	(130,433)
Less: reclassification adjustment for losses included in net income, net of tax of $1,741	3,232	—	3,232

Period change	(127,201)	—	(127,201)

Balance, December 31, 1999	(39,312)	—	(39,312)
Unrealized gains on investment securities, net of tax of $25,914	48,127	—	48,127
Less: reclassification adjustment for losses included in net income, net of tax of $2,589	4,807	—	4,807

Period change	52,934	—	52,934

Balance, December 31, 2000	13,622	—	13,622
Cumulative effect of change in accounting for derivative instruments and hedging activities, net of tax of $33	—	62	62
Unrealized gains on investment securities, net of tax of $8,653	16,070	—	16,070
Less: reclassification adjustment for gains
included in net income, net of tax of $(9,150)	(16,994)	—	(16,994)
Derivative instrument hedging activity gains, net of tax of $1,789	—	3,324	3,324

Period change	(924)	3,386	2,462

Balance, December 31, 2001	$12,698	$3,386	$16,084

7.   BENEFIT PLANS

Pension and Other Postretirement Benefits

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by TPC, TIC’s direct parent (See Note 13). The Company’s share of net expense for the qualified pension and other postretirement benefit plans was not significant for 2001, 2000 and 1999.

401(k) Savings Plan

Substantially all of the Company’s employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company’s expenses in connection with the 401(k) savings plan were not significant in 2001, 2000 and 1999.

See Note 10.

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8.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

Derivative Financial Instruments

The Company uses derivative financial instruments, including financial futures contracts, interest rate swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, commodity, or currency at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor’s 500 Index falls below agreed upon strike prices.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

Forward contracts are used on an ongoing basis to hedge the Company’s exposure to foreign currency exchange rates that result from direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

Interest rate options were not significant at December 31, 2001 and 2000.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures.

Hedge ineffectiveness recognized related to fair value hedges and cash flow hedges for the year ended December 31, 2001 was not significant. Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pretax earnings within twelve months from December 31, 2001 is not significant.

During the year ended December 31, 2001 there were no discontinued forecasted transactions.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, currency swaps, equity swaps, options and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. The notional values of loan commitments at December 31, 2001

19

and 2000 were $0 and $9.9 million, respectively. The notional values of unfunded commitments were $43.8 million and $42.0 million at December 31, 2001 and 2000, respectively.

Fair Value of Certain Financial Instruments

The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

At December 31, 2001, investments in fixed maturities had a carrying value and a fair value of $3.4 billion compared with a carrying value and a fair value of $2.3 billion at December 31, 2000. See Notes 1 and 2.

At December 31, 2001, mortgage loans had a carrying value of $125.6 million and a fair value of $131.6 million and at December 31, 2000 had a carrying value of $132.7 million and a fair value of $134.1 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

The carrying values of short-term securities were $206.8 million and $247.4 million in 2001 and 2000, respectively, which approximated their fair values. Policy loans which are included in other invested assets had carrying values of $16.3 million and $12.9 million in 2001 and 2000, respectively, which also approximated their fair values.

The carrying values of $133.7 million and $101.4 million of financial instruments classified as other assets approximated their fair values at December 31, 2001 and 2000, respectively. The carrying values of $208.1 million and $173.5 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2001 and 2000, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

At December 31, 2001, contractholder funds with defined maturities had a carrying value of $1.9 billion and a fair value of $1.9 billion, compared with a carrying value of $1.2 billion and a fair value of $1.2 billion at December 31, 2000. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company’s credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $806 million and a fair value of $675 million at December 31, 2001, compared with a carrying value of $583 million and a fair value of $477 million at December 31, 2000. These contracts generally are valued at surrender value.

9.   COMMITMENTS AND CONTINGENCIES

Financial Instruments with Off-Balance Sheet Risk

See Note 8.

Litigation

In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company’s management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

10.   RELATED PARTY TRANSACTIONS

TIC handles banking functions, including payment of salaries and expenses for the Company and some of its non-insurance affiliates. In addition, investment advisory and management services, data processing services and certain administrative services are provided by affiliated companies. TIC provides various employee benefits coverages to employees of certain subsidiaries of TPC. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census and were immaterial for the years ended December 31, 2001 and 2000. Charges for these services are shared by the companies on cost allocation methods, based generally on estimated usage by department. (See Note 13).

TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2001 and 2000, the pool totaled approximately $5.6 billion and $4.4 billion, respectively. The Company’s share of the pool amounted to

20

$90.6 million and $172.5 million at December 31, 2001 and 2000, respectively, and is included in short-term securities in the balance sheet.

In the normal course of business, management of both the Company and TIC conducts reviews of the investment portfolios of each company to properly match assets with liabilities. As a result of these reviews, the Company sold $100 million of investments to TIC at arm’s length, with a related loss of $1.3 million in 2000.

The Company’s Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC’s obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

The Company sold structured settlement annuities to its property casualty insurance affiliates. Policy reserves and contractholder fund liabilities associated with these structured settlements were $607 million and $644 million at December 31, 2001 and 2000, respectively.

The Company distributes variable annuity products through its affiliate, Salomon Smith Barney (SSB). Premiums and deposits related to these products were $1.2 billion, $1.6 billion and $1.1 billion in 2001, 2000 and 1999, respectively. The Company also markets term and universal life products through SSB. Life premiums related to such products were $74.5 million, $59.3 million and $40.8 million in 2001, 2000 and 1999, respectively.

The Company also distributes deferred annuity products through its affiliates Primerica Financial Services (Primerica), CitiStreet Retirement Services and Citibank, N.A. (Citibank). Deposits received from Primerica were $738 million, $844 million and $763 million in 2001, 2000 and 1999, respectively. Deposits from Citibank and CitiStreet Retirement Services were $166 million and $136 million, respectively, for 2001, and $131 million and $220 million, respectively, for 2000. Such amounts were insignificant in 1999.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under this program, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company’s employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company’s charge to income was insignificant in 2001, 2000 and 1999.

Most leasing functions for TPC and its subsidiaries are handled by its property casualty insurance subsidiaries. Rent expense related to these leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company’s rent expense was insignificant in 2001, 2000 and 1999.

At December 31, 2001 and 2000, the Company had investments in Tribeca Investments LLC, an affiliate of the Company, in the amounts of $34.0 million and $29.4 million, respectively.

The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $40.1 million and $52.8 million at December 31, 2001 and 2000, respectively.

The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2001 and 2000.

21

11.   RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

The following table reconciles net income to net cash used in operating activities:

	For The Year Ended December 31,

($ in thousands)	2001	2000	1999

Net Income from Continuing Operations	$115,160	$90,905	$52,606
Adjustments to reconcile net income to cash used in operating activities:
Realized (gains) losses	(26,144)	7,396	4,973
Deferred federal income taxes	80,096	36,748	6,410
Amortization of deferred policy acquisition costs	89,475	68,254	38,902
Additions to deferred policy acquisition costs	(324,277)	(297,733)	(211,182)
Investment income accrued	(39,875)	(27,812)	(27,072)
Insurance reserves	(14,382)	(18,487)	(16,431)
Other	11,398	(675)	(36,524)

Net cash used in operations	$(108,549)	$(141,404)	$(188,318)

12.   NON-CASH INVESTING AND FINANCING ACTIVITIES

There were no significant non-cash investing and financing activities for 2001, 2000 and 1999.

13.   SUBSEQUENT EVENTS

On February 8, 2002, TPC, TIC’s parent at December 31, 2001, filed a registration statement with the Securities and Exchange Commission in connection with the proposed offering of a minority interest in TPC. Citigroup has announced its plan to make a tax-free distribution of a portion of its remaining interest in TPC by year-end 2002. Prior to the proposed offering, TIC will be distributed by TPC to TPC’s immediate parent company, so that TIC and the Company will remain indirect wholly owned subsidiaries of Citigroup after the offering. Therefore all retirement and post retirement plans previously provided to Company employees by TPC will be administered by Citigroup. The Company will have the right to continue to use the names “Travelers Life & Annuity,” “The Travelers Life and Annuity Company” and related names in connection with the Company’s business. Currently, TIC and TLAC share services with the property casualty subsidiaries of TPC. These services, which include leasing arrangements, facilities management, banking and financial functions, benefit coverages, data processing services, a short-term investment pool and others, will be phased out over a brief period of time if the transaction is approved and completed. If the distribution does not occur, these services will likely continue for the foreseeable future.

22

Item 9.	Changes in and Disagreements with Accountants on Accounting and Financial Disclosure.

None.

PART III

Item 10.	Directors and Executive Officers of the Registrant.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 11.	Executive Compensation.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 12.	Security Ownership of Certain Beneficial Owners and Management.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

Item 13.	Certain Relationships and Related Transactions.

Omitted pursuant to General Instruction I(2)(c) of Form 10-K.

PART IV

Item 14.	Exhibits, Financial Statement Schedules, and Reports on Form 8-K.

             (a)   Documents filed:

               (1)   Financial Statements. See index on page 10 of this report.

               (2)   Financial Statement Schedules. See index on page 42 of this report.

               (3)   Exhibits. See Exhibit Index on page 40.

             (b)   Reports on Form 8-K:

               None.

23

EXHIBIT INDEX

Exhibit No.	Description
3.	Articles of Incorporation and By-Laws
	a.)	Charter of The Travelers Life and Annuity Company (the “Company”), as amended on April 10, 1990, incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 33-58131, filed on March 17, 1995.
	b.)	By-laws of the Company as amended October 20, 1994, incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 33-58131, filed on March 17, 1995.

24

SIGNATURES

Pursuant to the requirements of Section 13 or 15 (d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on the 15th day of March, 2002.

THE TRAVELERS LIFE AND ANNUITY COMPANY (Registrant)
By:	/s/Glenn D. Lammey

Glenn D. Lammey Executive Vice President, Chief Financial Officer and Chief Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed by the following persons on behalf of the registrant and in the capacities indicated on the 15th day of March, 2002.

Signature	Capacity

/s/ George C. Kokulis (George C. Kokulis)	Director, Chief Executive Officer (Principal Executive Officer)

/s/ Glenn D. Lammey (Glenn D. Lammey)	Director, Chief Financial Officer and Chief Accounting Officer (Principal Financial Officer and Principal Accounting Officer)

/s/ William R. Hogan (William R. Hogan)	Director

/s/ Marla Berman Lewitus (Marla Berman Lewitus)	Director

Supplemental Information to be Furnished With Reports Filed Pursuant to Section 15(d) of the Act by Registrants Which Have Not Registered Securities pursuant to Section 12 of the Act: NONE

No Annual Report to Security Holders covering the registrant’s last fiscal year or proxy material with respect to any meeting of security holders has been sent, or will be sent, to security holders.

25

INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

Page

The Travelers Life and Annuity Company
Independent Auditors’ Report	*
Statements of Income	*
Balance Sheets	*
Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Nonowner Sources	*
Statements of Cash Flows	*
Notes to Financial Statements	*
Independent Auditors’ Report	43
Schedule I — Summary of Investments — Other than Investments in Related Parties 2001	44
Schedule III — Supplementary Insurance Information 1999-2001	45
Schedule IV — Reinsurance 1999-2001	46

All other schedules are inapplicable for this filing.

*  See index on page 10.

26

Independent Auditors’ Report

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of January 17, 2002, except as to Note 13 which is as of February 8, 2002, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2001 and 2000, and the related statements of income, changes in retained earnings and accumulated other changes in equity from nonowner sources, and cash flows for each of the years in the three-year period ended December 31, 2001, which are included in this Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
January 17, 2002, except as to
     Note 13, which is as of February 8, 2002

27

THE TRAVELERS LIFE AND ANNUITY COMPANY
SCHEDULE I
SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES
December 31, 2001
($ in thousands)

Type of Investment	Cost	Value	Amount Shown in Balance Sheet(1)

Fixed Maturities:
Bonds:
U.S. Government and government agencies and authorities	$358,436	$349,921	$349,921
States, municipalities and political subdivisions	44,587	46,135	46,135
Foreign governments	53,207	54,945	54,945
Public utilities	334,007	335,835	335,835
Convertible bonds and bonds with warrants attached	29,491	29,753	29,753
All other corporate bonds	2,482,924	2,530,077	2,530,077

Total Bonds	3,302,652	3,346,666	3,346,666
Redeemable Preferred Stocks	6,090	5,561	5,561

Total Fixed Maturities	3,308,742	3,352,227	3,352,227

Equity Securities:
Common Stocks:
Industrial, miscellaneous and all other	2,643	2,069	2,069

Total Common Stocks	2,643	2,069	2,069
Non-Redeemable Preferred Stocks	13,608	13,669	13,669

Total Equity Securities	16,251	15,738	15,738

Mortgage Loans	125,629		125,629
Policy Loans	16,290		16,290
Short-Term Securities	206,759		206,759
Other Investments (2) (3)	182,404		163,052

Total Investments	$3,856,075		$3,879,695

(1)	Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2)	Excludes investments in related parties of $59,087.

(3)	Includes derivatives marked to market and recorded at fair value in the balance sheet.

28

THE TRAVELERS LIFE AND ANNUITY COMPANY
SCHEDULE III
SUPPLEMENTARY INSURANCE INFORMATION
1999-2001
($ in thousands)

	Deferred policy Acquisition costs	Future policy benefits, losses, claims and loss expenses(1)	Premium revenue	Net investment income	Benefits, claims, losses and settlement expenses(2)	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written

2001	$814,369	$3,665,426	$39,222	$251,054	$214,722	$89,475	$23,404	$39,222

2000	$579,567	$2,621,187	$33,941	$214,174	$155,982	$68,254	$14,095	$33,941

1999	$350,088	$2,125,595	$25,270	$177,179	$134,288	$38,902	$11,326	$25,270

(1)	Includes contractholder funds.

(2)	Includes interest credited on contractholder funds.

29

THE TRAVELERS LIFE AND ANNUITY COMPANY
SCHEDULE IV
REINSURANCE
($ in thousands)

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net

2001
Life Insurance In Force	$28,793,622	$23,818,768	$—	$4,974,854	—%
Premiums:
Annuity	$3,319	$-	$—	$3,319
Individual life	47,826	11,923	—	35,903

Total Premiums	$51,145	$11,923	$—	$39,222	—%

2000
Life Insurance In Force	$21,637,160	$17,355,206	$—	$4,281,954	—%
Premiums:
Annuity	$6,034	$-	$—	$6,034
Individual Life	36,770	8,863	—	27,907

Total Premiums	$42,804	$8,863	$—	$33,941	—%

1999
Life Insurance In Force	$15,597,352	$12,839,072	$—	$2,758,280	—%
Premiums:
Annuity	$1,317	$-	$—	$1,317
Individual life	30,502	6,549	—	23,953

Total Premiums	$31,819	$6,549	$—	$25,270	—%

30

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)      The financial statements of the Registrant and the Report of
         Independent Auditors thereto are contained in the Registrant's Annual
         Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

              Statement of Assets and Liabilities as of December 31, 2001
              Statement of Operations for the year ended December 31, 2001
              Statement of Changes in Net Assets or the years ended December
                 31, 2001 and 2000
              Statement of Investments as of December 31, 2001
              Notes to Financial Statements

         The financial statements and schedules of The Travelers Life and
         Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of
         The Travelers Life and Annuity Company include:

               Statements of Income for the years ended December 31, 2001, 2000 and 1999
               Balance Sheets as of December 31, 2001 and 2000
               Statements of Changes in Retained Earnings and Accumulated Other
                  Changes in Equity from Non-Owner Sources for the years ended
                  December 31, 2001, 2000 and 1999
               Statements  of Cash Flows for the years ended  December  31,
                  2001, 2000 and 1999
               Notes to Financial Statements

(b)      Exhibits

1.       Resolution of The Travelers Life and Annuity Company Board of Directors
         authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4,
         filed December 22, 1995.)

2.       Exempt.

3(a).    Distribution and Principal Underwriting Agreement among the Registrant,
         The Travelers Life and Annuity Company and Travelers Distribution LLC
         (Incorporated herein by reference to Exhibit 3(a) to the Registration
         Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

3(b).    Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to
         Post-Effective Amendment No. 4 the Registration Statement on Form N-4,
         File No. 333-27689 filed April 6, 2001.)

4.       Form of Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, filed June 17,
         1996.)

5.       None.

6(a).    Charter of The Travelers Life and Annuity Company, as amended on April
         10, 1990. (Incorporated herein by reference to Exhibit 3(a) to the
         Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

6(b).    By-Laws of The Travelers Life and Annuity Company, as amended on
         October 20, 1994. (Incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via
         Edgar on March 17, 1995.)

7.       None.

8.       Participation Agreements. (Incorporated herein by reference to Exhibit
         8 to Pre-Effective Amendment No. 1 to the Registration Statement on
         Form S-6, File No. 333-96521 filed May 24, 2000.)

9.       Opinion of Counsel as to the legality of securities being registered.
         (Incorporated herein by reference to Exhibit 9 to Post-Effective
         Amendment No. 3 to the Registration Statement on Form N-4, File No.
         33-65339, filed April 29, 1997.)

10.      Consent of KPMG LLP, Independent Auditors filed herewith.

13.      Schedule for computation of each performance quotation - Standardized.
         (Incorporated herein by reference to Exhibit 13 to Pre-Effective
         Amendment No. 1 to the Registration Statement on Form N-4, File No.
         333-232237 filed July 3, 1997.)

13.      Schedule for computation of each performance quotation -
         Non-Standardized. (Incorporated herein by reference to Exhibit 13 to
         Post-Effective Amendment No. 3 to the Registration Statement on Form
         N-4, File No. 33-65339, filed April 29, 1997.)

15.      Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D.
         Lammey. (Incorporated herein by reference to Exhibit 15(b) to
         Post-Effective Amendment No. 6 to the Registration Statement on Form
         N-4, File No. 33-65339, filed April 17, 2000.)

         Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated
         herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 7,
         File No. 33-65339 filed February 26, 2001.)

         Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William R. Hogan. (Incorporated herein by reference to
         Exhibit 15 to Post-Effective Amendment No. 4 filed April 17, 2001.)

         Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to
         Exhibit 15(d) to Post-Effective Amendment No. 1 to the Registration
         Statement on Form N-4, File No. 333-65500, filed April 19, 2002.)

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                    POSITIONS AND OFFICES
BUSINESS ADDRESS                      WITH INSURANCE COMPANY
------------------                    ----------------------
George C. Kokulis*                    Director, President and Chief Executive Officer
Glenn D. Lammey*                      Director, Executive Vice President, Chief Financial Officer,
                                         Chief Accounting Officer
Kathleen A. Preston*                  Director and Executive Vice President
Stuart Baritz***                      Senior Vice President
Madelyn J. Lankton                    Senior Vice President and Chief Information Officer
Marla Berman Lewitus*                 Director, Senior Vice President and General Counsel
Brendan Lynch*                        Senior Vice President

Warren H. May*                        Senior Vice President
Laura A. Pantaleo***                  Senior Vice President
David A. Tyson*                       Senior Vice President
F. Denney Voss**                      Senior Vice President
David A. Golino*                      Vice President and Controller
Donald R. Munson, Jr.*                Vice President
Deanne Osgood*                        Vice President
Tim W. Still*                         Vice President
Linn K. Richardson*                   Second Vice President and Actuary
Paul Weissman*                        Second Vice President and Actuary
Ernest J. Wright*                     Vice President and Secretary
Kathleen A. McGah*                    Assistant Secretary and Deputy General Counsel

Principal Business Address:
*     The Travelers Insurance Company                 **    Citigroup Inc.
      One Tower Square                                      399 Park Avenue
      Hartford, CT  06183                                   New York, N.Y. 10048

***   Travelers Financial Distributors
      2 Tower Center
      East Brunswick, NJ 08816

Item 26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
          REGISTRANT

         Incorporated herein by reference to Exhibit 16 to Post-Effective
Amendment No. 5 to the Registration Statement on Form N-4, File No. 333-27689,
filed April 19, 2002.

Item 27.  NUMBER OF CONTRACT OWNERS

As of February 28, 2002, 4,216 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.  INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes
("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant.
This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITER

(a)       Travelers Distribution LLC
          One Tower Square
          Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable
Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD
II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities,
Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable
Annuities, The Travelers Separate Account PF for Variable Annuities, The
Travelers Separate Account PF II for Variable Annuities, The Travelers Separate
Account QP for Variable Annuities, The Travelers Separate Account TM for
Variable Annuities, The Travelers Separate Account TM II for Variable Annuities,
The Travelers Separate Account Five for Variable Annuities, The Travelers
Separate Account Six for Variable Annuities, The Travelers Separate Account
Seven for Variable Annuities, The Travelers Separate Account Eight for Variable
Annuities, The Travelers Separate Account Nine for Variable Annuities, The
Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for
Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance,
The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable
Life Insurance Separate Account One, The Travelers Variable Life Insurance
Separate Account Two, The Travelers Variable Life Insurance Separate Account
Three, The Travelers Variable Life Insurance Separate Account Four, The
Travelers Separate Account MGA, The Travelers Separate Account MGA II, The
Travelers Growth and Income Stock Account for Variable Annuities, The Travelers
Quality Bond Account for Variable Annuities, The Travelers Money Market Account
for Variable Annuities, The Travelers Timed Growth and Income Stock Account for
Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable
Annuities and The Travelers Timed Aggressive Stock Account for Variable
Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp
Life Variable Annuity Separate Account.

(b)      NAME AND PRINCIPAL                POSITIONS AND OFFICES
         BUSISNESS ADDRESS*                WITH UNDERWRITER
         ------------------                ----------------------
         Kathleen A. Preston               Board of Manager
         Glenn D. Lammey                   Board of Manager
         William F. Scully III             Board of Manager and Vice President
         Donald R. Munson, Jr.             Board of Manager, President, Chief
                                           Executive Officer and Chief Operating Officer

         Anthony Cocolla                   Vice President
         Tim W. Still                      Vice President
         John M. Laverty                   Treasurer and Chief Financial Officer
         Ernest J. Wright                  Secretary
         Kathleen A. McGah                 Assistant Secretary
         William D. Wilcox                 Assistant Secretary
         Ernest J. Wright                  Assistant Secretary
         Alison K. George                  Chief Compliance Officer
         John J. Williams, Jr.             Director, Assistant Compliance Officer

* The business address for all the above is: One Tower Square, Hartford, CT 06183

(c)      Not Applicable

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

         The Travelers Life and Annuity Company
         One Tower Square
         Hartford, Connecticut  06183

Item 31.  MANAGEMENT SERVICES

         Not applicable.

Item 32.  UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a)      To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)      To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional
         Information; and

(c)      To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a)      That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the company.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company
Act of 1940, the Registrant certifies that it meets the requirements of
Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of
Connecticut, on this 24th day of April, 2002.

              THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                                (Registrant)

                   THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 (Depositor)

                             By: * GLENN D. LAMMEY
                                 --------------------------------------------
                                   Glenn D. Lammey, Chief Financial Officer,
                                   Chief Accounting Officer

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 24th day of April 2002.

*GEORGE C. KOKULIS               Director, President and Chief Executive Officer
----------------------           (Principal Executive Officer)
 (George C. Kokulis)

*GLENN D. LAMMEY                 Director, Chief Financial Officer,
----------------------           Chief Accounting Officer
 (Glenn D. Lammey)               (Principal Financial Officer)

*MARLA BERMAN LEWITUS            Director
----------------------
 (Marla Berman Lewitus)

*KATHLEN A. PRESTON              Director
----------------------
 (Kathleen A. Preston)

*By: /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX
                                  -------------

EXHIBIT
NO.             DESCRIPTION                                              METHOD OF FILING
-------         -----------                                              ----------------
10.        Consent of KPMG LLP, Independent Auditors                     Electronically